MARCH 31, 2000 (UNAUDITED)

SEI INSTITUTIONAL
MANAGED TRUST

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Large Cap Value
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Large Cap Growth
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Tax-Managed Large Cap
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Small Cap Value
--------------------------------------------------------------------------------
Small Cap Growth
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Mid-Cap
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Capital Appreciation
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Equity Income
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Balanced
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Core Fixed Income
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High Yield Bond
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[LOGO OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------


STATEMENTS OF NET ASSETS/
   SCHEDULE OF INVESTMENTS................................    1
STATEMENT OF ASSETS AND LIABILITIES.......................   59
STATEMENTS OF OPERATIONS..................................   60
STATEMENTS OF CHANGES IN NET ASSETS.......................   62
FINANCIAL HIGHLIGHTS......................................   64
NOTES TO FINANCIAL STATEMENTS.............................   67

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.0%
AEROSPACE & DEFENSE -- 2.2%
   BF Goodrich                       359,700     $  10,319
   Boeing                            295,800        11,222
   Cordant Tecshnologies             202,000        11,426
   Litton Industries*                303,100        13,393
   United Technologies               412,200        26,046
                                                 ---------
                                                    72,406
                                                 ---------
AIR TRANSPORTATION -- 0.6%
   AMR*                              119,100         3,796
   Delta Air Lines                   303,000        16,135
                                                 ---------
                                                    19,931
                                                 ---------
APPAREL/TEXTILES -- 0.2%
   VF                                287,800         6,925
                                                 ---------
AUTOMOTIVE -- 2.5%
   Dana                              372,200        10,491
   Delphi Automotive Systems         114,344         1,830
   Ford Motor                        975,200        44,798
   General Motors                    177,500        14,699
   Navistar International*           225,000         9,028
                                                 ---------
                                                    80,846
                                                 ---------
BANKS -- 10.7%
   Astoria Financial                 217,300         6,166
   Bank of America                 1,544,983        81,015
   Bank One                          845,800        29,074
   Chase Manhattan                   845,600        73,726
   Commerce Bancshares                23,645           737
   First Union                       505,000        18,811
   Firstar                           911,800        20,914
   Fleet Boston Financial            976,500        35,642
   Golden West Financial             393,600        12,275
   Greenpoint Financial              125,400         2,461
   JP Morgan                         225,400        29,696
   PNC Bank                          747,600        33,689
   UnionBanCal                       334,700         9,225
                                                 ---------
                                                   353,431
                                                 ---------
BIOTECHNOLOGY -- 0.2%
   Biogen*                           134,700         9,412
                                                 ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.6%
   AT&T-Liberty Media
     Group, Cl A*                    164,600         9,753
   CBS*                              125,998         7,135
   Fox Entertainment
     Group, Cl A*                    283,400         8,484
   Gannett                           423,400        29,797
   Tribune                           310,200        11,342
   Walt Disney                       441,100        18,251
                                                 ---------
                                                    84,762
                                                 ---------
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION -- 0.5%
   Centex                            309,500     $   7,370
   Fluor                             187,200         5,803
   Pulte                             185,000         3,862
                                                 ---------
                                                    17,035
                                                 ---------
BUILDING & CONSTRUCTION SUPPLIES -- 0.5%
   American Standard*                144,000         5,328
   Lafarge                           284,300         6,752
   Owens-Corning                     100,500         1,947
   Texas Industries                  109,300         3,402
                                                 ---------
                                                    17,429
                                                 ---------
CHEMICALS -- 3.5%
   Ashland                            99,100         3,314
   Dow Chemical                      611,700        69,734
   Eastman Chemical                  175,900         8,003
   Lubrizol                          143,700         4,140
   Lyondell Petrochemical            208,200         3,071
   Millenium Chemicals               102,200         2,044
   Praxair                           185,800         7,734
   Union Carbide                     294,300        17,161
                                                 ---------
                                                   115,201
                                                 ---------
COAL MINING -- 0.0%
   Arch Coal                          24,388           171
                                                 ---------
COMPUTERS & SERVICES -- 4.3%
   Apple Computer*                   132,800        18,036
   Brocade Communications
     Systems*                         91,300        16,371
   Electronics for Imaging*          152,100         9,126
   IBM                               237,100        27,978
   NCR*                              458,600        18,401
   Quantum-DLT & Storage
     Systems*                        384,900         4,595
   Quantum-Hard Disk drive*          192,450         2,165
   Seagate Technology*               599,800        36,138
   Unisys*                           309,000         7,880
                                                 ---------
                                                   140,690
                                                 ---------
CONTAINERS & PACKAGING -- 0.5%
   Ball                              163,000         5,634
   Crown Cork & Seal                 394,900         6,318
   Owens-Illinois*                   239,700         4,045
                                                 ---------
                                                    15,997
                                                 ---------
DRUGS -- 1.3%
   Bergen Brunswig, Cl A             214,500         1,448
   Merck                             278,800        17,320
   Pharmacia & Upjohn                173,500        10,280
   Schering Plough                   341,400        12,546
                                                 ---------
                                                    41,594
                                                 ---------
                                                                              1

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

LARGE CAP VALUE FUND--CONTINUED
-------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 5.6%
   American Electric Power           358,600     $  10,691
   Central & South West              743,700        12,689
   Cinergy                           459,300         9,875
   Constellation Energy Group        456,800        14,561
   DTE Energy                        205,300         5,954
   Edison International              461,400         7,642
   Energy East                       443,800         8,793
   FirstEnergy                       714,500        14,737
   FPL Group                         352,500        16,237
   New Century Energies              403,000        12,115
   PG&E                              637,400        13,385
   Pinnacle West Capital             236,700         6,672
   Public Service Enterprise Group   934,300        27,679
   Southern                          822,300        17,885
   Wisconsin Energy                  217,300         4,332
                                                 ---------
                                                   183,247
                                                 ---------
ELECTRONICS -- 0.5%
   Arrow Electronics*                262,700         9,260
   Avnet                              46,300         2,917
   Thomas & Betts                    120,800         3,413
                                                 ---------
                                                    15,590
                                                 ---------
FINANCIAL SERVICES -- 7.7%
   American Express                   95,300        14,194
   Bear Stearns                      602,450        27,487
   Citigroup                       1,397,950        82,916
   Countrywide Credit Industries     352,300         9,600
   FNMA                              241,200        13,613
   Household International           343,900        12,832
   Lehman Brothers Holdings          172,700        16,752
   MBNA                              909,700        23,197
   Metris                            140,700         5,470
   Morgan Stanley Dean Witter        588,300        47,983
                                                 ---------
                                                   254,044
                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 3.0%
   Adolph Coors, Cl B                155,800         7,449
   ConAgra                           628,100        11,384
   Earthgrains                       125,000         1,859
   General Mills                     444,100        16,071
   Great Atlantic & Pacific Tea      211,400         4,122
   IBP                               498,400         7,850
   Nabisco Group Holdings            182,100         2,185
   Philip Morris                     282,825         5,975
   Ralston-Ralston Purina Group      478,300        13,093
   RJ Reynolds Tobacco Holdings       38,400           653
   Ruddick                           113,600         1,243
   Safeway*                          332,000        15,023
   SUPERVALUE                        453,800         8,594
   Tyson Foods                       195,200         2,172
                                                 ---------
                                                    97,673
                                                 ---------
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
GAS/NATURAL GAS -- 0.3%
   National Fuel & Gas               105,900     $   4,719
   Sempra Energy                     259,100         4,340
                                                 ---------
                                                     9,059
                                                 ---------
HOTELS & LODGING -- 0.5%
   Starwood Hotels & Resorts
     Worldwide                       577,000        15,146
                                                 ---------
HOUSEHOLD FURNITURE & FIXTURES -- 0.6%
   Maytag                            295,200         9,779
   Whirlpool                         193,800        11,362
                                                 ---------
                                                    21,141
                                                 ---------
INSURANCE -- 6.7%
   Aetna                             164,800         9,177
   Allstate                        1,003,200        23,889
   AMBAC Financial Group             241,400        12,161
   American General                  100,600         5,646
   American International Group      194,200        21,265
   Chubb                             296,700        20,046
   CIGNA                             624,800        47,329
   Financial Security Assurance
     Holdings Ltd.                    97,400         7,153
   Lincoln National                  225,800         7,564
   Marsh & McLennan                  322,900        35,620
   MBIA                               76,200         3,967
   Old Republic International        178,150         2,450
   PMI Group                         293,400        13,918
   St. Paul                          278,478         9,503
                                                 ---------
                                                   219,688
                                                 ---------
LEISURE PRODUCTS -- 0.1%
   Sabre Holdings*                    54,367         2,008
                                                 ---------
MACHINERY -- 1.9%
   Cummins Engine                    549,600        20,644
   Deere                             251,600         9,561
   Dover                             288,900        13,831
   NACCO Industries, Cl A             27,700         1,328
   Rockwell International            267,200        11,172
   Tecumseh Products, Cl A           129,500         5,698
                                                 ---------
                                                    62,234
                                                 ---------
MEDICAL PRODUCTS & SERVICES -- 1.1%
   Bausch & Lomb                     153,000         7,985
   Mallinckrodt                      372,500        10,709
   Pacificare Health Systems*         44,900         2,239
   United HealthCare*                281,900        16,808
                                                 ---------
                                                    37,741
                                                 ---------

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-------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-------------------------------------------------------------------------------
METAL FABRICATE/HARDWARE -- 0.1%
   Timken                            201,200     $  3,270
                                                 ---------
METALS & MINING -- 0.5%
   Alcan Aluminum Ltd.               286,261         9,697
   Alcoa                             100,400         7,053
                                                 ---------
                                                    16,750
                                                 ---------
MISCELLANEOUS MANUFACTURING -- 3.7%
   Cooper Industries                 376,943        13,193
   FMC*                              213,700        12,074
   Honeywell International           619,800        32,656
   Minnesota Mining &
     Manufacturing                   277,800        24,603
   PPG Industries                    469,700        24,571
   Tyco International Ltd.           267,300        13,332
                                                 ---------
                                                   120,429
                                                 ---------
OFFICE/BUSINESS EQUIPMENT -- 0.0%
   Lanier Worldwide*                 166,400           343
                                                 ---------
PAPER & PAPER PRODUCTS -- 2.9%
   Boise Cascade                     166,600         5,789
   Champion International            237,000        12,620
   Consolidated Papers               118,900         4,570
   Fort James                        589,700        12,973
   Georgia-Pacific                   270,200        10,690
   International Paper               942,924        40,310
   Mead                               85,800         2,998
   Westvaco                          157,500         5,257
                                                 ---------
                                                    95,207
                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 10.8%
   Amerada Hess                      298,700        19,303
   Atlantic Richfield                411,400        34,969
   BP Amoco PLC ADR                  220,800        11,716
   Chevron                           267,100        24,690
   Ensco International               556,700        20,111
   Exxon Mobil                     1,328,282       103,357
   Kerr-McGee                        372,400        21,506
   Occidental Petroleum              756,600        15,699
   Phillips Petroleum              1,218,100        56,337
   Texaco                            247,700        13,283
   Tosco                             289,700         8,818
   Ultramar Diamond Shamrock         345,600         8,770
   USX-Marathon Group                608,000        15,846
                                                 ---------
                                                   354,405
                                                 ---------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.3%
   Eastman Kodak                     194,700        10,575
                                                 ---------
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
RAILROADS -- 2.6%
   Burlington Northern Santa Fe      765,400     $  16,934
   Canadian Pacific Ltd.             167,600         3,750
   CSX                               734,600        17,263
   Norfolk Southern                  949,500        13,649
   Union Pacific                     892,925        34,936
                                                 ---------
                                                    86,532
                                                 ---------
RETAIL -- 4.5%
   BJ's Wholesale Club*              398,200        15,380
   Darden Restaurants                882,600        15,721
   Dillards, Cl A                    179,700         2,954
   Federated Department Stores*      560,400        23,397
   JC Penney                         370,560         5,512
   Lowe's                            242,500        14,156
   May Department Stores             632,662        18,031
   Sears Roebuck                   1,303,700        40,252
   TJX                               327,500         7,266
   Toys `R' Us*                      393,200         5,824
                                                 ---------
                                                   148,493
                                                 ---------
RUBBER-TIRES -- 0.3%
   Cooper Tire & Rubber              153,700         1,931
   Goodyear Tire & Rubber            334,000         7,786
                                                 ---------
                                                     9,717
                                                 ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.6%
   Conexant Systems*                  59,100         4,196
   KLA-Tencor*                       346,600        29,201
   SDL*                               21,200         4,513
   Teradyne*                         155,300        12,773
                                                 ---------
                                                    50,683
                                                 ---------
SOFTWARE -- 0.9%
   Reynolds & Reynolds, Cl A         384,200        10,373
   Symantec*                         262,900        19,750
                                                 ---------
                                                    30,123
                                                 ---------
STEEL/STEEL WORKS -- 0.4%
   Nucor                             264,800        13,240
                                                 ---------
TELEPHONES & TELECOMMUNICATION -- 10.2%
   Alltel                            224,300        14,145
   AT&T                            1,370,250        77,077
   BellSouth                       1,587,300        74,603
   GTE                               998,600        70,901
   Harris                            166,400         5,751
   SBC Communications                968,182        40,664
   Sprint (FON Group)                229,200        14,440
   Telephone & Data Systems          226,000        25,086
   US West                           184,500        13,399
                                                 ---------
                                                   336,066
                                                 ---------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

LARGE CAP VALUE FUND--CONCLUDED
-------------------------------------------------------------------------------
                                     SHARES/FACE    MARKET
DESCRIPTION                         AMOUNT(000)   VALUE (000)
-------------------------------------------------------------------------------
TRUCKING -- 0.1%
   Yellow*                           214,000     $   3,946
                                                 ---------
WHOLESALE -- 0.5%
   Genuine Parts                     393,200         9,388
   Ingram Micro*                     325,000         4,997
   Tech Data*                         70,000         2,301
                                                 ---------
                                                    16,686
                                                 ---------
Total Common Stocks
   (Cost $3,090,464)                             3,189,866
                                                 ---------
U.S. TREASURY OBLIGATIONS -- 0.2%
   U.S. Treasury Bill
     6.063%-6.153% 11/09/00 (A) (B)  $ 5,500         5,301
                                                 ---------
Total U.S. Treasury Obligations
   (Cost $5,303)                                     5,301
                                                 ---------
REPURCHASE AGREEMENT -- 2.9%
   J.P. Morgan
     6.100%, dated 03/31/00, matures
     04/03/00, repurchase price
     $96,977,258(collateralized by
     various Government Obligations,
     par value $373,965,000,06/22/00-
     04/15/30, total market value:
     $98,917,315)                     96,977        96,977
                                                 ---------
Total Repurchase Agreement
   (Cost $96,977)                                   96,977
                                                 ---------
MONEY MARKET -- 0.2%
   Evergreen Select Money
     Market Trust, Cl Y            5,687,017         5,687
                                                 ---------
Total Money Market
   (Cost $5,687)                                     5,687
                                                 ---------
Total Investments -- 100.3%
   (Cost $3,198,431)                             3,297,831
                                                 ---------
Other Assets and Liabilities, Net -- (0.3%)         (8,981)
                                                 ---------
NET ASSETS:
Fund Shares of Class A (unlimited
 authorization -- no par value) based
 on 179,619,714 outstanding shares
 of beneficial interest                          3,162,705
Undistributed net investment income                 12,806
Accumulated net realized gain
   on investments                                    8,620
Net unrealized appreciation on futures               5,319
Net unrealized appreciation on investments          99,400
                                                 ---------
Total Net Assets -- 100.0%                       3,288,850
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $18.31
                                                 =========
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) YIELDS SHOWN ARE EFFECTIVE YIELDS AT TIME OF PURCHASE.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LTD. -- LIMITED
PLC -- PUBLIC LIMITED COMPANY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

LARGE CAP GROWTH FUND

COMMON STOCKS -- 99.3%
AEROSPACE & DEFENSE -- 0.8%
   United Technologies               560,000     $  35,385
                                                 ---------
AIR TRANSPORTATION -- 0.6%
   Southwest Airlines              1,153,400        24,005
                                                 ---------
AUTOMOTIVE -- 0.2%
   Delphi Automotive Systems         536,000         8,576
                                                 ---------
BANKS -- 1.3%
   Bank of America                   345,000        18,091
   Bank One                          200,000         6,875
   Chase Manhattan                   350,000        30,516
                                                 ---------
                                                    55,482
                                                 ---------
BEAUTY PRODUCTS -- 1.7%
   Colgate-Palmolive                 623,000        35,122
   Gillette                          382,000        14,397
   Procter & Gamble                  362,500        20,391
                                                 ---------
                                                    69,910
                                                 ---------
BIOTECHNOLOGY -- 1.7%
   Amgen*                            435,000        26,698
   Biogen*                           371,600        25,966
   Genentech*                        119,000        18,088
                                                 ---------
                                                    70,752
                                                 ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 6.3%
   AT&T-Liberty Media Group,
     Cl A*                         1,623,200        96,175
   Mediaone Group*                   725,000        58,725
   Time Warner                       692,500        69,250
   UnitedGlobalCom, Cl A*            207,200        15,553
   Viacom, Cl B*                     450,800        23,780
                                                 ---------
                                                   263,483
                                                 ---------
COMMERCIAL SERVICES -- 0.7%
   Paychex                           553,700        29,000
                                                 ---------

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 7.0%
   Aether Systems*                    76,575    $   13,898
   Corning                           125,300        24,308
   JDS Uniphase*                     134,700        16,240
   L.M. Ericsson Telephone ADR       254,400        23,866
   Lucent Technologies               234,700        14,258
   Metromedia Fiber Network          305,300        29,538
   Motorola                          328,400        46,756
   Nextel Partners                   166,900         4,840
   Nokia, Cl A ADR                   526,800       114,447
   Nortel Networks                    30,000         3,780
                                                 ---------
                                                   291,931
                                                 ---------
COMPUTERS & SERVICES -- 14.2%
   Apple Computer*                   125,400        17,031
   Brocade Communications
     Systems*                         41,400         7,424
   Cisco Systems*                  3,256,900       251,799
   Dell Computer*                  2,626,200       141,651
   EMC*                              279,200        34,900
   Extreme Networks*                 143,000        11,297
   IBM                               255,000        30,090
   Network Appliance*                 63,700         5,271
   SanDisk*                           98,000        12,005
   Sun Microsystems*                 535,100        50,141
   VeriSign*                          62,200         9,299
   VERITAS Software*                 180,854        23,692
                                                 ---------
                                                   594,600
                                                 ---------
DRUGS -- 8.8%
   Bristol-Myers Squibb            1,253,100        72,367
   Eli Lilly                         271,800        17,123
   MedImmune*                         55,100         9,594
   Merck                             400,000        24,850
   Pfizer                          1,901,600        69,527
   Schering Plough                 1,405,000        51,634
   Teva Pharmaceutical
     Industries ADR                  362,800        13,537
   Warner Lambert                  1,114,200       108,634
                                                 ---------
                                                   367,266
                                                 ---------
ELECTRICAL SERVICES -- 1.0%
   AES*                              553,300        43,572
                                                 ---------
ELECTRONICS -- 4.0%
   Agilent Technologies*              52,100         5,418
   Credence Systems*                  83,200        10,410
   Maxim Integrated Products*        630,700        44,819
   PE-PE Biosystems Group             97,300         9,389
   Solectron*                      1,610,000        64,501
   Vitesse Semiconductor*            324,900        31,272
                                                 ---------
                                                   165,809
                                                 ---------
ENTERTAINMENT -- 0.5%
   Mirage Resorts*                 1,139,500        22,078
                                                 ---------
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 6.4%
   American Express                  109,800    $   16,353
   Associates First Capital          690,000        14,792
   Charles Schwab                    702,700        39,922
   Citigroup                       1,060,000        62,871
   MBNA                            1,007,000        25,678
   Morgan Stanley Dean Witter        770,000        62,803
   Providian Financial               322,900        27,971
   T. Rowe Price & Associates        419,000        16,551
                                                 ---------
                                                   266,941
                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 1.6%
   Coca-Cola                          80,000         3,755
   Kroger*                         1,220,000        21,426
   Safeway*                          936,600        42,381
                                                 ---------
                                                    67,562
                                                 ---------
HOUSEHOLD FURNITURE & FIXTURES -- 0.4%
   Gemstar International
     Group Ltd.*                     215,900        18,567
                                                 ---------
INSURANCE -- 2.7%
   American International Group      601,350        65,848
   Progressive of Ohio               613,800        46,687
                                                 ---------
                                                   112,535
                                                 ---------
MEDICAL PRODUCTS & SERVICES -- 1.9%
   Allergan                          222,100        11,105
   Medtronic                       1,300,700        66,905
                                                 ---------
                                                    78,010
                                                 ---------
MISCELLANEOUS MANUFACTURING -- 5.0%
   General Electric                  683,700       106,102
   Honeywell International           690,000        36,354
   Tyco International Ltd.         1,360,000        67,830
                                                 ---------
                                                   210,286
                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 1.0%
   Cooper Cameron*                   167,400        11,195
   Noble Drilling*                   718,000        29,752
                                                 ---------
                                                    40,947
                                                 ---------
RAILROADS -- 1.2%
   Kansas City Southern Industries   600,800        51,631
                                                 ---------
RETAIL -- 8.2%
   Home Depot                      2,388,100       154,032
   Kohls*                            799,700        81,969
   Lowe's                            331,300        19,340
   Gap                               604,000        30,087
   Wal-Mart Stores                 1,014,700        56,316
                                                 ---------
                                                   341,744
                                                 ---------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

LARGE CAP GROWTH FUND--CONCLUDED
-------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 10.2%
   Altera*                           750,000   $    66,938
   Analog Devices*                   175,100        14,106
   Applied Materials*                704,600        66,409
   Conexant Systems*                 132,000         9,372
   Intel                           1,269,900       167,547
   PMC-Sierra*                       127,400        25,950
   Teradyne*                         341,300        28,072
   Texas Instruments                 312,200        49,952
                                                ----------
                                                   428,346
                                                ----------
SOFTWARE -- 7.5%
   America Online*                   320,000        21,520
   Digex*                             50,200         5,569
   Exodus Communications*             54,600         7,671
   InfoSpace.com*                     23,200         3,374
   Inktomi*                           32,200         6,279
   Intuit*                           258,700        14,067
   Microsoft*                      1,504,300       159,832
   Oracle*                           100,000         7,806
   Pixar*                            288,000        10,278
   PSINet*                           190,000         6,463
   SAP AG ADR                        187,900        11,227
   Siebel Systems*                   323,000        38,578
   Yahoo!*                           111,900        19,177
                                                ----------
                                                   311,841
                                                ----------
TELEPHONES & TELECOMMUNICATION -- 3.8%
   Amdocs Ltd.*                      166,500        12,269
   Cox Communications, Cl A*         348,800        16,917
   EchoStar Communications*          329,000        25,991
   MCI WorldCom*                     605,000        27,414
   McLeodUSA, CL A*                  289,900        24,587
   Nextel Communications, Cl A*      141,700        21,007
   Sprint (FON Group)                225,000        14,175
   Vodafone Group PLC ADR            288,000        16,002
                                                ----------
                                                   158,362
                                                ----------
WHOLESALE -- 0.6%
   Costco Wholesale*                 437,200        22,980
                                                ----------
Total Common Stocks
   (Cost $2,609,266)                             4,151,601
                                                ----------
U.S. TREASURY OBLIGATIONS -- 0.1%
   U.S. Treasury Bill
     6.063%-6.071%,
     11/09/00 (A) (B)                $ 5,000         4,819
                                                ----------
Total U.S. Treasury Obligations
   (Cost $4,821)                                     4,819
                                                ----------
-------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
-------------------------------------------------------------------------------
MONEY MARKETS -- 0.9%
   Evergreen Select Money
     Market Trust, Cl Y            1,467,695    $    1,468
   Evergreen Select Money
     Market, Cl I                 37,166,483        37,166
                                                ----------
Total Money Markets
   (Cost $38,634)                                   38,634
                                                ----------

REPURCHASE AGREEMENT -- 0.5%
   Morgan Stanley
   6.000%, dated 03/31/00, matures
   04/03/00, repurchase price
   $20,309,114 (collateralized by
   U.S. Treasury Note, par value
   $20,490,000, 4.500%, 09/30/00,
   total market value: $20,309,114)  $19,813        19,813
                                                ----------
Total Repurchase Agreement
   (Cost $19,813)                                   19,813
                                                ----------
Total Investments -- 100.8%
   (Cost $2,672,534)                             4,214,867
                                                ----------
Other Assets and Liabilities, Net -- (0.8%)        (32,526)
                                                ----------
NET ASSETS:
Fund Shares of Class A (unlimited
 authorization -- no par value) based
 on 109,620,236 outstanding shares
 of beneficial interest                          2,417,870
Net investment loss                                 (4,602)
Accumulated net realized gain
   on investments                                  224,609
Net unrealized appreciation on futures               2,131
Net unrealized appreciation on investments       1,542,333
                                                ----------
Total Net Assets -- 100.0%                      $4,182,341
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $38.15
                                                 =========

*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) YIELDS SHOWN ARE EFFECTIVE YIELDS AT TIME OF PURCHASE.
ADR -- AMERICAN DEPOSITORY RECEIPT
Cl -- CLASS
LTD. --- LIMITED
PLC -- PUBLIC LIMITED COMPANY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------



TAX-MANAGED LARGE CAP FUND
-------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
-------------------------------------------------------------------------------
COMMON STOCKS -- 97.3%
AEROSPACE & DEFENSE -- 1.3%
   BF Goodrich                       155,100     $   4,449
   Litton Industries*                 43,300         1,913
   United Technologies               213,014        13,460
                                                 ---------
                                                    19,822
                                                 ---------
AIR TRANSPORTATION -- 0.2%
   Delta Air Lines                    62,500         3,328
                                                 ---------
APPAREL/TEXTILES -- 0.1%
   VF                                 91,300         2,197
                                                 ---------
AUTOMOTIVE -- 0.6%
   Dana                              145,000         4,087
   Ford Motor                        130,400         5,990
                                                 ---------
                                                    10,077
                                                 ---------
BANKS -- 5.1%
   Bank of America                   444,200        23,293
   Bank One                          285,100         9,800
   Chase Manhattan                   196,100        17,097
   First Union                       283,000        10,542
   Fleet Boston Financial            314,364        11,474
   PNC Bank                           81,300         3,664
   SouthTrust                        123,200         3,134
                                                 ---------
                                                    79,004
                                                 ---------
BEAUTY PRODUCTS -- 0.9%
   Colgate-Palmolive                 166,000         9,358
   Kimberly-Clark                     76,800         4,301
                                                 ---------
                                                    13,659
                                                 ---------
BIOTECHNOLOGY -- 0.8%
   Amgen*                            103,600         6,358
   Biogen*                            57,000         3,983
   Genentech*                         11,700         1,778
                                                 ---------
                                                    12,119
                                                 ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 5.5%
   AT&T-Liberty Media
     Group, Cl A*                    395,800        23,451
   CBS*                               74,570         4,223
   Clear Channel Communications*      58,000         4,006
   Gannett                            54,000         3,800
   Mediaone Group*                   190,000        15,390
   New York Times, Cl A               79,800         3,426
   Time Warner                       204,300        20,430
   Tribune                           116,300         4,252
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   UnitedGlobalCom, Cl A*             20,300     $   1,524
   Viacom, Cl B*                     110,200         5,813
                                                 ---------
                                                    86,315
                                                 ---------
BUILDING & CONSTRUCTION -- 0.1%
   Centex                             90,000         2,143
                                                  ---------
BUILDING & CONSTRUCTION SUPPLIES -- 0.2%
   American Standard*                 60,000         2,220
   Owens-Corning                      70,700         1,370
                                                 ---------
                                                     3,590
                                                 ---------
CHEMICALS -- 1.5%
   Ashland                            31,800         1,063
   Dow Chemical                      107,900        12,301
   Eastman Chemical                   26,600         1,210
   Lubrizol                           88,200         2,541
   Lyondell Petrochemical            101,500         1,497
   Millenium Chemicals                50,600         1,012
   Praxair                            62,100         2,585
   Union Carbide                      30,200         1,761
                                                 ---------
                                                    23,970
                                                 ---------
COAL MINING -- 0.0%
   Arch Coal                           7,825            55
                                                 ---------
COMMUNICATIONS EQUIPMENT -- 4.3%
   Aether Systems*                     7,500         1,361
   Corning                            10,300         1,998
   JDS Uniphase*                      32,600         3,930
   L.M. Ericsson Telephone ADR*       24,900         2,336
   Lucent Technologies               133,000         8,080
   Metromedia Fiber Network*          30,400         2,941
   Motorola                           32,200         4,584
   Nextel Partners*                   16,400           476
   Nokia, Cl A ADR                   152,500        33,131
   Nortel Networks                    19,000         2,394
   Tellabs*                           80,500         5,070
                                                 ---------
                                                    66,301
                                                 ---------
COMPUTERS & SERVICES -- 10.6%
   Adaptec*                           93,400         3,608
   Apple Computer*                    12,400         1,684
   Brocade Communications
     Systems*                          4,000           717
   Cabletron Systems*                166,400         4,878
   Lexmark International Group*       61,800         6,535
   Cisco Systems*                    828,500        64,053
   Dell Computer*                    600,000        32,362
   EMC*                               27,400         3,425

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

TAX-MANAGED LARGE CAP FUND--CONTINUED
-------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
-------------------------------------------------------------------------------
   Extreme Networks*                  14,000     $   1,106
   IBM                               147,000        17,346
   Network Appliance*                  6,600           546
   Quantum-DLT & Storage
     Systems*                         71,700           856
   Quantum-Hard Disk drive*           35,850           403
   SanDisk*                            9,600         1,176
   Seagate Technology*               148,300         8,935
   Sun Microsystems*                  52,500         4,919
   SunGard Data Systems*              75,000         2,831
   VeriSign*                          44,100         6,593
   VERITAS Software*                  17,700         2,319
                                                 ---------
                                                   164,292
                                                 ---------
CONTAINERS & PACKAGING -- 1.2%
   Crown Cork & Seal                 190,000         3,040
   Owens-Illinois*                   174,000         2,936
   Sealed Air*                        88,300         4,796
   Smurfit-Stone Container*          210,000         3,557
   Sonoco Products                   175,000         4,112
                                                 ---------
                                                    18,441
                                                 ---------
DRUGS -- 5.6%

   Bergen Brunswig, Cl A              75,000           506
   Bristol-Myers Squibb              372,900        21,535
   MedImmune*                          3,900           679
   Merck                             194,200        12,065
   Pfizer                            257,600         9,418
   Schering Plough                   526,300        19,342
   Teva Pharmaceutical
     Industries ADR                   35,600         1,328
   Warner Lambert                    225,600        21,996
                                                 ---------
                                                    86,869
                                                 ---------
ELECTRICAL SERVICES -- 3.7%
   AES*                              118,500         9,332
   American Electric Power           122,500         3,652
   Central & South West              210,000         3,583
   Cinergy                           210,000         4,515
   Consolidated Edison               215,400         6,247
   FirstEnergy                       282,900         5,835
   New Century Energies              154,000         4,630
   Northern States Power             227,000         4,512
   PG&E                              238,600         5,011
   Pinnacle West Capital             131,100         3,695
   Public Service Enterprise Group   130,100         3,854
   Wisconsin Energy                  111,100         2,215
                                                 ---------
                                                    57,081
                                                 ---------
ELECTRONICS -- 2.4%
   Agilent Technologies*               5,100           530
   Arrow Electronics*                111,500         3,930
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Avnet                               6,000     $     378
   Credence Systems*                   8,100         1,014
   PE-PE Biosystems Group              9,500           917
   Solectron*                        441,000        17,668
   Thomas & Betts                    100,200         2,831
   Vishay Intertechnology*           120,000         6,675
   Vitesse Semiconductor*             31,900         3,070
                                                 ---------
                                                    37,013
                                                 ---------
FINANCIAL SERVICES -- 5.4%
   American Express                   10,800         1,609
   Associates First Capital          237,000         5,081
   Citigroup                         517,800        30,712
   Household International           115,700         4,317
   MBNA                              429,100        10,942
   Morgan Stanley Dean Witter        346,900        28,294
   SLM Holding                        77,300         2,575
                                                 ---------
                                                    83,530
                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 2.9%
   ConAgra                           462,800         8,388
   General Mills                     168,600         6,101
   Kroger*                           325,000         5,708
   Philip Morris                     205,100         4,333
   Quaker Oats                        78,200         4,741
   Ralston-Ralston Purina Group      191,900         5,253
   Safeway*                           53,000         2,398
   Sara Lee                          185,000         3,330
   SUPERVALUE                        150,000         2,841
   Tyson Foods                       137,700         1,532
                                                 ---------
                                                    44,625
                                                 ---------
HOUSEHOLD FURNITURE & FIXTURES -- 0.5%
   Gemstar International
     Group Ltd.*                      21,200         1,823
   Whirlpool                         100,000         5,862
                                                 ---------
                                                     7,685
                                                 ---------
HOUSEHOLD PRODUCTS -- 0.2%
   Dial                              224,000         3,080
                                                 ---------
INSURANCE -- 2.5%
   Aetna                               6,500           362
   American General                   96,000         5,388
   American International Group      111,000        12,154
   Chubb                             183,000        12,364
   MBIA                               45,000         2,343
   St. Paul                           13,000           444
   XL Capital, Cl A                  108,400         6,003
                                                 ---------
                                                    39,058
                                                 ---------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 1.7%
   Allergan                           21,800     $   1,090
   Guidant*                           34,800         2,047
   Johnson & Johnson                 102,000         7,146
   Medtronic                         210,000        10,802
   United HealthCare*                 80,100         4,776
                                                  ---------
                                                    25,861
                                                 ---------
METALS & MINING -- 0.3%
   Alcan Aluminum Ltd.                39,200         1,328
   Alcoa                              49,000         3,442
                                                 ---------
                                                     4,770
                                                 ---------
MISCELLANEOUS MANUFACTURING -- 5.5%
   Cooper Industries                 106,500         3,728
   General Electric                  293,500        45,548
   Honeywell International           255,800        13,477
   Tyco International Ltd.           454,000        22,643
                                                 ---------
                                                    85,396
                                                 ---------
PAINT & RELATED PRODUCTS -- 0.2%
   Sherwin-Williams                  165,400         3,628
                                                 ---------
PAPER & PAPER PRODUCTS -- 1.3%
   Champion International             34,900         1,858
   Consolidated Papers                27,700         1,065
   Fort James                        251,900         5,542
   Georgia-Pacific                    65,500         2,591
   International Paper               168,348         7,197
   Temple-Inland                      18,500           922
   Westvaco                           13,800           461
   Willamette Industries              25,000         1,003
                                                 ---------
                                                    20,639
                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 4.1%
   Amerada Hess                       40,000         2,585
   Atlantic Richfield                 37,000         3,145
   Coastal                            61,500         2,829
   Conoco                            123,000         3,029
   Cooper Cameron*                    16,700         1,117
   Exxon Mobil                       180,768        14,066
   Kerr-McGee                         73,000         4,216
   Noble Drilling*                   155,200         6,431
   Occidental Petroleum              221,000         4,586
   Phillips Petroleum                263,700        12,196
   Transocean Sedco Forex            106,000         5,439
   USX-Marathon Group                160,000         4,170
                                                 ---------
                                                    63,809
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
RAILROADS -- 2.0%
   Burlington Northern Santa Fe      440,900     $   9,755
   CSX                               249,000         5,852
   Kansas City Southern Industries    11,300           971
   Norfolk Southern                  393,300         5,654
   Union Pacific                     215,400         8,428
                                                 ---------
                                                    30,660
                                                 ---------
RETAIL -- 7.6%
   Circuit City Stores-Circuit
     City Group                      111,600         6,794
   Dillards, Cl A                     28,800           473
   Federated Department Stores*      232,100         9,690
   Gap                               224,791        11,197
   Home Depot                        557,700        35,972
   Kohls*                            182,500        18,706
   Lowe's                             32,500         1,897
   May Department Stores             293,400         8,362
   Sears Roebuck                     124,000         3,829
   TJX                               122,000         2,707
   Wal-Mart Stores                   334,500        18,565
                                                 ---------
                                                   118,192
                                                 ---------
RUBBER-TIRES -- 0.1%
   Cooper Tire & Rubber               38,200           480
   Goodyear Tire & Rubber             33,600           783
                                                 ---------
                                                     1,263
                                                 ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 7.4%
   Altera*                           200,000        17,850
   Analog Devices*                    17,200         1,386
   Applied Materials*                161,700        15,240
   Conexant Systems*                  12,900           916
   Cypress Semiconductor*            110,000         5,424
   Intel                             452,500        59,702
   PMC-Sierra*                        12,500         2,546
   Teradyne*                          81,500         6,703
   Texas Instruments                  30,600         4,896
                                                 ---------
                                                   114,663
                                                 ---------
SOFTWARE -- 6.5%
   America Online*                   203,900        13,712
   Ariba*                              1,600           335
   BMC Software*                      88,000         4,345
   Digex*                              5,000           555
   Exodus Communications*              5,300           745
   InfoSpace.com*                      2,300           335
   Inktomi*                            3,100           605

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

TAX-MANAGED LARGE CAP FUND--CONCLUDED
--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Intuit*                            36,300    $    1,974
   Microsoft*                        412,400        43,818
   Oracle                            378,800        29,570
   PSINet*                            89,500         3,044
   SAP AG ADR                         18,400         1,099
   Yahoo!*                            11,000         1,885
                                                ----------
                                                   102,022
                                                ----------
TELEPHONES & TELECOMMUNICATION -- 4.3%
   Alltel                             90,900         5,732
   Amdocs Ltd.*                       16,300         1,201
   AT&T                              205,000        11,531
   EchoStar Communications*           32,300         2,552
   GTE                               101,000         7,171
   MCI WorldCom*                     327,000        14,817
   McLeodUSA, Cl A*                   28,400         2,409
   Nextel Communications, Cl A*       13,900         2,061
   SBC Communications                209,880         8,815
   Sprint (FON Group)                 95,200         5,998
   Vodafone Group PLC ADR             78,000         4,334
                                                ----------
                                                    66,621
                                                ----------
WHOLESALE -- 0.7%
   Costco Wholesale*                  42,900         2,255
   Genuine Parts                     180,200         4,302
   Ingram Micro*                     210,000         3,229
   Tech Data*                         17,600           579
                                                ----------
                                                    10,365
                                                ----------
Total Common Stocks
   (Cost $1,342,148)                             1,512,143
                                                ----------
COMMERCIAL PAPER -- 0.1%
   Ford Motor Credit
      6.010%, 04/04/00              $  1,567         1,566
                                                ----------
Total Commercial Paper
   (Cost $1,566)                                     1,566
                                                ----------
U.S. TREASURY OBLIGATION -- 0.5%
   U.S. Treasury Bill
     6.038%-6.103%,
     11/09/00 (A) (B)                  8,000         7,710
                                                ----------
Total U.S. Treasury Obligation
   (Cost $7,713)                                     7,710
                                                ----------
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.3%
   Morgan Stanley
     6.030%, dated 03/31/00, matures
     04/03/00, repurchase price
     $19,359,774 (collateralized by
     Tennessee Valley Bonds, total
     par value $21,770,000,
     6.875%, 12/15/43; total market
     value $21,405,919)            $  19,360    $   19,360
                                                ----------
Total Repurchase Agreement
   (Cost $19,360)                                   19,360
                                                ----------
MONEY MARKETS -- 0.6%
   Evergreen Select Money
     Market Trust, Cl Y            4,134,072         4,134
   Evergreen Select Money
     Market, Cl I                  5,885,434         5,885
                                                ----------
Total Money Markets
   (Cost $10,019)                                   10,019
                                                ----------
Total Investments -- 99.8%
   (Cost $1,380,806)                             1,550,798
                                                ----------
Other Assets and Liabilities, Net-- 0.2%             3,588
                                                ----------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 110,112,359 outstanding shares
   of beneficial interest                        1,390,381
Undistributed net investment income                  3,024
Accumulated net realized loss on investments       (9,574)
Net unrealized appreciation on futures                 563
Net unrealized appreciation on investments         169,992
                                                ----------
Total Net Assets -- 100.0%                      $1,554,386
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $14.12
                                                ==========
*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) YIELDS SHOWN ARE EFFECTIVE YIELDS AT TIME OF PURCHASE.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
LTD. --- LIMITED
PLC -- PUBLIC LIMITED COMPANY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 94.8%
AEROSPACE & DEFENSE -- 1.0%
   Alliant Techsystems*               47,388      $  2,790
   Gencorp                           201,200         1,559
   Howmet International*              93,200         1,881
   Primex Technologies                54,800         1,168
                                                 ---------
                                                     7,398
                                                 ---------
AIR TRANSPORTATION -- 0.5%
   America West Holdings, Cl B*       70,500         1,093
   Offshore Logistics*                84,500         1,172
   Skywest                            45,200         1,768
                                                 ---------
                                                     4,033
                                                 ---------
APPAREL/TEXTILES -- 1.4%
   Guilford Mills                    185,900         1,429
   Kellwood                           58,500         1,027
   Polo Ralph Lauren*                111,600         2,086
   R.G. Barry*                       270,100           912
   Springs Industries, Cl A           50,900         1,934
   Westpoint Stevens                 153,100         2,909
                                                 ---------
                                                    10,297
                                                 ---------
AUTOMOTIVE -- 1.6%
   Arvin Industries                  106,900         2,419
   Borg-Warner Automotive             80,000         3,150
   Midas                             103,400         2,482
   Standard Motor Products            46,500           692
   Superior Industries International  46,200         1,464
   Tower Automotive*                  92,800         1,520
                                                 ---------
                                                    11,727
                                                 ---------
BANKS -- 6.4%
   Andover Bancorp                    26,362           753
   Astoria Financial                 104,100         2,954
   Bancorpsouth                      115,600         1,893
   Bancwest                          155,000         3,061
   Bank United, Cl A                  43,700         1,379
   Chittenden                         69,000         2,048
   City National                      53,700         1,809
   Cullen/Frost Bankers               54,900         1,451
   Dime Bancshares                   333,142         6,163
   Dime Community Bancorp            152,200         2,407
   Downey Financial                   97,780         2,078
   Firstfed Financial*                49,440           655
   Flagstar Bancorp                   51,500           669
   Imperial Bancorp*                  48,016         1,488
   North Fork Bancorporation          65,550         1,172
   OceanFirst Financial               41,000           643
   Roslyn Bancorp                      1,521            27
   Silicon Valley Bancshares*         33,500         2,408
   Staten Island Bancorp             228,800         3,918
   Washington Federal                192,800         3,675
   Webster Financial                 172,900         3,977
   Westamerica Bancorporation         70,100         1,945
                                                 ---------
                                                    46,573
                                                 ---------
BIOTECHNOLOGY -- 0.3%
   Celera Genomics*                   22,800         2,088
                                                 ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.6%
   Advo Systems*                     119,200         2,980
   Courier                            17,000           395
   Grey Advertising                    6,800         2,781
   R.H. Donnelley*                   149,700         2,545
   True North Communications          31,000         1,219
   Young Broadcasting, Cl A*          75,900         1,442
                                                 ---------
                                                    11,362
                                                 ---------
BUILDING & CONSTRUCTION -- 3.3%
   Centex                             40,360           961
   Champion Enterprises*             120,800           695
   DR Horton                         211,300         2,760
   Dycom Industries*                  22,400         1,092
   EMCOR Group*                      150,800         3,167
   Fleetwood Enterprises              76,100         1,122
   Granite Construction               67,200         1,814
   Jacobs Engineering Group*          89,900         2,899
   MDC Holdings                       90,090         1,616
   Pulte                             168,400         3,515
   Ryland Group                       55,400         1,039
   Standard Pacific                  211,400         2,114
   Winnebago Industries               51,100           923
                                                 ---------
                                                    23,717
                                                 ---------
BUILDING & CONSTRUCTION SUPPLIES -- 2.1%
   Centex Construction Products       54,600         1,433
   Dal-Tile International*           393,200         3,121
   Elcor                              26,300           907
   Florida Rock Industries            25,640           718
   Genlyte Group*                    196,800         3,838
   Johns Manville                     58,200           640
   Modine Manufacturing              112,000         2,814
   Nortek*                            26,120           578
   Simpson Manufacturing*             26,700         1,055
                                                 ---------
                                                    15,104
                                                 ---------
CHEMICALS -- 2.2%

   Albemarle                          44,900           932
   American Pacific*                 158,800         1,122
   Cambrex                            46,200         2,010
   CFC International*                 55,400           346
   Cytec Industries*                  92,100         2,821
   Ethyl                             168,300           515
   Geon                               79,800         1,716

STATEMENT OF NET ASSETS

-------------------------------------------------------------------------------

SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

SMALL CAP VALUE FUND--CONTINUED

-------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-------------------------------------------------------------------------------
   Lubrizol                           42,800      $  1,233
   Minerals Technologies              20,500           914
   Olin                              123,300         2,189
   W.R. Grace*                       105,100         1,333
   Wellman                            45,300           898
                                                 ---------
                                                    16,029
                                                 ---------
COMMERCIAL SERVICES -- 2.0%
   Albany Molecular Research*         33,700         1,967
   Burns International Services*      72,300           759
   CDI*                               71,900         1,366
   Duff & Phelps Credit Rating        20,700         2,064
   Gartner Group*                    149,000         2,347
   Interim Services*                 104,800         1,945
   Mail-Well*                         89,800           780
   Modis Professional Services*       87,200         1,079
   Orthodontic Centers of America*   120,500         2,259
                                                 ---------
                                                    14,566
                                                 ---------
COMPUTERS & SERVICES -- 1.6%
   Anixter International*             52,000         1,449
   Astro Med                          37,200           260
   Avant!*                            62,100           776
   Brooktrout*                        71,400         2,071
   Catapult Communications*           49,600           505
   CIBER*                             53,200         1,091
   Quantum-Hard Disk drive*          165,700         1,864
   Radisys*                           56,300         3,385
                                                 ---------
                                                    11,401
                                                 ---------
CONTAINERS & PACKAGING -- 0.3%
   Greif Brothers                     74,700         2,381
                                                 ---------
DENTAL SUPPLIES & EQUIPMENT -- 0.3%
   Patterson Dental*                  49,000         1,874
                                                 ---------
DRUGS -- 1.6%
   Alpharma, Cl A                     94,600         3,477
   Barr Laboratories*                 48,300         2,029
   Bindley Western Industries         82,635         1,121
   Dura Pharmaceuticals*              71,700           883
   Noven Pharmaceuticals*            120,500         1,318
   Perrigo*                          128,900           979
   Vertex Pharmaceuticals*            30,000         1,404
                                                 ---------
                                                    11,211
                                                 ---------
ELECTRICAL COMPONENTS & EQUIPMENT -- 0.5%
   Belden                             31,300           861
   Insteel Industries                202,300         1,138
   Power-One*                         32,200         1,944
                                                 ---------
                                                     3,943
                                                 ---------
ELECTRICAL SERVICES -- 3.4%
   Avista                             39,000         1,589
   Cleco                              40,080         1,333
   Conectiv                          109,100         1,909
   El Paso Electric*                 339,700         3,524
   Energy East                         7,663           152
   Hawaiian Electric Industries       87,100         2,771
   Idacorp                            44,500         1,546
   IPALCO Enterprises                 52,600         1,026
   Kansas City Power & Light          84,600         2,453
   NorthWestern                       38,800           800
   Nstar                              54,558         2,291
   Public Service of New Mexico      206,700         3,256
   Rgs Energy Group                   52,600         1,118
   United Illuminating                22,300           875
                                                 ---------
                                                    24,643
                                                 ---------
ELECTRONICS -- 4.2%
   Credence Systems*                  18,500         2,315
   Moog*                              57,300         1,053
   Hadco*                             90,400         5,842
   Integrated Device Technology*      56,000         2,219
   KEMET*                             60,100         3,801
   Sensormatic Electronics*          328,800         7,377
   Stoneridge*                       179,600         2,065
   Technitrol                         47,400         2,761
   Tektronix                          48,500         2,716
                                                 ---------
                                                    30,149
                                                 ---------
ENTERTAINMENT -- 0.9%
   Anchor Gaming*                     38,000         1,442
   Aztar*                             85,100           808
   Cinar Films, Cl B*                 36,000           180
   Zomax*                             62,800         3,784
                                                 ---------
                                                     6,214
                                                 ---------
ENVIRONMENTAL SERVICES -- 0.2%
   Gundle/SLT Environmental*         211,800           622
   Harding Lawson Associates
     Group*                           49,800           529
   IT Group*                          11,800            89
   Sevenson Environmental Services    18,900           182
                                                 ---------
                                                     1,422
                                                 ---------
FINANCIAL SERVICES -- 2.2%
   BlackRock*                        129,900         2,630
   Dain Rauscher                      59,600         3,930
   Doral Financial                   134,800         1,525
   Heller Financial                   48,400         1,119
   John Nuveen, CL A                  66,900         2,559
   Metris                             29,400         1,143
   Neuberger Berman                  100,200         2,824
   Somerset Group                     22,700           411
                                                 ---------
                                                    16,141
                                                 ---------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
-------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 1.5%
   Adolph Coors, Cl B                 22,830      $  1,092
   Canandaigua Brands, Cl A*          38,400         1,958
   Corn Products International        71,700         1,725
   Fleming                            59,700           899
   Grand Union*                      340,100           999
   Pilgrim's Pride                    32,200           203
   Pilgrim's Pride Cl A               16,100            78
   Ralcorp Holdings*                  61,400           890
   Robert Mondavi*                    31,800         1,109
   Universal                          62,730           945
   Universal Foods                    33,600           718
                                                 ---------
                                                    10,616
                                                 ---------
GAS/NATURAL GAS -- 2.1%
   Energen                            36,460           581
   Northwest Natural Gas              71,900         1,402
   Oneok                             124,500         3,112
   Peoples Energy                     11,900           327
   Southwest Gas                      46,400           884
   UGI                               109,300         2,364
   Washington Gas Light              133,100         3,619
   Wicor                              91,500         2,836
                                                 ---------
                                                    15,125
                                                 ---------
HAND/MACHINE TOOLS -- 1.7%
   Franklin Electric                   6,200           396
   Lincoln Electric Holdings         324,600         7,851
   Powell Industries*                131,200         1,263
   Regal Beloit                      141,200         2,471
                                                 ---------
                                                    11,981
                                                 ---------
HOLDING COMPANIES-DIVERSIFIED -- 0.1%
   Craig, Cl A*                       97,900           434
                                                 ---------
HOTELS & LODGING -- 0.6%
   Starwood Hotels & Resorts
     Worldwide                       153,300         4,024
                                                 ---------
HOUSEHOLD FURNITURE & FIXTURES -- 1.7%
   Chromcraft Revington*              40,900           312
   Ethan Allen Interiors             149,100         3,727
   Furniture Brands International*    74,600         1,403
   Harman International               59,400         3,564
   Kimball International             180,200         1,982
   Salton/Maxim Housewares*           32,000         1,388
                                                 ---------
                                                    12,376
                                                 ---------
HOUSEHOLD PRODUCTS -- 0.6%
   Playtex Products*                 336,900         4,380
   Standard Register                  11,040           142
                                                 ---------
                                                     4,522
                                                 ---------
INSURANCE -- 6.5%
   Acceptance Insurance*             171,600           933
   Annuity & Life Re Holdings        118,400         3,078
   Arthur J. Gallagher                64,400         2,093
   CNA Surety                         82,700         1,153
   Commerce Group                     42,900         1,266
   Delphi Financial Group, Cl A*      19,448           591
   Everest Re Group Ltd.              67,600         2,205
   FBL Financial Group, Cl A          44,600           669
   Financial Security Assurance
     Holdings Ltd.                    24,300         1,785
   First American Financial          117,700         1,670
   HCC Insurance Holdings             87,700         1,162
   Hilb, Rogal and Hamilton          111,400         3,043
   IPC Holdings Ltd.                  93,300         1,120
   Leucadia National                  52,100         1,237
   Markel*                             9,500         1,382
   Merchants Group                    12,300           183
   Mony Group                         74,600         2,411
   Mutual Risk Management Ltd.        40,900           818
   Ohio Casualty                      38,800           694
   PICO Holdings*                     99,000         1,101
   PMI Group                         145,320         1,998
   Radian Group                       93,890         4,472
   Risk Capital Holdings*            116,300         1,904
   RLI                                 2,100            70
   Scottish Annuity & Life           177,500         1,365
   SCPIE Holdings                     23,800           729
   Stewart Information Services      218,000         3,447
   White Mountains Insurance
     Group                            24,900         3,340
   WR Berkley                         37,100           856
                                                 ---------
                                                    46,775
                                                 ---------
INVESTMENT COMPANIES -- 0.2%
   Capital Southwest                  26,900         1,473
                                                 ---------
LEASING & RENTING -- 0.8%
   GATX                               33,800         1,284
   Rent-A-Center*                     32,000           480
   Rent-Way*                          73,300         1,429
   Rollins Truck Leasing             103,600           874
   Ryder System                       50,700         1,150
   Xtra*                              18,600           707
                                                 ---------
                                                     5,924
                                                 ---------
LEISURE PRODUCTS -- 0.6%
   Arctic Cat                        287,300         2,945
   JAKKS Pacific*                     58,300         1,257
                                                 ---------
                                                     4,202
                                                 ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

SMALL CAP VALUE FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
MACHINERY -- 2.8%
   AGCO                              134,600      $  1,531
   Astec Industries*                  58,400         1,551
   Briggs & Stratton                  70,200         2,887
   Commercial Intertech               38,700           762
   Gardner Denver Machinery*           1,895            36
   Gehl*                              21,100           385
   Helix Technology                   21,300         1,279
   Imation*                           40,600         1,084
   JLG Industries                    202,300         1,846
   Kulicke & Soffa Industries*        26,800         1,717
   Manitowoc                          59,100         1,599
   Tecumseh Products, Cl A            77,800         3,423
   Thomas Industries                  96,585         1,811
   Twin Disc                          31,800           545
                                                 ---------
                                                    20,456
                                                 ---------
MARINE TRANSPORTATION -- 0.3%
   Alexander & Baldwin               118,600         2,446
                                                 ---------
MEDICAL PRODUCTS & SERVICES -- 3.9%
   America Service Group*              6,400            96
   Beckman Coulter                    49,100         3,152
   Cooper                             58,600         1,886
   Diagnostic Products                37,600           919
   Edwards Lifesciences*              66,800           906
   First Health Group*                34,000         1,075
   LifePoint Hospitals*              150,600         2,504
   Lincare Holdings*                 136,500         3,873
   Medical Manager*                   15,300           536
   MedQuist*                          48,700         1,324
   National Dentex*                   48,000           708
   Quest Diagnostics*                 42,000         1,669
   Renal Care Group*                  52,600         1,141
   Sola International*                50,100           307
   Sun Healthcare Group*             107,700         3,850
   Varian Medical Systems*            41,400         1,889
   Wesley Jessen VisionCare*          64,700         2,325
                                                 ---------
                                                    28,160
                                                 ---------
METAL FABRICATE/HARDWARE -- 1.9%
   Amcast Industrial                  38,310           352
   Commercial Metals                  95,600         2,641
   Intermet                          166,600         1,520
   Kaydon                            101,700         2,778
   L.B. Foster, Cl A*                149,400           607
   Mueller Industries*               107,300         3,259
   Velcro Industries                 112,100         1,247
   Worthington Industries            121,900         1,509
                                                 ---------
                                                    13,913
                                                 ---------
METALS & MINING -- 0.4%
   Cleveland Cliffs                  106,300         2,531
                                                 ---------
MISCELLANEOUS BUSINESS SERVICES-- 0.3%
   IMRGlobal*                         85,200      $  1,225
   Kronos*                            24,900           738
                                                 ---------
                                                     1,963
                                                 ---------
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 4.6%
   A.O. Smith                         73,250         1,318
   Aptar Group                        64,600         1,724
   Barnes Group                       38,450           558
   Carlisle                           77,700         3,108
   Clarcor                           134,700         2,391
   Dexter                            126,650         6,712
   ESCO Electronics*                  51,050           855
   FMC*                               50,600         2,859
   Justin Industries                 133,300         2,399
   Lancaster Colony                   27,700           847
   M&F Worldwide*                    207,800           909
   Mark IV Industries                177,800         3,923
   National Service Industries        48,800         1,028
   NCH                                12,730           577
   Pittston Services                 164,300         2,793
   Smith Investment                    8,200           369
   SPS Technologies*                  19,700           601
                                                 ---------
                                                    32,971
                                                 ---------
PAPER & PAPER PRODUCTS -- 0.5%
  Pope & Talbot                       82,900         1,523
   Potlatch                           35,700         1,535
   Rock Tenn, Cl A                    50,800           495
                                                 ---------
                                                     3,553
                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 6.1%
   Atwood Oceanics*                   36,200         2,401
   Barrett Resources*                 60,100         1,792
   Cabot Oil & Gas, Cl A             131,200         2,370
   Fletcher Challenge Energy ADR      85,900         1,954
   Forest Oil*                       181,800         1,932
   Giant Industries*                  44,460           400
   Helmerich & Payne                  67,500         2,093
   Insight Enterprises*               26,900           980
   Louis Dreyfus Natural Gas*         77,400         2,632
   Murphy Oil                         37,100         2,138
   Ocean Energy*                     269,900         3,880
   Patina Oil & Gas                  105,400         1,429
   Pride International*               79,800         1,820
   Prima Energy*                      25,550           690
   Ranger Oil*                       322,400         1,249
   Santa Fe Snyder*                  274,850         2,645
   Swift Energy*                     310,100         5,543
   Tom Brown*                        198,900         3,655
   Ultramar Diamond Shamrock          63,200         1,604
   Vintage Petroleum                 137,500         2,767
                                                 ---------
                                                    43,974
                                                 ---------
14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.4%
   Polaroid                          119,800     $   2,845
                                                 ---------
REAL ESTATE -- 0.2%
   Trizec Hahn                        99,100         1,487
                                                 ---------
REAL ESTATE INVESTMENT TRUSTS -- 7.4%
   Amli Residential Properties       103,450         2,121
   Arden Reality Group               135,000         2,818
   Asset Investors (Del)              90,600           974
   Avalonbay Communities              94,300         3,454
   Boston Properties                  91,400         2,908
   Charles E. Smith Residential
     Realty                           79,250         2,863
   Cornerstone Properties            130,100         2,269
   Equity Office Properties Trust    100,200         2,518
   Equity Residential Properties
     Trust                           113,950         4,579
   Essex Property Trust               62,800         2,261
   Federal Realty Investment Trust   144,400         2,789
   Franchise Finance of America       45,100         1,049
   General Growth Properties          96,200         2,928
   Healthcare Realty Trust            36,100           605
   Highwoods Properties               96,800         2,057
   Liberty Property Trust            121,200         2,901
   Prentiss Properties Trust         117,950         2,632
   Post Properties                    16,800           677
   Public Storage                    131,700         2,766
   Reckson Associates Realty         149,520         2,804
   Spieker Properties                 53,450         2,379
   Urban Shopping Centers            105,900         3,078
                                                 ---------
                                                    53,430
                                                 ---------
REGULATED INVESTMENT COMPANY -- 0.4%
   John Hancock Bank and Thrift
     Opportunity Fund                367,200         2,547
                                                 ---------
RETAIL -- 4.6%
   Ann Taylor Stores*                100,100         2,302
   Barnes & Noble*                   167,400         3,850
   Barnett*                          140,100         1,541
   Burlington Coat Factory           141,100         2,425
   Brown Shoe                         46,400           557
   Cato, Cl A                         86,200         1,013
   Children's Place*                  68,500           976
   Claire's Stores                   118,700         2,381
   Dress Barn*                        63,910         1,230
   Footstar*                         121,300         3,427
   Haverty Furniture                 131,800         1,400
   Pacific Sunwear of California*     39,300         1,513
   Rare Hospitality*                  37,900           737
   Ruby Tuesday                       47,400           830
   Ryan's Family Steak Houses*       280,080         2,678
   Shopko Stores*                     43,900           779
   Spiegel, Cl A*                    118,000           944
   Zale*                              99,800         4,709
                                                 ---------
                                                    33,292
                                                 ---------
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
RUBBER-TIRES -- 0.1%
   Cooper Tire & Rubber               42,800     $     538
                                                 ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.8%
   ATMI*                              35,700         1,705
   Cree Research*                     13,800         1,558
   Cypress Semiconductor*             48,700         2,402
   Ess Technology*                    22,000           385
   General Semiconductor*            101,900         1,758
   International Rectifier*           43,300         1,651
   Pioneer Standard Electronics       78,400         1,235
   Varian Semiconductor Equipment
     Associates*                      38,200         2,430
                                                 ---------
                                                    13,124
                                                 ---------
SHIPBUILDING -- 0.4%
   Newport News Shipbuilding          96,700         2,925
                                                 ---------
SOFTWARE -- 1.3%
   Digi International*                33,100           306
   Midway Games*                      65,000           861
   NVIDIA*                            17,300         1,462
   Progress Software*                112,800         2,644
   Proxicom*                          30,900         1,369
   Sybase*                           102,600         2,084
   Timberline Software                62,200           544
                                                 ---------
                                                     9,270
                                                 ---------
STEEL/STEEL WORKS -- 1.5%
   AK Steel Holding                  504,305         5,232
   Carpenter Technology               73,600         1,532
   Roanoke Electric Steel             86,100         1,464
   Ryerson Tull                       52,300           811
   Schnitzer Steel Industries, Cl A   84,900         1,534
                                                 ---------
                                                    10,573
                                                 ---------
TELEPHONES & TELECOMMUNICATION -- 0.5%
   Centigram Communications*          11,000           209
   Comsat                            110,500         2,279
   Lightbridge*                       39,300           919
                                                 ---------
                                                     3,407
                                                 ---------
TRUCKING -- 1.0%
   Arkansas Best*                     57,600           605
   Arnold Industries                   6,300            81
   Roadway Express                   132,900         2,691
   US Freightways                     92,500         3,463
   Yellow*                            34,150           630
                                                 ---------
                                                     7,470
                                                 ---------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

SMALL CAP
VALUE FUND--CONCLUDED
-------------------------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------
WHOLESALE -- 0.4%
   Aviall*                           136,500       $ 1,152
   Handleman*                         69,100           613
   United Stationers*                 40,900         1,460
                                                 ---------
                                                     3,225
                                                 ---------
Total Common Stocks
   (Cost $666,860)                                 683,825
                                                 ---------
U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill
     6.063%, 11/09/00 (A) (B)        $ 1,500         1,446
                                                 ---------
Total U.S. Treasury Obligation
   (Cost $1,446)                                     1,446
                                                 ---------
REPURCHASE AGREEMENTS -- 5.1%
   Merrill Lynch
     5.460%, dated 03/31/00, matures
     04/03/00, repurchase price
     $3,824,094 (collateralized by various
     U.S. Treasury Obligations,
     total par value $5,980,000, 5.75%-
     10.620%, 06/30/01-08/15/15,
     total market value: $8,408,728)   3,284         3,284
   Morgan Stanley
     6.030%, dated 03/31/00, matures
     04/03/00, repurchase price
     $33,552,748 (collateralized by
     Tennessee Valley Bonds, total
     par value $35,589,000, 5.880%-
     6.875%, 06/15/05-12/15/43,
     total market value: $34,569,876) 33,553        33,553
                                                 ---------
Total Repurchase Agreements
   (Cost $36,837)                                   36,837
                                                 ---------
Total Investments -- 100.1%
   (Cost $705,143)                                 722,108
                                                 ---------
Other Assets and Liabilities, Net -- (0.1%)         (1,016)
                                                 ---------
NET ASSETS:
Funds Shares of Class A (unlimited
   authorization -- no par value) based
   on 50,342,993 outstanding shares
   of beneficial interest                          705,596
Undistributed net investment income                  1,606
Accumulated net realized loss on investments        (3,289)
Net unrealized appreciation on futures                 214
Net unrealized appreciation on investments          16,965
                                                 ---------
Total Net Assets-- 100.0%                         $721,092
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                        $14.32
                                                 =========
SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) YIELDS SHOWN ARE EFFECTIVE YIELDS AT TIME OF PURCHASE.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
LTD. --- LIMITED
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


COMMON STOCKS -- 96.5%
AEROSPACE & DEFENSE -- 0.1%
   Remec*                             16,800       $   848
                                                 ---------
AGRICULTURE -- 0.0%
   Agribrands International*          10,100           397
                                                 ---------
AIR TRANSPORTATION -- 0.1%
   Hawaiian Airlines*                553,300         1,245
                                                 ---------
APPAREL/TEXTILES -- 1.6%
   Columbia Sportswear*              134,600         3,298
   Guess?*                            24,800           794
   Jones Apparel Group*              304,000         9,690
   Phillips Van Heusen               297,600         2,288
   Polo Ralph Lauren*                292,900         5,474
   Quiksilver*                       158,700         2,787
                                                 ---------
                                                    24,331
                                                 ---------
AUTOMOTIVE -- 0.0%
   Aftermarket Technology*            42,800           535
                                                 ---------
BANKS -- 0.9%
   Bank United, Cl A                  40,300         1,272
   Greater Bay Bancorp                23,400           942
   Imperial Bancorp*                 118,800         3,683
   Pacific Century Financial         140,400         2,852
   PBOC Holdings*                    140,500         1,264
   Silicon Valley Bancshares*         41,500         2,983
   West Coast Bancorp                 10,000            98
                                                 ---------
                                                    13,094
                                                 ---------
BIOTECHNOLOGY -- 1.2%
   Affymetrix*                         6,400           950
   CuraGen*                           18,200           851
   Genelabs Technologies*             46,400           287
   Genzyme Transgenics*              108,500         2,170
   Human Genome Sciences*             14,900         1,238

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
   Incyte Pharmaceuticals*             7,800     $     682
   Lynx Therapeutics*                129,300         3,847
   Maxim Pharmaceuticals*             81,000         3,802
   Millennium Pharmaceutical*         12,300         1,597
   Neose Technologies*                49,300         1,587
   Vical*                             22,600           757
                                                 ---------
                                                    17,768
                                                 ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.1%
   ACTV*                             149,900         5,256
   Citadel Communications*            91,300         3,852
   Cox Radio, Cl A*                   80,900         6,796
   Cumulus Media*                     63,200           908
   Emmis Broadcasting*               112,100         5,213
   Entercom Communications*           52,000         2,652
   Getty Images*                      63,300         2,275
   Lamar Advertising*                 36,300         1,652
   Pegasus Communications*            37,600         5,292
   Spanish Broadcasting System,

     Cl A*                           111,950         2,626
   TMP Worldwide*                     81,100         6,306
   True North Communications          27,600         1,085
   Valuevision International*         58,300         2,412
   Westwood One*                      23,400           848
                                                 ---------
                                                    47,173
                                                 ---------
BUILDING & CONSTRUCTION -- 0.7%
   Dycom Industries*                 119,100         5,806
   EMCOR Group*                       70,600         1,483
   Insituform Technologies*           91,400         2,799
   NVR*                               12,200           659
                                                 ---------
                                                    10,747
                                                 ---------
BUILDING & CONSTRUCTION SUPPLIES -- 0.1%
   Elcor                               8,900           307
   Simpson Manufacturing*             15,200           600
                                                 ---------
                                                       907
                                                 ---------
CHEMICALS -- 0.1%
   Spartech                           31,300         1,076
                                                 ---------
COMMERCIAL SERVICES -- 3.0%
   Aurora Biosciences*                69,700         2,849
   Circle.com*                       108,800           898
   Comdisco                           14,400           635
   Concord EFS*                       35,000           803
   Corporate Executive Board*        103,100         5,232
   Diamond Technology Partners*       32,800         2,157
   Forrester Research*                29,050         1,576
   Hall, Kinion & Associates*         18,000           433
   Hooper Holmes                      70,800         2,429
   Horizon Offshore*                 307,000         2,840
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Hotjobs.com Ltd*                  228,000     $   5,757
   Learning Tree International*      106,900         3,795
   Memberworks*                      100,000         4,012
   Professional Detailing*            47,200         1,180
   Profit Recovery Group
     International*                   83,500         1,545
   Quanta Services*                   82,400         5,001
   Student Advantage*                180,950         1,809
   Teletech Holdings*                 69,300         2,391
                                                 ---------
                                                    45,342
                                                 ---------
COMMUNICATIONS EQUIPMENT -- 4.6%
   American Tower Systems*           146,300         7,224
   Aware*                             75,800         3,041
   Breezecom Ltd.*                     2,750           103
   C-Cor Electronics*                 12,400           608
   Commscope*                        118,900         5,425
   Digital Lightwave*                 27,400         1,707
   Ditech Communications*             72,600         7,700
   Efficient Networks*                85,300        13,285
   Harmonic Lightwaves*               21,300         1,773
   Next Level Communications*         31,000         3,371
   NorthEast Optic Network*           10,400           879
   Powerwave Technologies*            18,100         2,262
   SBA Communications*                36,500         1,606
   Spectrasite Holdings*             132,800         3,760
   Tekelec*                           15,200           564
   Terayon Communication*             47,500         9,737
   Tut Systems*                      115,300         6,868
   UTStarcom*                          3,600           281
                                                 ---------
                                                    70,194
                                                 ---------
COMPUTERS & SERVICES -- 8.6%
   Advanced Digital Information*      92,800         3,178
   Apex*                             178,200         6,616
   ArrowPoint Communications*          1,000           118
   Auspex Systems*                   232,700         2,560
   Axent Technologies*                21,100           397
   Black Box*                         60,500         4,189
   Checkpoint Software*               18,200         3,113
   Cybex Computer Products*          133,350         5,017
   Digital Insight*                   13,600           697
   Digitas*                            1,450            36
   eLoyalty*                          63,200         1,509
   Emulex*                            10,800         1,179
   Entrust Technologies*              23,800         2,025
   Extreme Networks*                  46,100         3,642
   FileNet*                          133,300         3,966
   Immersion*                         57,800         3,468
   In Focus Systems*                  88,600         3,173
   Integral Systems*                  14,300           643
   Interlink Electronics*             11,000         1,049

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

SMALL CAP
GROWTH FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Intervoice*                       144,900    $    4,184
   ISS Group*                         69,800         8,132
   M-Systems Flash Disk
     Pioneers Ltd.*                    2,300           122
   McAfee.com*                        18,200           941
   Mentor Graphics*                  310,700         4,699
   Mercury Computer Systems*          41,500         2,028
   Miami Computer Supply*             96,300         3,021
   Micros Systems*                   100,600         6,332
   MMC Networks*                     103,800         3,425
   Natural Microsystems*              22,500         1,929
   Netegrity*                        153,300        10,501
   Netsolve*                          83,000         2,677
   Paradyne Networks*                121,600         3,770
   QRS*                               53,950         4,060
   Radiant Systems*                   27,900         1,754
   SanDisk*                           66,200         8,109
   Silicon Storage Technology*       117,800         8,702
   SonicWALL*                         57,900         3,858
   Technology Solutions*             458,700         4,186
   Three-Five Systems*                47,200         2,832
                                                 ---------
                                                   131,837
                                                 ---------
CONTAINERS & PACKAGING -- 0.2%
   Longview Fibre                    256,600         3,785
                                                 ---------
DENTAL SUPPLIES & EQUIPMENT -- 0.0%
   Patterson Dental*                  17,000           650
                                                 ---------
DRUGS -- 7.0%
   Abgenix*                           39,500         5,456
   Accredo Health*                   196,950         6,524
   Algos Pharmaceuticals*             82,000         1,179
   Alkermes*                          73,500         6,799
   Amylin Pharmaceticals*             50,200           681
   Andrx*                             34,100         3,939
   Anesta*                            51,900           687
   Antigenics*                        21,000           428
   Barr Laboratories*                165,900         6,968
   Biomatrix*                        112,100         2,859
   Celgene*                           84,500         8,413
   Cephalon*                         197,200         7,395
   ChiRex*                            63,900         1,230
   Connetics*                        116,000         1,066
   Cubist Pharmaceuticals*           206,500         8,647
   Dura Pharmaceuticals*              85,000         1,047
   GelTex Pharmaceuticals*            75,100         1,258
   Gilead Sciences*                   39,000         2,472
   ICN Pharmaceuticals                83,200         2,267
   ImClone Systems*                    9,300           715
   IVAX*                             151,300         4,123
   Jones Pharmaceuticals             159,575         4,847
   King Pharmaceuticals*             102,400         3,226
   Medarex*                           42,400         2,131
   Medicis Pharmaceutical, Cl A*      82,900         3,316
   NBTY*                             401,700         5,498
   Neurocrine Biosciences Inc*        15,300           356
   Noven Pharmaceuticals*             33,700           369
   OraPharma*                          9,600           178
   Pharmacopeia*                      21,300         1,044
   Pharmacyclics*                    126,500         7,044
   Sangstat Medical*                  32,900           911
   SICOR*                            378,400         3,926
                                                 ---------
                                                   106,999
                                                 ---------
ELECTRICAL COMPONENTS & EQUIPMENT-- 1.4%
   American Superconductor*          105,500         4,695
   Belden                             44,700         1,229
   C-Cube Microsystems*               12,300           896
   Cable Design Technologies*        105,700         3,587
   Littelfuse*                        36,600         1,343
   Power-One*                        148,200         8,949
                                                 ---------
                                                    20,699
                                                 ---------
ELECTRICAL SERVICES -- 0.3%
   Calpine*                            6,000           564
   Independent Energy Holdings
     PLC ADR*                         74,000         3,321
                                                 ---------
                                                     3,885
                                                 ---------
ELECTRONICS -- 7.5%
   ANADIGICS*                         31,950         2,109
   California Amplifier*              67,500         2,092
   Coherent*                          14,100           733
   Credence Systems*                 111,400        13,939
   Cymer*                            166,700         8,335
   Dii Group*                         62,500         7,066
   DSP Group*                         17,800         1,175
   Electro Scientific Industries*    151,200         8,770
   FEI*                              272,100         8,095
   Integrated Device Technology*     311,100        12,327
   KEMET*                            134,100         8,482
   Kent Electronics*                 170,200         4,968
   L-3 Communications*                91,600         4,763
   Microchip Technology*              65,250         4,290
   Nanometrics*                       39,300         1,916
   Newport                             2,800           378
   Pericom Semiconductor*             25,800           921
   Photon Dynamics*                   25,500         1,759
   Power Integration*                107,500         2,687
   Robotic Vision Systems*           234,000         3,744
   Sawtek*                            75,100         3,947
   Sensormatic Electronics*          341,100         7,653
   Universal Electronics*             26,800           650
   Veeco Instruments*                 31,800         2,353
   Vishay Intertechnology*            36,100         2,008
                                                 ---------
                                                   115,160
                                                 ---------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
ENTERTAINMENT -- 1.7%
   Aztar*                            248,900    $    2,365
   Macrovision*                      173,400        14,934
   Pinnacle Entertainment*            29,700           603
   Station Casinos*                   43,300           944
   Zomax*                            113,400         6,832
                                                 ---------
                                                    25,678
                                                 ---------
FINANCIAL SERVICES -- 2.3%
   Affiliated Managers Group*         86,700         4,118
   Americredit*                       43,700           713
   Doral Financial                    49,900           564
   Eaton Vance                        26,200         1,125
   Financial Federal*                159,100         2,894
   Friedman, Billings, Ramsey
     Group, Ser A*                   213,200         2,319
   Knight/Trimark Group*              54,500         2,779
   Legg Mason                         30,700         1,328
   Metris                            213,600         8,304
   Morgan Keegan                      74,300         1,300
   Nextcard*                         170,900         2,614
   Raymond James Financial            50,500         1,048
   Waddell & Reed Financial, Cl A    136,500         5,776
                                                 ---------
                                                    34,882
                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 0.5%
   Del Monte Foods*                  304,100         3,250
   Hain Food Group*                   42,500         1,203
   Wild Oates Markets*               134,700         2,761
                                                 ---------
                                                     7,214
                                                 ---------
HOTELS & LODGING -- 0.2%
   Fours Seasons Hotel                65,100         2,934
                                                 ---------
HOUSEHOLD FURNITURE & FIXTURES -- 0.9%
   Furniture Brands International*   191,000         3,593
   Polycom*                           64,800         5,131
   Salton/Maxim Housewares*          121,100         5,253
                                                 ---------
                                                    13,977
                                                 ---------
LEASING & RENTING -- 0.0%
   Avis Rent-A-Car*                   40,900           721
                                                 ---------
LEISURE PRODUCTS -- 0.4%
   Callaway Golf                     293,800         4,554
   Direct Focus*                      82,600         2,297
                                                 ---------
                                                     6,851
                                                 ---------
MACHINERY -- 1.7%
   Advanced Energy Industries*        28,300         1,443
   Applied Science & Technology*      24,100           729
   Asyst Technologies*                33,700         1,971
   Brooks Automation*                 69,700         4,356
   Cognex*                           103,500         5,971
   Donaldson                          40,400           912
   Gasonics International*            49,800         1,975
   Helix Technology                   80,300         4,823
   Kulicke & Soffa Industries*        51,800         3,318
                                                 ---------
                                                    25,498
                                                 ---------
MEASURING DEVICES -- 0.1%
   Cyberoptics*                       24,000         1,018
                                                 ---------
MEDICAL PRODUCTS & SERVICES -- 3.9%
   Apria Healthcare Group*            56,400           814
   Biosite Diagnostics*               65,700         1,601
   Columbia Laboratories*            267,400         3,142
   Cooper                             68,100         2,192
   Cytyc*                            332,400        16,038
   First Health Group*                34,100         1,078
   LifePoint Hospitals*              157,700         2,622
   Lincare Holdings*                  79,300         2,250
   MedQuist*                         100,200         2,724
   PolyMedica*                       255,000        14,981
   Quest Diagnostics*                132,800         5,279
   Res-Care Inc*                     190,400         1,785
   Resmed*                            33,500         2,391
   Sun Healthcare Group*              16,800           601
   Techne*                            24,600         1,697
   Triad Hospitals*                   35,200           590
                                                 ---------
                                                    59,785
                                                 ---------
METAL FABRICATE/HARDWARE -- 0.5%
   Maverick Tube*                    130,200         4,223
   Precision Castparts                80,500         2,938
                                                 ---------
                                                     7,161
                                                 ---------
METALS & MINING -- 0.2%
   Stillwater Mining*                 82,900         3,316
                                                 ---------
MISCELLANEOUS BUSINESS SERVICES -- 0.3%
   Pegasystems*                       33,200           398
   Startek*                           50,300         3,710
                                                 ---------
                                                     4,108
                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 4.0%
   BJ Services*                       13,800         1,019
   Callon Petroleum*                  93,800         1,137
   Devon Energy                       75,000         3,642
   Hanover Compressor*                32,400         1,843
   Key Energy Group*                 214,500         2,494
   Marine Drilling*                  145,100         3,981
   Murphy Oil                         39,400         2,270
   National-Oilwell*                 187,000         5,774
   Newfield Exploration*              43,300         1,526
   Oceaneering International*        148,800         2,790

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

SMALL CAP
GROWTH FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Patterson Energy*                 356,100     $  11,306
   Pogo Producing                    120,600         3,445
   Precision Drilling*               151,700         5,063
   Santa Fe Snyder*                  260,500         2,507
   UTI Energy*                       247,800         9,354
   Vintage Petroleum                 180,300         3,629
                                                 ---------
                                                    61,780
                                                 ---------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES-- 0.0%
   Concord Camera*                     4,200           231
                                                 ---------
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
   Pinnacle Holdings*                114,600         6,332
                                                 ---------
RETAIL -- 3.3%
   Charming Shoppes*                 382,700         2,177
   Cheesecake Factory*                63,800         2,656
   Dollar Tree Stores*                96,937         5,053
   Duane Reade*                      117,800         2,739
   HomeGrocer.com*                    30,100           312
   Hot Topic*                         24,200           847
   iGo*                              152,200         1,094
   Intimate Brands                   173,600         7,118
   Kenneth Cole Productions*         131,850         5,175
   lastminute.com*                       850            16
   Onvia.com*                          9,950           210
   Pacific Sunwear of California*    207,400         7,985
   PC Connection*                     84,800         2,396
   P.F Changs China Bistro*           37,000         1,226
   Talbots                             8,600           506
   Tiffany                            33,800         2,827
   Too*                              114,400         3,611
   Tweeter Home Entertainment
     Group*                          111,400         4,929
                                                 ---------
                                                    50,877
                                                 ---------
RETIREMENT/AGED CARE -- 0.1%
   Sunrise Assisted Living*           67,600           896
                                                 ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 6.0%
   Act Manufacturing*                108,400         6,064
   Actel*                            120,300         4,293
   Alpha Industries*                  24,500         2,327
   Artisan Components*                30,600           601
   ATMI*                             146,800         7,010
   Burr-Brown*                        80,700         4,388
   Cree Research*                     39,500         4,459
   Exar*                              18,650         1,335
   Fairchild Semiconductor
     International, Cl A*            125,700         4,588
   GlobeSpan*                         44,200         4,506
   Insilicon*                          1,750            28
   Integrated Measurement
     Systems*                         73,400         1,491
   International Rectifier*          129,500         4,937
   Lam Research*                      18,000           811
   Lattice Semiconductor*            110,400         7,473
   LTX*                              167,100         7,551
   Mips Technologies*                173,200         9,634
   Photronics Labs*                  130,700         4,615
   Qlogic*                            14,200         1,924
   Rudolph Technologies*              24,400         1,098
   Semtech*                            7,600           487
   Silicon Laboratories*               1,750           155
   Silicon Valley Group*             107,800         2,964
   Transwitch*                        25,250         2,427
   Triquint Semiconductor*            88,700         6,519
                                                 ---------
                                                    91,685
                                                 ---------
SOFTWARE -- 24.4%
   24/7 Media*                       103,900         4,104
   Accrue Software*                  110,200         5,047
   Actuate*                           44,400         2,389
   Acxiom*                           156,400         5,200
   Advent Software*                  128,300         5,886
   Allscripts*                       137,100         8,243
   AppliedTheory*                     63,000         1,315
   Art Technology Group*              12,000           788
   AsiaInfo Holdings*                    500            30
   Audible*                          111,900         1,119
   Avt*                               29,700           351
   Be Free Inc*                       54,500         1,199
   Bea Systems*                       56,600         4,153
   Blaze Software*                    68,600         1,955
   Brio Technology*                   83,300         3,145
   Broadbase Software*                75,100         5,989
   Business Objects*                  25,500         2,537
   Caldera Systems*                   17,500           411
   Caminus*                          108,600         2,172
   Clarus*                            22,600         1,596
   Concentric Network*               138,450         7,615
   Covad Communications Group*        65,100         4,720
   Crayfish Ltd.*                        350            13
   Cysive Inc*                        89,150         6,107
   Delano Technology*                 22,500           505
   Digex*                             61,000         6,767
   Digimarc*                         258,800        11,387
   Digital Island*                    26,650         1,624
   Dset*                              92,200         1,700
   Dsl.net*                          119,600         2,639
   Eclipsys*                         144,800         2,805
   Eprise*                             2,100            33
   Exchange Applications*            202,800        10,733
   Extensity*                         36,350         1,745
   FairMarket*                         4,850           110
   Firepond*                         107,600         4,405
   FirstWorld Communications*         75,150         1,531
   Geoworks*                          12,500           445

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
   Globix*                            44,100      $  1,681
   Go2Net*                            25,800         2,079
   Homestore.com*                     52,300         2,550
   InfoCure*                         226,700         3,939
   Informatica*                      137,400        10,554
   Informix*                         735,350        12,455
   Integrated Information Systems*    27,700           604
   Interactive Intelligence*          64,800         2,786
   IntraNet Solutions*               155,400         7,148
   Intraware*                         41,300         1,706
   ITXC*                              61,950         2,916
   Keynote Systems*                   23,400         2,393
   Lifeminders.com*                  110,400         7,493
   Liquid Audio*                      92,000         1,219
   Loudeye Technologies*               3,050           106
   Macromedia*                        86,500         7,812
   MapInfo*                           29,000         1,131
   Media Metrix*                      95,500         4,011
   Mercury Interactive*               30,600         2,425
   MessageMedia*                     156,200         1,982
   Micromuse*                         79,000        10,966
   Moldflow*                          92,200         1,562
   MyPoints.com*                     141,050         3,782
   National Information
     Consortium*                     123,850         4,304
   National Instruments*              94,700         4,445
   NaviSite*                          41,800         5,089
   NetCreations*                     117,900         5,011
   Netiq*                            194,000        12,962
   Netopia*                           86,650         6,233
   Netpliance*                         2,550            37
   NetSpeak*                          23,300           499
   Network Solutions*                 45,600         7,009
   NVIDIA*                            14,800         1,250
   Optimal Robotics*                  14,900           700
   Peregrine Systems*                166,100        11,139
   Pinnacle Systems*                  25,200           838
   Pixar*                             60,500         2,159
   Preview Systems*                   18,400           871
   Prime Response*                    18,550           283
   Primus Knowledge Solution*         56,200         4,833
   ProBusiness Services*              95,800         2,473
   Progress Software*                 81,700         1,915
   Proxicom*                          85,100         3,771
   PSINet*                           123,100         4,187
   Quest Software*                    43,500         4,905
   RADVision Ltd.*                     1,150            60
   Register.com*                      17,950         1,248
   Remedy*                           124,500         5,245
   Sagent Technology*                186,800         5,382
   Scient*                            48,250         4,376
   Scientific Learning*               99,500         2,550
   Selectica*                          3,350           296
   SERENA Software*                   43,200         1,377
   Silknet Software Com*               4,500           466
   Silverstream Software*             58,000         4,285
   Sportsline USA*                    94,300         2,776
   Switchboard*                        2,650            91
   Sybase*                            96,800         1,966
   Symantec*                          68,700         5,161
   Tibco Software*                    36,150         2,946
   TSI International Software, Ltd.* 133,600        11,097
   Universal Access*                   1,650            55
   Usinternetworking*                 97,725         3,787
   Verio*                            121,200         5,462
   Versata*                           79,350         4,776
   Vignette*                           9,650         1,546
   Vitria Technology*                 34,900         3,518
   Watchguard Technologies*           26,550         2,389
   Websense*                           4,000           192
   Wind River Systems*                17,204           624
   Xcare.net*                         35,800           515
                                                 ---------
                                                   372,912
                                                 ---------
STEEL/STEEL WORKS -- 0.1%
   Lone Star Technologies*            42,000         1,958
                                                 ---------
TELEPHONES & TELECOMMUNICATION -- 4.5%
   Allegiance Telecommunications*     87,700         7,071
   Caprock Communications*           100,000         4,900
   Copper Mountain Networks*          83,300         6,825
   Crown Castle International*        73,700         2,791
   CTC Communications Group*         164,250         7,001
   Dobson Communications*            104,400         2,401
   Electric Lightwave*               176,500         4,214
   Gt Group Telecom, Cl B*               550            11
   iBasis*                            24,600         1,010
   ITC Deltacom*                      48,800         1,739
   Latitude Communication*           142,500         3,741
   Lightbridge*                       54,200         1,267
   MasTec*                            26,700         2,376
   Metricom*                          24,600         1,141
   Metrocall*                        426,400         4,264
   MGC Communications*                10,100           722
   Net2000 Communications*             1,950            46
   Price Communications*              54,540         1,254
   Primus Telecommunications
     Group*                           88,600         4,580
   TALK.com*                          36,200           579
   Telocity*                           5,400            67
   ViaSat*                            23,300         1,678
   Viatel*                            86,200         4,326
   WebLink Wireless*                  41,900           560
   Z-Tel Technologies*               111,200         4,670
                                                 ---------
                                                    69,234
                                                 ---------
                                                                             21

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

SMALL CAP
GROWTH FUND--CONCLUDED
--------------------------------------------------------------------------------
                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
TRUCKING -- 0.3%
   Forward Air*                      146,500     $   3,470
   Landstar System*                   27,400         1,500
                                                 ---------
                                                     4,970
                                                 ---------
WHOLESALE -- 0.2%
   SCP Pool*                         104,500         3,200
                                                 ---------
Total Common Stocks
   (Cost $982,093)                               1,473,890
                                                 ---------
U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bill
     6.024-6.150%, 11/09/00 (A) (B)  $ 1,000           964
                                                 ---------
Total U.S. Treasury Obligation
   (Cost $964)                                         964
                                                 ---------
REPURCHASE AGREEMENT -- 3.5%
   J.P. Morgan
     6.100%, dated 03/31/00, matures
     04/03/00, repurchase price
     $54,199,340 (collateralized by
     FNMA Obligation, par value
     $55,632,000, 05/11/00, total
     market value: $55,284,189)       54,199        54,199
                                                 ---------
Total Repurchase Agreement
   (Cost $54,199)                                   54,199
                                                 ---------
MONEY MARKET -- 0.3%
   Evergreen Select Money
     Market, Cl I                      4,435         4,435
                                                 ---------
Total Money Market
   (Cost $4,435)                                     4,435
                                                 ---------
Total Investments -- 100.4%
   (Cost $1,041,691)                             1,533,488
                                                 ---------
Other Assets and Liabilities, Net -- (0.4%)         (5,437)
                                                 ---------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 45,728,553 outstanding shares
   of beneficial interest                       $  697,635
Fund Shares of Class D (unlimited
   authorization -- no par value) based
   on 145,012 outstanding shares of
   beneficial interest                               2,830
Net investment loss                                 (5,041)
Accumulated net realized gain on investments       341,578
Net unrealized depreciation on futures                (748)
Net unrealized appreciation on investments         491,797
                                                ----------
Total Net Assets -- 100.0%                      $1,528,051
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $33.31
                                                ==========
Net Asset Value and Redemption
   Price Per Share -- Class D                       $32.43
                                                ==========
Maximum Offering Price Per Share --
   Class D (32.43 (DIVIDE) 95%)                     $34.14
                                                ==========
*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) YIELDS SHOWN ARE EFFECTIVE YIELDS AT TIME OF PURCHASE.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LTD. --- LIMITED
PLC -- PUBLIC LIMITED COMPANY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


MID-CAP FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.9%
AEROSPACE & DEFENSE -- 1.2%
   General Dynamics                    5,600      $    279
   Litton Industries*                  4,400           194
                                                 ---------
                                                       473
                                                 ---------
AIR TRANSPORTATION -- 1.1%
   Delta Air Lines                     6,200           330
   UAL*                                1,600            96
                                                 ---------
                                                       426
                                                 ---------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
APPAREL/TEXTILES -- 0.7%
   Jones Apparel Group*                3,700     $     118
   Mohawk Industries*                  7,600           170
                                                 ---------
                                                       288
                                                 ---------
AUTOMOTIVE -- 0.4%
   Lear*                               2,700            76
   Navistar International*             2,200            88
                                                 ---------
                                                       164
                                                 ---------
BANKS -- 4.2%
   Amsouth Bancorp                     6,100            91
   Astoria Financial                   3,100            88
   Charter One Financial              15,635           328
   City National                       7,400           249
   Comerica                            4,500           188
   Commerce Bancshares                 2,700            84
   Golden State Bancorp*              11,800           176
   Hibernia, Cl A                     11,200           118
   Pacific Century Financial           9,500           193
   TCF Financial                       6,900           164
                                                 ---------
                                                     1,679
                                                 ---------
BEAUTY PRODUCTS -- 0.2%
   Alberto-Culver, Cl B                3,300            79
                                                 ---------
BIOTECHNOLOGY -- 1.3%
   Biogen*                             2,800           196
   Genzyme*                            1,100            55
   Immunex*                            3,900           247
                                                 ---------
                                                       498
                                                 ---------
BROADCASTING, NEWSPAPERS & ADVERTISING-- 4.1%
   Adelphia Communications, Cl A*      1,200            59
   AMFM*                               1,100            68
   Catalina Marketing*                 1,700           172
   Interpublic Group                   4,800           227
   Meredith                            5,700           158
   Tribune                             8,500           311
   TV Guide*                           1,300            62
   UnitedGlobalCom, Cl A*              1,200            90
   Univision Communications*           4,300           486
                                                 ---------
                                                     1,633
                                                 ---------
BUILDING & CONSTRUCTION SUPPLIES-- 0.5%
   Johns Manville                      9,300           102
   USG                                 2,700           113
                                                 ---------
                                                       215
                                                 ---------
CHEMICALS -- 0.2%
   Praxair                             1,800            75
                                                 ---------
COMMERCIAL SERVICES -- 1.0%
   Acnielsen*                         10,800           243
   H&R Block                           2,400           107
   Viad                                2,600            60
                                                 ---------
                                                       410
                                                 ---------
COMMUNICATIONS EQUIPMENT -- 3.6%
   ADC Telecommunications*             5,200           280
   CIENA*                              1,800           227
   Comverse Technology*                  800           151
   JDS Uniphase*                       4,800           579
   RF Micro Devices*                     700            94
   Scientific-Atlanta                  1,400            89
                                                 ---------
                                                     1,420
                                                 ---------
COMPUTERS & SERVICES -- 6.6%
   Adaptec*                            4,700           182
   Apple Computer*                     2,100           285
   Computer Sciences*                  1,100            87
   DST Systems*                        1,500            97
   Gateway*                            2,200           117
   Lexmark International Group*        1,400           148
   MarchFirst*                           865            31
   NCR*                                3,200           128
   Network Appliance*                  3,400           281
   Quantum -DLT & Storage
     Systems*                         11,000           131
   SunGard Data Systems*               3,400           128
   Unisys*                             7,200           184
   VeriSign*                           1,000           150
   VERITAS Software*                   5,175           678
                                                 ---------
                                                     2,627
                                                 ---------
CONTAINERS & PACKAGING -- 0.5%
   Ball                                3,900           135
   Smurfit-Stone Container*            3,800            64
                                                 ---------
                                                       199
                                                 ---------
DRUGS -- 1.1%
   Forest Laboratories*                  900            76
   ICN Pharmaceuticals                 3,800           104
   IVAX*                               2,500            68
   MedImmune*                            800           139
   Sepracor*                             600            44
                                                 ---------
                                                       431
                                                 ---------
ELECTRICAL SERVICES -- 7.4%
   Allegheny Energy                    5,200           143
   Conectiv                            4,700            82
   Constellation Energy Group          4,100           131
   DTE Energy                          7,600           220
   Entergy                             7,700           155
   FirstEnergy                        11,100           229

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

MID-CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
   General Public Utilities            7,300     $     200
   Pinnacle West Capital              11,900           335
   PPL                                15,700           329
   Public Service Enterprise Group    11,500           341
   Reliant Energy                     29,400           689
   Utilicorp United                    4,300            78
                                                 ---------
                                                     2,932
                                                 ---------
ELECTRONICS -- 4.9%
   Arrow Electronics*                  5,400           190
   Avnet                               1,400            88
   Jabil Circuit*                      2,200            95
   Johnson Controls                    5,500           297
   Linear Technology                   1,600            88
   Maxim Integrated Products*          3,300           235
   Millipore                           2,500           141
   PE-PE Biosystems Group              1,500           145
   Sanmina*                            1,600           108
   SCI Systems*                        3,200           172
   Symbol Technologies                   700            58
   Vitesse Semiconductor*              1,700           164
   Waters*                             1,900           181
                                                 ---------
                                                     1,962
                                                 ---------
FINANCIAL SERVICES -- 3.3%
   AG Edwards & Sons                   2,600           104
   Ameritrade Holding Cl A*              800            17
   Bear Stearns                        4,815           220
   CIT Group, Cl A                     8,000           156
   E*trade* Group*                     2,600            78
   FINOVA Group                        3,600            61
   Lehman Brothers Holdings            3,400           330
   PaineWebber Group                   7,800           343
                                                 ---------
                                                     1,309
                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 1.9%
   Dean Foods                          4,500           120
   IBP                                15,000           236
   Keebler Foods                       3,500           100
   SUPERVALUE                         16,400           311
                                                 ---------
                                                       767
                                                 ---------
GAS/NATURAL GAS -- 1.5%
   El Paso Natural Gas                 1,900            77
   KeySpan                            18,500           511
   Sempra Energy                       1,324            22
                                                 ---------
                                                       610
                                                 ---------
HAND/MACHINE TOOLS -- 0.7%
   Black & Decker                      4,700           177
   SPX*                                1,000           114
                                                 ---------
                                                       291
                                                 ---------
HOUSEHOLD FURNITURE & FIXTURES -- 0.3%
   Whirlpool                           2,100           123
                                                 ---------
HOUSEHOLD PRODUCTS -- 0.3%
   American Greetings, Cl A            3,500            64
   Dial                                4,700            65
                                                 ---------
                                                       129
                                                 ---------
INSURANCE -- 3.5%
   Allmerica Financial                 5,400           275
   AMBAC Financial Group               5,500           277
   Conseco                            10,800           124
   Lincoln National                    2,600            87
   Loews                               1,800            90
   MGIC Investment                     5,500           240
   PMI Group                           6,300           299
                                                 ---------
                                                     1,392
                                                 ---------
LEASING & RENTING -- 0.2%
   United Rentals*                     4,600            79
                                                 ---------
LEISURE PRODUCTS -- 0.9%
   Brunswick                           9,200           174
   Galileo International               7,600           183
                                                 ---------
                                                       357
                                                 ---------
MACHINERY -- 2.0%
   Briggs & Stratton                   3,800           156
   Cummins Engine                      4,100           154
   Dover                               5,600           268
   Ingersoll Rand                      4,600           204
                                                 ---------
                                                       782
                                                 ---------
MEDICAL PRODUCTS & SERVICES -- 2.9%
   Allergan                            2,200           110
   Beckman Coulter                     1,300            83
   C.R. Bard                           1,400            54
   Mallinckrodt                        8,900           256
   Pacificare Health Systems*          6,200           309
   St. Jude Medical*                   2,800            72
   Tenet Healthcare*                   3,100            71
   United HealthCare*                  1,900           113
   Wellpoint Health Networks*          1,200            84
                                                 ---------
                                                     1,152
                                                 ---------
METALS & MINING -- 0.3%
   Newmont Mining                      5,100           114
                                                 ---------
MISCELLANEOUS MANUFACTURING -- 3.3%
   Carlisle                            4,500           180
   Eaton                               2,800           218
   FMC*                                6,100           345
   ITT Industries                      5,100           158

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Lancaster Colony                    5,000     $     153
   Pentair                             3,400           126
   PPG Industries                      2,600           136
                                                 ---------
                                                     1,316
                                                 ---------
PAINT & RELATED PRODUCTS -- 0.4%
   Sherwin-Williams                    6,800           149
                                                 ---------
PAPER & PAPER PRODUCTS -- 1.5%
   Boise Cascade                       2,900           101
   Georgia-Pacific                    10,300           408
   Willamette Industries               2,400            96
                                                 ---------
                                                       605
                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 5.4%
   Apache                              4,100           204
   BJ Services*                        3,900           288
   Ensco International                 5,200           188
   Kerr-McGee                          3,100           179
   Noble Drilling*                     5,600           232
   Occidental Petroleum               19,000           394
   Tidewater                           3,300           105
   Tosco                               6,100           186
   USX-Marathon Group                 14,700           383
                                                 ---------
                                                     2,159
                                                 ---------
RAILROADS -- 0.6%
   Kansas City Southern Industries     3,000           258
                                                 ---------
REAL ESTATE INVESTMENT TRUSTS -- 1.5%
   Apartment Investment &
     Management                        3,100           118
   Crescent Real Estate Equities       3,900            68
   Equity Office Properties Trust      9,400           236
   New Plan Excel Realty Trust         5,600            77
   Prologis Trust                      4,300            83
                                                 ---------
                                                       582
                                                 ---------
RETAIL -- 3.3%
   AutoZone*                           3,100            86
   Barnes & Noble*                     4,700           108
   Best Buy*                           1,300           112
   Brinker International*              4,000           119
   Circuit City Stores-Circuit
     City Group                        1,600            97
   Claire's Stores                     4,400            88
   Linens 'N Things*                   3,800           130
   Office Depot*                       9,700           112
   Ross Stores                         4,600           111
   TJX                                 8,100           180
   Zale*                               3,100           146
                                                 ---------
                                                     1,289
                                                 ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 10.4%
   Advanced Micro Devices*             3,000           171
   Altera*                             1,700           152
   Analog Devices*                     5,000           403
   Applied Micro Circuits*             1,800           270
   Atmel*                              3,100           160
   Broadcom, Cl A*                     1,300           316
   Conexant Systems*                   1,700           121
   KLA-Tencor*                         2,800           236
   LSI Logic*                          4,000           291
   Micron Technology*                  2,700           340
   National Semiconductor*             2,000           121
   Novellus Systems*                   2,200           124
   PMC-Sierra*                         1,900           387
   Qlogic*                             1,400           190
   SDL*                                  800           170
   Teradyne*                           3,200           263
   Xilinx*                             4,800           398
                                                 ---------
                                                     4,113
                                                 ---------
SOFTWARE -- 9.0%
   3Com*                               2,400           134
   Adobe Systems                       2,500           278
   Autodesk                            1,900            86
   Bea Systems*                        2,400           176
   Citrix Systems*                     3,000           199
   CMG Information Services*           2,400           272
   CNET Networks*                        500            25
   Covad Communications Group*         1,100            80
   Critical Path*                        200            17
   Doubleclick*                        1,100           103
   EarthLink*                            884            17
   Exodus Communications*              2,100           295
   Fiserv*                             5,600           208
   go.com*                               700            15
   Healtheon*                            300             7
   i2 Technologies*                    1,200           147
   IMS Health                          4,200            71
   InfoSpace.com*                        600            87
   Inktomi*                              900           176
   Lycos*                              1,000            70
   Macromedia*                           500            45
   Network Solutions*                    400            62
   Networks Associates*                4,000           129
   Novell*                             3,700           106
   Portal Software*                      200            11
   PSINet*                             1,100            37
   Real Networks*                        800            46
   Rhythms NetConnections*               800            29
   Siebel Systems*                     2,300           275
   Sterling Software*                  6,500           198
   Symantec*                           1,300            98

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

MID CAP FUND--CONCLUDED

--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Verio*                                800     $      36
   Vignette*                             300            48
                                                 ---------
                                                     3,583
                                                 ---------
STEEL/STEEL WORKS -- 0.9%
   Nucor                               2,500           125
   USX-US Steel Group                  8,800           220
                                                 ---------
                                                       345
                                                 ---------
TELEPHONES & TELECOMMUNICATION -- 4.3%
   Allegiance Telecommunications*      1,300           105
   Centurytel                          3,150           117
   General Motors, Cl H*                 900           112
   McLeodUSA, Cl A*                    1,000            85
   Nextel Communications, Cl A*        2,200           326
   Nextlink Communications*            1,500           186
   NTL*                                1,406           131
   PanAmSat*                           2,400           118
   Telephone & Data Systems            1,500           167
   United States Cellular*             2,000           142
   Voicestream Wireless*               1,500           193
                                                 ---------
                                                     1,682
                                                 ---------
WHOLESALE -- 0.5%
   Tech Data*                          5,800           191
                                                 ---------
Total Common Stocks
   (Cost $31,759)                                   38,888
                                                 ---------
REPURCHASE AGREEMENT -- 2.7%
   J.P. Morgan
     5.800%, dated 03/31/00, matures
     04/03/00, repurchase price
     $1,080,269 (collateralized by
     U.S. Treasury Notes, total par
     value $1,097,353, 7.500%,
     02/15/05, total market value:
     $1,107,089)                      $1,080         1,080
                                                 ---------
Total Repurchase Agreement
   (Cost $1,080)                                     1,080
                                                 ---------
Total Investments -- 100.6%
   (Cost $32,839)                                   39,968
                                                 ---------
Other Assets and Liabilities, Net-- (0.6%)            (233)
                                                 ---------
NET ASSETS:
Fund Shares of Class A (unlimited
  authorization -- no par value) based
  on 2,334,541 outstanding shares
   of beneficial interest                          $32,033
Undistributed net investment income                     20
Accumulated net realized gain on investments           553
Net unrealized appreciation on investments           7,129
                                                 ---------
Total Net Assets-- 100.0%                          $39,735
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                        $17.02
                                                 =========
 *NON-INCOME PRODUCING SECURITY
CL -- CLASS
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPITAL APPRECIATION FUND

                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 90.1%
BANKS -- 4.4%
   Bank of America                       800     $      42
   Chase Manhattan                     1,800           157
   Comerica                            6,600           276
   Firstar                             1,200            28
   Fleet Boston Financial             12,867           470
   Mellon Financial                   13,200           389
   U.S. Bancorp                       19,600           429
   UnionBanCal                           400            11
   Washington Mutual                  21,688           575
                                                 ---------
                                                     2,377
                                                 ---------
BEAUTY PRODUCTS -- 0.9%
   Avon Products                      12,100           352
   Procter & Gamble                    2,200           124
                                                 ---------
                                                       476
                                                 ---------
BROADCASTING, NEWSPAPERS & ADVERTISING-- 4.0%
   CBS*                                3,200           181
   Charter Communications*             8,700           125
   Gannett                             2,800           197
   Interpublic Group                  10,000           473
   Knight-Ridder                       4,700           239
   Mediaone Group*                     5,500           446
   New York Times, Cl A                  500            22
   Time Warner                         1,100           110
   Viacom, Cl B*                       7,000           369
                                                 ---------
                                                     2,162
                                                 ---------

-------------------------------------------------------------



-------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-------------------------------------------------------------
BUILDING & CONSTRUCTION SUPPLIES -- 1.3%
   Masco                              33,200     $     681
                                                 ---------
CHEMICALS -- 0.7%
   Air Products & Chemicals           13,400           381
                                                 ---------
COMMERCIAL SERVICES -- 1.8%
   Cendant*                           34,554           639
   Ecolab                              9,800           360
                                                 ---------
                                                       999
                                                 ---------
COMMUNICATIONS EQUIPMENT -- 3.4%
   ADC Telecommunications*            13,400           722
   Lucent Technologies                10,934           664
   Nortel Networks                     3,600           454
                                                 ---------
                                                     1,840
                                                 ---------
COMPUTERS & SERVICES -- 14.8%
   Ceridian*                          28,100           539
   Cisco Systems*                     31,200         2,412
   Computer Sciences*                  4,900           388
   Dell Computer*                      3,900           210
   EMC*                                5,900           738
   Hewlett Packard                     4,700           623
   IBM                                14,300         1,687
   Sun Microsystems*                  15,500         1,452
                                                 ---------
                                                     8,049
                                                 ---------
DRUGS -- 7.7%
   American Home Products              6,200           333
   Bristol-Myers Squibb               11,900           687
   Cardinal Health                    16,400           752
   Eli Lilly                           4,950           312
   Merck                              10,100           627
   Schering Plough                    13,600           500
   Warner Lambert                      9,900           965
                                                 ---------
                                                     4,176
                                                 ---------
ENTERTAINMENT -- 0.1%
   SFX Entertainment*                  1,300            53
                                                 ---------
ENVIRONMENTAL SERVICES -- 0.0%
   Republic Services, Cl A*              400             4
                                                 ---------
FINANCIAL SERVICES -- 0.0%
   Associates First Capital              300             6
   Freddie Mac                           300            13
                                                 ---------
                                                        19
                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 6.0%
   Anheuser Busch                        900            56
   Coca-Cola                          11,000           516
   Coca-Cola Enterprises                 100             2
   ConAgra                             8,700           158
   Flowers Industries                    500             8
   Kroger*                            35,400           622
   Nabisco Group Holdings             28,200           338
   Pepsi Bottling Group               16,000           320
   PepsiCo                            10,300           356
   Ralston-Ralston Purina Group        4,300           118
   U.S. Foodservice*                  28,390           731
                                                 ---------
                                                     3,225
                                                 ---------
HOUSEHOLD PRODUCTS -- 0.3%
   Dial                                8,300           114
   Fortune Brands                      2,900            73
                                                 ---------
                                                       187
                                                 ---------
INSURANCE -- 2.9%
   Ace Ltd.                           15,300           350
   American International Group        4,599           504
   CIGNA                               1,000            76
   Conseco                            14,000           160
   Radian Group                        2,800           133
   Torchmark                           4,700           109
   Unumprovident                      14,400           245
                                                 ---------
                                                     1,577
                                                 ---------
LEASING & RENTING -- 0.6%
   United Rentals*                    19,600           338
                                                 ---------
LEISURE PRODUCTS -- 1.2%
   Carnival                            4,000            99
   Hasbro                              2,300            38
   Royal Caribbean Cruises Ltd.       12,300           344
   Sabre Holdings*                     3,883           143
                                                 ---------
                                                       624
                                                 ---------
MEDICAL PRODUCTS & SERVICES -- 2.8%
   Bausch & Lomb                       2,200           115
   Baxter International                6,200           389
   Healthsouth Rehabilitation*        13,201            73
   Johnson & Johnson                   6,100           427
   Tenet Healthcare*                  22,100           508
                                                 ---------
                                                     1,512
                                                 ---------
MISCELLANEOUS MANUFACTURING -- 10.2%
   General Electric                   12,100         1,878
   Honeywell International             9,787           516
   Illinois Tool Works                 6,000           332
   Minnesota Mining &
     Manufacturing                     3,100           275
   Textron                            12,100           737
   Tyco International Ltd.            35,976         1,794
                                                 ---------
                                                     5,532
                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 4.2%
   Burlington Resources                8,500           315
   Conoco                             21,000           538

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

CAPITAL APPRECIATION--CONCLUDED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Halliburton                         4,100       $   168
   Kerr-McGee                          6,600           381
   Texaco                              9,100           488
   Unocal                             12,600           375
                                                 ---------
                                                     2,265
                                                 ---------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES-- 0.3%
   Eastman Kodak                       3,400           185
                                                 ---------
RETAIL -- 8.9%
   Bed Bath & Beyond*                  6,000           236
   Brinker International*             15,600           463
   CVS                                21,500           808
   Family Dollar Stores                8,600           179
   Linens 'N Things*                   9,000           308
   Lowe's                             21,600         1,261
   Office Depot*                      36,850           426
   Saks*                               4,400            64
   Tandy                              20,900         1,061
                                                 ---------
                                                     4,806
                                                 ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.8%
   Analog Devices*                     4,200           338
   Intel                              10,000         1,319
   Texas Instruments                   6,000           960
                                                 ---------
                                                     2,617
                                                 ---------
SOFTWARE -- 4.6%
   BMC Software*                       2,700           133
   Microsoft*                         21,950         2,332
                                                 ---------
                                                     2,465
                                                 ---------
TELEPHONES & TELECOMMUNICATION -- 2.7%
   Centurytel                         12,800           475
   GTE                                   400            28
   MCI WorldCom*                       6,695           303
   Sprint (FON Group)                  4,700           296
   US West                             5,100           370
                                                 ---------
                                                     1,472
                                                 ---------
TRUCKING -- 0.6%
   United Parcel Service               5,200           328
                                                 ---------
WHOLESALE -- 0.9%
   Costco Wholesale*                   9,400           494
                                                 ---------
Total Common Stocks
   (Cost $31,609)                                   48,844
                                                 ---------
CONVERTIBLE PREFERRED STOCK -- 0.2%
PETROLEUM REFINING -- 0.2%
   Unocal, Convertible to 1.1748 Shares,
     Callable 09/03/00 @ 50            2,000         $  88
                                                 ---------
Total Convertible Preferred Stock
   (Cost $87)                                           88
                                                 ---------
CONVERTIBLE BONDS -- 2.3%
   Anadarko Petroleum
       0.000%, 03/07/20               $  400           219
   Clear Channel Communications,
     Convertible to 9.45 shares
      1.500%, 12/01/02                   300           279
   Potomac Electric Power,
     Convertible to 29.50 shares
      5.000%, 09/01/02                   603           570
   Solectron,
     Convertible to 14.944 shares
       0.000%, 01/27/19                  300           200
                                                 ---------
Total Convertible Bonds
   (Cost $1,226)                                     1,268
                                                 ---------
U.S. TREASURY OBLIGATION -- 0.9%
   U.S. Treasury Bill
     6.109%, 11/09/00 (A) (B)            500           482
                                                 ---------
Total U.S. Treasury Obligation
   (Cost $482)                                         482
                                                 ---------
REPURCHASE AGREEMENT -- 6.8%
   J.P. Morgan
     6.100%, dated 03/31/00, matures
     04/03/00, repurchase price $3,689,618
     (collateralized by various FNMA
     obligations, par value $4,305,781,
     6.000% 12/01/28-04/01/29,
     total market value: $3,763,410)   3,690         3,690
                                                 ---------
Total Repurchase Agreement
   (Cost $3,690)                                     3,690
                                                 ---------
Total Investments -- 100.3%
   (Cost $37,094)                                   54,372
                                                 ---------
Other Assets and Liabilities, Net-- (0.3%)            (147)
                                                 ---------

----------------------------------------------------------------





----------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
----------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
  on 4,641,509 outstanding shares
  of beneficial interest                         $  28,948
Undistributed net investment income                    113
Accumulated net realized gain on investments         7,687
Net unrealized appreciation on futures                 199
Net unrealized appreciation on investments          17,278
                                                 ---------
Total Net Assets -- 100.0%                         $54,225
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $11.68
                                                  ========
*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) YIELDS SHOWN ARE EFFECTIVE YIELDS AT TIME OF PURCHASE.
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LTD. --- LIMITED
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


EQUITY INCOME FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 94.7%
AEROSPACE & DEFENSE -- 2.0%
   BF Goodrich                        15,575     $     447
   Boeing                              8,375           318
   Raytheon, Cl B                      9,425           167
                                                 ---------
                                                       932
                                                 ---------
AUTOMOTIVE -- 2.0%
   Dana                                3,450            97
   Ford Motor                          7,950           365
   General Motors                      5,625           466
                                                 ---------
                                                       928
                                                 ---------
BANKS -- 10.2%
   Bank of America                    17,025           893
   Bank of New York                   11,375           473
   Bank One                            8,827           303
   Chase Manhattan                     6,875           599
   Fifth Third Bancorp                 1,400            88
   First Union                        11,600           432
   Fleet Boston Financial             14,275           521
   Mellon Financial                    2,900            86
   U.S. Bancorp                        5,950           130
   Washington Mutual                  17,100           453
   Wells Fargo                        17,300           708
                                                 ---------
                                                     4,686
                                                 ---------
BEAUTY PRODUCTS -- 1.4%
   Gillette                            7,250     $     273
   Kimberly-Clark                      6,150           344
                                                 ---------
                                                       617
                                                 ---------
BROADCASTING, NEWSPAPERS & ADVERTISING-- 2.8%
   Harcourt General                    8,195           305
   Knight-Ridder                       4,075           208
   McGraw-Hill                         2,425           110
   Walt Disney                        16,350           676
                                                 ---------
                                                     1,299
                                                 ---------
BUILDING & CONSTRUCTION -- 0.5%
   Fluor                               6,725           208
                                                 ---------
BUILDING & CONSTRUCTION SUPPLIES-- 0.4%
   Masco                               8,125           167
                                                 ---------
CHEMICALS -- 2.9%
   Ashland                             7,150           239
   Dow Chemical                        2,575           294
   EI du Pont de Nemours               8,306           439
   Engelhard                           5,825            88
   Hercules                            4,625            75
   Rohm & Haas                         4,375           195
                                                 ---------
                                                     1,330
                                                 ---------
COAL MINING -- 0.0%
   Arch Coal                           1,759            12
                                                 ---------
COMMERCIAL SERVICES -- 0.4%
   Deluxe                              7,250           192
                                                 ---------
COMMUNICATIONS EQUIPMENT -- 3.6%
   Lucent Technologies                11,975           728
   Motorola                            6,350           904
                                                 ---------
                                                     1,632
                                                 ---------
COMPUTERS & SERVICES -- 5.7%
   Compaq Computer                    17,575           468
   Diebold                             5,725           157
   Electronic Data Systems             5,925           380
   Hewlett Packard                     9,325         1,236
   IBM                                 3,225           381
                                                 ---------
                                                     2,622
                                                 ---------
DRUGS -- 2.1%
   American Home Products              3,450           185
   Merck                               3,175           197
   Pharmacia & Upjohn                  9,600           569
                                                 ---------
                                                       951
                                                 ---------

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

EQUITY INCOME--CONCLUDED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT-- 0.5%
   Emerson Electric                    4,700     $     249
                                                 ---------
ELECTRICAL SERVICES -- 3.2%
   Constellation Energy Group         17,175           547
   Duke Power                          3,250           171
   Edison International                7,450           123
   PG&E                               11,050           232
   Southern                            8,575           187
   Texas Utilities                     6,600           196
                                                 ---------
                                                     1,456
                                                 ---------
FINANCIAL SERVICES -- 9.4%
   Associates First Capital            9,375           201
   Bear Stearns                        1,925            88
   Citigroup                          25,950         1,539
   FNMA                               10,000           564
   Household International            12,400           463
   Merrill Lynch                       6,650           698
   Morgan Stanley Dean Witter          9,075           740
                                                 ---------
                                                     4,293
                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 2.7%
   Albertson's                         3,950           122
   Coca-Cola                           7,075           332
   Hershey Foods                       4,000           195
   PepsiCo                             7,025           243
   Philip Morris                      16,325           345
                                                 ---------
                                                     1,237
                                                 ---------
GAS/NATURAL GAS -- 2.7%
   El Paso Natural Gas                 9,400           380
   Enron                               6,650           498
   Sempra Energy                      12,050           202
   Williams                            3,400           149
                                                 ---------
                                                     1,229
                                                 ---------
GOLD -- 0.3%
   Barrick Gold                        8,600           135
                                                 ---------
HOUSEHOLD FURNITURE & FIXTURES -- 0.3%
   Whirlpool                           2,000           117
                                                 ---------
HOUSEHOLD PRODUCTS -- 0.1%
   Newell Rubbermaid                   1,075            27
                                                 ---------
INSURANCE -- 4.2%
   Aetna                               2,550           142
   American General                    3,775           212
   Jefferson Pilot                     3,262           217
   Lincoln National                    3,468           116
   Marsh & McLennan                    3,650           403
   MBIA                                5,875           306
   St. Paul                           14,775           504
                                                 ---------
                                                     1,900
                                                 ---------
LEASING & RENTING -- 0.4%
   Ryder System                        7,375           167
                                                 ---------
LEISURE PRODUCTS -- 0.5%
   Brunswick                           6,875           130
   Mattel                              8,275            86
                                                 ---------
                                                       216
                                                 ---------
MEDICAL PRODUCTS & SERVICES -- 1.3%
   Baxter International                6,300           395
   Mallinckrodt                        6,875           198
                                                 ---------
                                                       593
                                                 ---------
METAL FABRICATE/HARDWARE -- 0.5%
   Worthington Industries             18,625           231
                                                 ---------
METALS & MINING -- 1.1%
   Alcan Aluminum Ltd.                 6,275           213
   Alcoa                               4,075           286
                                                 ---------
                                                       499
                                                 ---------
MISCELLANEOUS MANUFACTURING -- 2.9%
   General Electric                    2,050           318
   Honeywell International             6,800           358
   Illinois Tool Works                 2,875           159
   Minnesota Mining
     & Manufacturing                   3,800           337
   PPG Industries                      3,225           169
                                                 ---------
                                                     1,341
                                                 ---------
PAPER & PAPER PRODUCTS -- 1.0%
   Weyerhaeuser                        4,550           259
   Willamette Industries               5,300           213
                                                 ---------
                                                       472
                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 12.6%
   Baker Hughes                       12,875           389
   BP Amoco PLC ADR                    7,576           402
   Chevron                             6,875           636
   Conoco                             11,978           307
   Exxon Mobil                        27,298         2,124
   Halliburton                         8,225           337
   Royal Dutch Petroleum              14,150           815
   Texaco                              8,850           475
   Unocal                              9,000           268
                                                 ---------
                                                     5,753
                                                 ---------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES-- 0.5%
   Eastman Kodak                       1,145            62
   Polaroid                            6,875           163
                                                 ---------
                                                       225
                                                 ---------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                        SHARES/FACE        MARKET
DESCRIPTION                             AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
RAILROADS -- 0.5%
   Burlington Northern Santa Fe            9,850          $     218
                                                          ---------
REAL ESTATE INVESTMENT TRUSTS -- 2.5%
   Apartment Investment
     & Management                          6,250                239
   Kimco Realty                            9,075                340
   Post Properties                         5,314                214
   Simon Property Group                   15,550                373
                                                          ---------
                                                              1,166
                                                          ---------
RETAIL -- 2.0%
   JC Penney                               2,425                 36
   May Department Stores                   5,150                147
   McDonald's                             11,950                449
   Sears Roebuck                           9,425                291
                                                          ---------
                                                                923
                                                          ---------
SOFTWARE -- 0.1%
   Shared Medical Systems                  1,275                 66
                                                          ---------
TELEPHONES & TELECOMMUNICATION-- 10.8%
   Alltel                                  8,450                533
   AT&T                                   28,987              1,631
   Bell Atlantic                           7,575                463
   GTE                                    16,275              1,156
   SBC Communications                      8,074                339
   US West                                11,391                827
                                                          ---------
                                                              4,949
                                                          ---------
WHOLESALE -- 0.6%
   W.W. Grainger                           5,275                286
                                                          ---------
Total Common Stocks
   (Cost $34,666)                                            43,324
                                                          ---------
U.S. TREASURY OBLIGATION -- 1.1%
   U.S. Treasury Bill
     6.063%, 11/09/20 (A) (B)             $  500                482
                                                          ---------
Total U.S. Treasury Obligation
   (Cost $482)                                                  482
                                                          ---------
REPURCHASE AGREEMENT -- 4.6%
   J.P. Morgan,
     6.100%, dated 03/31/00, matures
     04/03/00, repurchase price
     $2,127,783, (collateralized by
     FNMA obligation, par value
     $2,480,293, 6.000%, 04/01/29,
     total market value: $2,170,339)     $ 2,128          $   2,128
                                                          ---------
Total Repurchase Agreement
   (Cost $2,128)                                              2,128
                                                          ---------
Total Investments -- 100.4%
   (Cost $37,276)                                            45,934
                                                          ---------
Other Assets and Liabilities, Net-- (0.4%)                    (172)
                                                          ---------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 5,051,605 outstanding shares
   of beneficial interest                                    32,390
Undistributed net investment income                             269
Accumulated net realized gain on investments                  4,246
Net unrealized appreciation on futures                          199
Net unrealized appreciation on investments                    8,658
                                                          ---------
Total Net Assets -- 100.0%                                  $45,762
                                                          =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                 $9.06
                                                          =========
*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) YIELDS SHOWN ARE EFFECTIVE YIELDS AT TIME OF PURCHASE.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LTD. --- LIMITED
PLC -- PUBLIC LIMITED COMPANY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THEFINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

BALANCED FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 61.8%
BANKS -- 2.8%
   Amsouth Bancorp                     2,904      $     43
   Bank of America                       874            46
   Chase Manhattan                     1,000            87
   Comerica                            4,000           167
   Firstar                               900            21
   FleetBoston Financial               3,219           117
   Mellon Financial                    6,900           204
   PNC Bank                            1,800            81
   U.S. Bancorp                       12,300           269
   UnionBanCal                           200             6
   Washington Mutual                   8,356           221
                                                  ---------
                                                     1,262
                                                  ---------
BEAUTY PRODUCTS -- 0.5%
   Avon Products                       5,500           160
   Procter & Gamble                      800            45
                                                  ---------
                                                       205
                                                  ---------
BROADCASTING, NEWSPAPERS & ADVERTISING-- 4.0%
   CBS*                                2,000           113
   Charter Communications*             6,400            92
   Gannett                             2,100           148
   Interpublic Group                   6,700           317
   Knight-Ridder                       3,200           163
   Mediaone Group*                     4,100           332
   New York Times, Cl A                2,000            86
   Time Warner                         2,900           290
   Viacom, Cl B*                       4,200           222
                                                  --------
                                                     1,763
                                                  --------
BUILDING & CONSTRUCTION SUPPLIES-- 0.8%
   Masco                              17,050           350
                                                  --------
CHEMICALS -- 0.4%
   Air Products & Chemicals            7,000           199
                                                  --------
COMMERCIAL SERVICES -- 1.1%
   Cendant*                           19,832           367
   Ecolab                              3,200           117
                                                  --------
                                                       484
                                                  --------
COMMUNICATIONS EQUIPMENT -- 2.2%
   ADC Telecommunications*             8,400           453
   Lucent Technologies                 6,314           384
   Nortel Networks                     1,000           126
                                                  --------
                                                       963
                                                  --------
COMPUTERS & SERVICES -- 9.6%
   Ceridian*                          10,900           209
   Cisco Systems*                     17,800         1,376
   Computer Sciences*                  3,600           285
   Dell Computer*                      2,600           140
   EMC*                                2,900           362
   Hewlett Packard                     1,900           252
   IBM                                 8,000           944
   Sun Microsystems*                   7,600           712
                                                  --------
                                                     4,280
                                                  --------
DRUGS -- 5.6%
   American Home Products              3,500           188
   Bristol-Myers Squibb                8,400           485
   Cardinal Health                     8,866           407
   Eli Lilly                           3,600           227
   Merck                               5,500           342
   Schering Plough                    10,400           382
   Warner Lambert                      4,600           448
                                                  --------
                                                     2,479
                                                  --------
ENTERTAINMENT -- 0.1%
   SFX Entertainment*                  1,000            41
                                                  --------
ENVIRONMENTAL SERVICES -- 0.2%
   Republic Services, Cl A*            6,500            71
                                                  --------
FINANCIAL SERVICES -- 0.4%
   Associates First Capital            3,400            73
   Freddie Mac                         2,100            93
                                                  --------
                                                       166
                                                  --------
FOOD, BEVERAGE & TOBACCO -- 3.9%
   Anheuser Busch                        500            31
   Coca-Cola                           3,200           150
   Coca-Cola Enterprises                 100             2
   ConAgra                             5,300            96
   Flowers Industries                  6,200            94
   Kroger*                            23,500           413
   Nabisco Group Holdings             10,200           122
   Pepsi Bottling Group                7,100           142
   PepsiCo                             6,700           232
   Ralston-Ralston Purina Group        2,700            74
   U.S. Foodservice*                  15,330           395
                                                  --------
                                                     1,751
                                                  --------
HOUSEHOLD PRODUCTS -- 0.2%
   Dial                                4,600            63
   Fortune Brands                        600            15
                                                  --------
                                                        78
                                                  --------
INSURANCE -- 1.5%
   Ace Ltd.                            8,100           185
   American International Group        2,253           247
   CIGNA                                 700            53
   Conseco                             6,600            75
   Torchmark                             500            12
   Unumprovident                       6,300           107
                                                  --------
                                                       679
                                                  --------

-------------------------------------------------------------------
-------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
-------------------------------------------------------------------
LEASING & RENTING -- 0.2%
   United Rentals*                     4,600          $ 79
                                                  --------
LEISURE PRODUCTS -- 1.3%
   Carnival                            5,000           124
   Hasbro                              5,750            95
   Royal Caribbean Cruises Ltd.        8,100           227
   Sabre Holdings*                     3,600           133
                                                  --------
                                                       579
                                                  --------
MEDICAL PRODUCTS & SERVICES -- 1.8%
   Bausch & Lomb                       1,400            73
   Baxter International                3,400           213
   Healthsouth Rehabilitation*         5,742            32
   Johnson & Johnson                   3,400           238
   Tenet Healthcare*                  11,100           255
                                                  --------
                                                       811
                                                  --------
MISCELLANEOUS MANUFACTURING -- 6.7%
   General Electric                    6,700         1,040
   Honeywell International             6,662           351
   Illinois Tool Works                 2,500           138
   Minnesota Mining & Manufacturing      900            80
   Textron                             6,700           408
   Tyco International Ltd.            19,378           966
                                                  --------
                                                     2,983
                                                  --------
PETROLEUM & FUEL PRODUCTS -- 2.5%
   Burlington Resources                6,200           229
   Conoco                             11,200           287
   Halliburton                         2,400            98
   Kerr-McGee                          1,300            75
   Texaco                              4,300           231
   Unocal                              6,200           184
                                                  --------
                                                     1,104
                                                  --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES-- 0.0%
   Eastman Kodak                         100             5
                                                  --------
RETAIL -- 6.7%
   Bed Bath & Beyond*                  4,700           185
   Brinker International*              8,500           252
   CVS                                 9,800           368
   Family Dollar Stores               10,100           210
   Linens 'n Things*                   4,300           147
   Lowe's                             11,900           695
   McDonald's                          1,600            60
   Office Depot*                      22,200           257
   Saks*                              10,200           148
   Tandy                              13,100           665
                                                  --------
                                                     2,987
                                                  --------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.0%
   Analog Devices*                       800            64
   Intel                               5,900           778
   Texas Instruments                   3,100           496
                                                  --------
                                                     1,338
                                                  --------
SOFTWARE -- 3.4%
   BMC Software*                       2,800           138
   Microsoft*                         13,000         1,381
                                                  --------
                                                     1,519
                                                  --------
TELEPHONES & TELECOMMUNICATION -- 1.8%
   Centurytel                          6,400           238
   GTE                                   800            57
   MCI WorldCom*                       2,727           124
   Sprint(FON Group)                   2,300           145
   US West                             3,300           240
                                                  --------
                                                       804
                                                  --------
TRUCKING -- 0.5%
   United Parcel Service*              3,400           214
                                                  --------
WHOLESALE -- 0.6%
   Costco Wholesale*                   5,200           273
                                                  --------
Total Common Stocks
   (Cost $18,976)                                   27,467
                                                  --------
CONVERTIBLE PREFERRED STOCKS -- 0.8%
PETROLEUM REFINING -- 0.1%
   Unocal, Convertible to 1.1748
     Shares, Callable 09/03/00 @ 50    1,100            49
                                                  --------
RAILROADS -- 0.4%
   Union Pacific Cap Trust,
     Convertible to 0.7257 Shares      4,000           157
                                                  --------
TELEPHONE & TELECOMMUNICATION -- 0.3%
   Cox Communication, PRIZES,
     Convertible to 1.1748 shares,
     7.75%, 11/29/29*                  1,200           145
                                                  --------
Total Convertible Preferred Stocks
   (Cost $322)                                         351
                                                  --------
PREFERRED STOCKS -- 0.1%
INSURANCE -- 0.1%
   Conseco Financial Trust*            3,000            49
                                                  --------
Total Preferred Stocks
   (Cost $150)                                          49
                                                     ---------
U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Note
      6.250%, 06/30/02 (A)              $100           100
                                                     ---------
Total U.S. Treasury Obligation
   (Cost $100)                                         100
                                                     ---------

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

BALANCED FUND--CONCLUDED
--------------------------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                           AMOUNT          VALUE
                                       (000)          (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 1.2%
   FHLMC
      8.000%, 12/01/02                $  142        $  142
      5.750%, 03/15/09                   250           226
   FNMA
      5.800%, 12/10/03                   100            96
      6.400%, 09/27/05                    50            48
                                                  --------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $515)                                         512
                                                  --------
CORPORATE OBLIGATIONS -- 31.4%
BANKS -- 4.2%
   Bank of America
      6.625%, 06/15/04                   495           483
   Capital One Bank
      6.375%, 02/15/03                 1,000           964
   Wachovia
      5.625%, 12/15/08                   460           408
                                                  --------
                                                     1,855
                                                  --------
FINANCIAL -- 18.4%
   Aon
      6.900%, 07/01/04                   590           578
   Aristar
      7.250%, 06/15/06                   290           283
   Associates
      6.250%, 11/01/08                   500           456
   CIT Group
      6.500%, 06/14/02                   650           639
      7.375%, 03/15/03                   145           144
   Conseco
      8.750%, 02/09/04                   200           198
   Countrywide Funding
      6.690%, 07/14/13                   995           971
   Finova Capital
      7.300%, 09/22/03                   420           411
      7.250%, 07/12/06                   260           244
   Ford Motor Credit
      6.375%, 04/15/00                   125           125
      6.125%, 04/28/03                   280           271
   Household Finance
      7.200%, 07/15/06                   150           146
   Ing Groep NV (Equitable Iowa)
      8.500%, 02/15/05                   645           669
   International Lease Financial
      5.850%, 11/25/03                   400           382
   Merrill Lynch
      6.000%, 01/15/01                   100            99
   Morgan Stanley Dean Witter, MTN
      7.375%, 04/15/03                   530           529
   Paine Webber Group, MTN
      6.020%, 04/22/02                   400           388
   Provident
      6.375%, 07/15/05                 1,600         1,490
   Reliastar Financial
      6.500%, 11/15/08                   175           165
                                                  --------
                                                     8,188
                                                  --------
GOVERNMENT AGENCY -- 1.9%
   Freddie Mac
      7.000%, 02/15/03                   865           863
                                                  --------
INDUSTRIAL -- 6.9%
   Avon Products
      7.150%, 11/15/09                   140           137
   Bausch & Lomb
      6.150%, 08/01/01                 1,340         1,317
   Dillards
      6.430%, 08/01/04                   725           672
   Marriot International
      7.875%, 09/15/09                   330           326
      8.125%, 04/01/05                   385           385
   Sears Roebuck Acceptance
      6.250%, 05/01/09                   180           162
   Times Mirror
      7.450%, 10/15/09                    50            50
                                                  --------
                                                     3,049
                                                  --------
Total Corporate Obligations
   (Cost $14,365)                                   13,955
                                                  --------
ASSET-BACKED SECURITY -- 1.1%
   Commercial, Series 1999-1, Cl A2
      6.455%, 06/15/08                   510           473
                                                  --------
Total Asset-Backed Security
   (Cost $471)                                         473
                                                  --------
CONVERTIBLE BONDS -- 1.0%
   Anadarko Petroleum
     0.000%, 03/07/20                    300           164
   Clear Channel Communications,
     Convertible to 9.45 shares
     1.500%, 12/01/02                    300           279
                                                  --------
Total Convertible Bonds
   (Cost $428)                                         443
                                                  --------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        FACE       MARKET
DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.5%
   J.P. Morgan,
     6.100%, dated 03/31/00, matures
     04/03/00, repurchase price
     $1,997,577 (collateralized by
     FNMA obligations, par value
     $2,107,051, 6.000%-7.500%,
     04/01/29-01/01/30 total market
     value: $2,037,529)               $1,998      $ 1,998
                                                  --------
Total Repurchase Agreement
   (Cost $1,998)                                    1,998
                                                  --------
Total Investments -- 102.1%
   (Cost $37,325)                                  45,348
                                                  --------
Other Assets and Liabilities, Net -- (2.1%)          (920)
                                                  --------

NET ASSETS:

Fund Shares of Class A (unlimited authorization -- no par value) based on 3,636,276 outstanding shares

   of beneficial interest                          34,742
Undistributed net investment income                   261
Accumulated net realized gain on investments        1,402
Net unrealized appreciation on investments          8,023
                                                  --------
Total Net Assets -- 100.0%                         $44,428
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $12.22
                                                  ========
*NON-INCOME PRODUCING SECURITY
(A) YIELDS SHOWN ARE EFFECTIVE YIELDS AT TIME OF PURCHASE.
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE COMPANY
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LTD. -- LIMITED
MTN -- MEDIUM TERM NOTE
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CORE FIXED INCOME FUND
--------------------------------------------------------------------------------
                                        FACE      MARKET
DESCRIPTION                         AMOUNT (000)VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 27.1%
   U.S. Treasury Notes
      5.625%, 05/15/08               $ 2,240     $   2,153
      5.875%, 11/15/04                75,539        74,157
      6.000%, 08/15/09                42,810        42,267
      8.000%, 11/15/21               173,000       210,387
      9.250%, 02/15/16               157,790       205,073
      9.875%, 11/15/15                31,825        43,199
     11.875%, 11/15/03                   410           479
   U.S. Treasury Notes (E)
      3.625%, 01/15/08-04/15/28       66,500        66,500
      3.875%, 04/15/29                58,741        58,247
      4.250%, 01/15/10                 8,130         8,288
   U.S. Treasury STRIPS
     0.000%, 11/15/04-11/15/21        26,660        15,708
                                                  --------
Total U.S. Treasury Obligations
   (Cost $716,777)                                 726,458
                                                  --------
CORPORATE OBLIGATIONS -- 26.6%
AEROSPACE & DEFENSE -- 1.0%

   Boeing
      7.875%, 04/15/43                 8,000         8,090
   British Aerospace Financial (B)
      7.500%, 07/01/27                13,000        13,081
   Lockheed Martin
      8.500%, 12/01/29                 4,530         4,541
                                                  --------
                                                    25,712
                                                  --------
AIR TRANSPORTATION -- 1.7%
   America West Airlines (B)
      7.930%, 01/02/19                11,723        11,721
   American Airlines, Ser 94, Cl A4
      9.780%, 11/26/11                 4,331         4,609
   Atlas Air (B)
      8.707%, 01/02/20                 4,900         4,900
   Continental Airlines, Ser 974, Cl C
      6.800%, 07/02/07                 8,950         8,476
   Continental Airlines, Ser 99-2
      7.730%, 03/15/11                 3,452         3,344
   Federal Express
      9.650%, 06/15/12                 3,175         3,556
   Federal Express, Ser 98-1, Cl B
      6.845%, 01/15/19                 1,409         1,342
   Federal Express, Ser A3
      8.400%, 03/23/10                   600           617
   Northwest Airlines, Ser 99-1 Cl C
      8.130%, 02/01/14                 2,445         2,317
   United Air Lines, Ser 96-A, Cl 1
      7.270%, 01/30/13                 1,619         1,516
   US Airways, Cl B
      7.500%, 04/15/08                 2,547         2,501
                                                  --------
                                                    44,899
                                                  --------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

CORE FIXED INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                        FACE       MARKET
DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
AUTOMOTIVE -- 1.2%
   Ford Capital BV
      9.500%, 07/01/01               $ 1,000     $   1,026
      9.875%, 05/15/02                   850           892
   Ford Motor
      7.400%, 11/01/46                   300           285
      7.700%, 05/15/97                 4,200         4,069
      9.215%, 09/15/21                 1,000         1,149
   Ford Motor Credit
      5.800%, 01/12/09                 7,250         6,443
   General Motors
      8.875%, 05/15/03                 2,400         2,490
   General Motors Acceptance
      5.850%, 01/14/09                 9,630         8,631
      5.950%, 03/14/03                 1,820         1,747
      9.625%, 12/15/01                 1,850         1,919
   General Motors Acceptance
     0.000%, 06/15/15                 10,000         3,287
                                                  --------
                                                    31,938
                                                  --------
BANKS -- 4.0%
   ABN-AMRO Bank NV
      6.625%, 10/31/01                 2,500         2,475
      7.250%, 05/31/05                 8,000         7,890
   Banco Santander-Chile MBIA
      6.500%, 11/01/05                 4,225         3,982
   Bank Of America
      8.125%, 02/01/02                 1,043         1,055
      9.200%, 05/15/03                 1,350         1,416
   Bank Of Montreal-Chicago
      6.100%, 09/15/05                 2,230         2,091
   Bank Of Oklahoma
      7.125%, 08/15/07                 1,500         1,447
   Bank Of Tokyo-Mitsubishi
      8.400%, 04/15/10                 6,500         6,736
   Bankers Trust
      8.125%, 05/15/02                10,060        10,173
      7.500%, 11/15/15                 1,000           980
   Citicorp
      7.625%, 05/01/05                 2,000         2,012
   Continental Bank N.A., Ser XW
     12.500%, 04/01/01                 1,850         1,940
   Deutsche Bank Capital
     Funding Trust I (A) (B)
      7.872%, 12/29/49                 1,380         1,310
   Dresdner Bank-New York
      7.250%, 09/15/15                 2,700         2,659
   First National Bank Omaha
      7.320%, 12/01/10                   750           725
   First Union
      8.125%, 06/24/02                 1,100         1,114
   First USA Bank
      5.850%, 02/22/01                 4,000         3,960
      7.000%, 08/20/01                 1,175         1,174
   Fleet Financial Group
      9.900%, 06/15/01               $ 2,000         2,060
   Household Netherlands BV
      6.200%, 12/01/03                 4,450         4,283
   JPM Capital Trust II
      7.950%, 02/01/27                   700           668
   Keycorp
      6.750%, 03/15/06                 2,000         1,905
   Korea Development Bank
      7.125%, 09/17/01                 1,300         1,282
   Midland Bank PLC
      6.950%, 03/15/11                 3,700         3,589
   National Westminster Bank
      9.375%, 11/15/03                 4,568         4,825
   National Bank Hungary
      8.875%, 11/01/13                 1,550         1,608
   NCNB Bank
     10.200%, 07/15/15                 6,565         7,862
   Royal Bank Of Scotland Group PLC
      8.817%, 03/31/49                 6,500         6,597
   Santander Financial Issuances
      7.250%, 11/01/15                 3,600         3,478
      7.750%, 05/15/05                 3,810         3,829
   Sumitomo Bank International
      9.550%, 07/15/00                 3,000         3,011
   Swiss Bank - New York
      7.000%, 10/15/15                 1,700         1,660
   Washington Mutual
      7.500%, 08/15/06                 1,500         1,468
   Westdeutsche Landesbank NY
      6.050%, 01/15/09                 6,750         6,210
                                                  --------
                                                   107,474
                                                  --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.7%
   Continental Cablevision
      9.000%, 09/01/08                 2,900         3,197
      9.500%, 08/01/13                 7,625         8,426
   Cox Communications
      7.875%, 08/15/09                   750           760
   Jones Intercable
      8.875%, 04/01/07                 1,380         1,442
   TCI Communications
      7.875%, 02/15/26                 5,470         5,504
                                                  --------
                                                    19,329
                                                  --------
CHEMICALS - DIVERSIFIED -- 0.3%
   Dow Chemical
      7.375%, 11/01/29                 1,840         1,789
   E.I. du Pont de Nemours
      6.875%, 10/15/09                 7,500         7,284
                                                  --------
                                                     9,073
                                                  --------

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.2%
   Cendant
      7.750%, 12/01/03               $ 5,020      $  4,957
                                                  --------
COMPUTER SERVICES -- 0.4%
   Electronic Data Systems
      7.450%, 10/15/29                 5,000         4,988
   IBM
      7.000%, 10/30/45                 5,550         5,224
                                                  --------
                                                    10,212
                                                  --------
DIVERSIFIED MANUFACTURING -- 0.1%
   Norsk Hydro A/S
      9.000%, 04/15/12                 1,725         1,900
                                                  --------
ELECTRIC GENERAL UTILITIES SERVICES -- 2.5%
   Arizona Public Services
      8.000%, 12/30/15                 4,500         4,449
   CE Generation LLC (B)
      7.416%, 12/15/18                 5,000         4,674
   Commonwealth Edison, Ser 75
      9.875%, 06/15/20                   850           961
   Conectiv, Ser A MTN
      6.730%, 06/01/06                 7,550         7,325
   Edison Mission Energy (A) (B)
      6.820%, 06/15/01                 5,000         5,000
   FPL Group Capital
      7.375%, 06/01/09                 5,000         4,919
   Hydro-Quebec, Ser FU
     11.750%, 02/01/12                 1,300         1,723
   Hydro-Quebec, Ser GW
      9.750%, 01/15/18                 3,850         4,062
   Jersey Central Power & Light
      6.375%, 05/01/03                 2,441         2,374
   Kansas City Power &
     Light MTN (A)
      6.341%, 03/20/02                12,000        11,991
   Korea Electric Power
      6.750%, 08/01/27                 1,075         1,006
      7.750%, 04/01/13                 2,045         1,881
   National Rural Utilities, Ser V
      9.000%, 09/01/21                 3,950         4,098
   Potomac Electric Power
      9.000%, 09/01/21                 1,000         1,043
   PSI Energy
      7.850%, 10/15/07                 5,300         5,380
   System Energy Resources
      7.430%, 01/15/11                 4,073         3,889
   Utilicorp United
      7.000%, 07/15/04                 3,250         3,140
                                                  --------
                                                    67,915
                                                  --------
FINANCIAL SERVICES -- 5.3%
   Associates North America
      6.500%, 07/15/02                $  675        $  663
   Bear Stearns
      6.250%, 07/15/05                   960           899
      7.625%, 02/01/05                 9,400         9,353
      9.375%, 06/01/01                 1,253         1,281
   Countrywide Capital I
      8.000%, 12/15/26                 1,750         1,667
   Donaldson Lufkin & Jenrette
      6.875%, 11/01/05                 1,750         1,680
   Donaldson Lufkin & Jenrette MTN
      6.170%, 07/15/03                 2,500         2,397
   Dryden Investor Trust (B) (C)
      7.157%, 07/23/08                10,076         9,496
   Goldman Sachs Group LP MTN
      6.250%, 02/01/03                 4,700         4,559
   Heller Financial, Ser I MTN (A)
      6.511%, 09/25/00                 5,500         5,504
   Heller Financial, Ser J MTN (A)
      6.320%, 03/13/02                 5,000         4,994
   Heller Financial (A)
      6.350%, 04/02/01                 7,000         6,998
      6.508%, 06/25/01                 3,000         3,004
   John Deere Capital
      6.000%, 02/15/09                 3,100         2,809
   Lehman Brothers
      6.125%, 02/01/01                 3,325         3,300
      9.875%, 10/15/00                 3,225         3,277
   Lehman Brothers Holdings
      8.750%, 05/15/02                 6,105         6,242
      8.750%, 03/15/05                 1,000         1,043
      8.875%, 03/01/02                 5,000         5,113
   Lehman Brothers Holdings,
     Ser F MTN
      7.500%, 09/01/06                 3,025         2,972
   Merrill Lynch
      6.875%, 11/15/18                 5,200         4,745
      7.430%, 09/01/22                 1,818         1,804
   Money Store
      8.050%, 04/15/02                 1,700         1,721
   Morgan JP, Ser A MTN
      6.000%, 01/15/09                 1,790         1,600
   Newcourt Credit
      6.875%, 02/16/05                10,655        10,353
   Newcourt Credit Group (B)
      7.125%, 12/17/03                 4,110         4,074
   PaineWebber Group
      6.450%, 12/01/03                 1,500         1,442
      6.500%, 11/01/05                 2,775         2,615
      6.750%, 02/01/06                   750           713
      8.875%, 03/15/05                 1,300         1,355

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

CORE FIXED INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   PaineWebber Group, Ser C MTN
      7.115%, 01/27/04               $ 2,000      $  1,958
      7.390%, 10/16/17                 5,405         5,013
   PaineWebber Group, Ser D MTN
      6.930%, 08/15/03                 1,200         1,170
   Principal Financial Group (B)
      8.200%, 08/15/09                 9,000         9,125
   Salomon Smith Barney Holding
      6.750%, 02/15/03                 5,550         5,467
   TMS SBA Loan Trust 1999-1 A
      6.240%, 07/15/25                 2,034         2,012
   Transamerica Finance
      6.125%, 11/01/01                 5,100         5,004
   Wharf Capital International Ltd.
      8.875%, 11/01/04                   975         1,002
   Wharf International Finance Ltd.
      7.625%, 03/13/07                 1,300         1,246
   Yosemite Security Trust I (B)
      8.250%, 11/15/04                 4,000         3,987
                                                  --------
                                                   143,657
                                                  --------
FOOD, BEVERAGE & TOBACCO -- 1.6%
   Diageo Capital PLC
      6.625%, 06/24/04                 3,000         2,944
   J Seagram & Sons
      6.400%, 12/15/03                 3,310         3,198
      6.800%, 12/15/08                 1,600         1,530
      7.500%, 12/15/18                 2,550         2,438
      7.600%, 12/15/28                 2,800         2,660
   Nabisco
      7.550%, 06/15/15                 2,000         1,868
   Nabisco (A)
      6.375%, 02/01/35                 5,000         4,650
   Pepsi Bottling Group, Ser B
      7.000%, 03/01/29                 3,950         3,649
   Philip Morris
      7.750%, 01/15/27                 8,490         7,768
   RJ Reynolds Tobacco Holding, Ser B
      7.750%, 05/15/06                 7,100         7,043
      7.875%, 05/15/09                 4,680         4,663
                                                  --------
                                                    42,411
                                                  --------
INDEPENDENT POWER PRODUCER -- 0.3%
   NRG Energy
      7.500%, 06/15/07                 2,000         1,893
      7.625%, 02/01/06                 5,750         5,585
                                                  --------
                                                     7,478
                                                  --------
INSURANCE -- 1.6%
   Allstate
      7.500%, 06/15/13                 1,000           978
   Associated P&C Holdings
      6.750%, 07/15/03                 9,205         8,986
   Conseco
      8.750%, 02/09/04               $ 8,189      $  8,117
   Equitable
      9.000%, 12/15/04                 4,250         4,500
   Lincoln National
      9.125%, 10/01/24                 3,700         3,987
   Loews
      7.625%, 06/01/23                 2,550         2,368
   Safeco Capital Trust (A)
      8.072%, 07/15/37                 3,120         2,812
   USF&G
      7.125%, 06/01/05                 1,000           986
   Western National
      7.125%, 02/15/04                 3,000         2,981
   Zurich Capital Trust I (B)
      8.376%, 06/01/37                 8,700         8,298
                                                  --------
                                                    44,013
                                                  --------
MACHINERY -- 0.2%
   Caterpillar
      7.375%, 03/01/97                 6,100         5,627
                                                  --------
MEDICAL-HMO SERVICES -- 0.2%
   United Healthcare
      6.600%, 12/01/03                 6,885         6,627
                                                  --------
MULTI-MEDIA -- 0.5%
   News America
      6.750%, 01/09/38                 1,120         1,033
   News America Holdings
     10.125%, 10/15/12                 2,325         2,499
   Time Warner
      9.125%, 01/15/13                 2,100         2,352
   Walt Disney MTN
      5.620%, 12/01/08                 7,280         6,507
                                                  --------
                                                    12,391
                                                  --------
NON-HAZARDOUS WASTE DISPOSAL -- 0.3%
   USA Waste Services
      7.125%, 12/15/17                 9,980         7,710
                                                  --------
OIL DISTRIBUTOR -- 0.4%
   Conoco
      6.950%, 04/15/29                 4,000         3,660
   Phillips Petroleum
      9.180%, 09/15/21                 2,800         2,811
   YPF Sociedad Anonima, Ser A MTN
      7.750%, 08/27/07                 5,000         4,938
                                                  --------
                                                    11,409
                                                  --------
PAPER & PAPER PRODUCTS -- 0.5%
   Federal Paper Board
      8.875%, 07/01/12                 1,700         1,859

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Georgia-Pacific
      9.500%, 12/01/11                $1,500   $     1,636
      9.875%, 11/01/21                 4,975         5,230
   Tenneco Packaging
     7.950%, 12/15/25                    500           474
     8.000%, 04/15/07                  3,000         2,928
   Union Camp
     10.000%, 05/01/19                   230           242
   Weyerhaeuser
      7.250%, 07/01/13                 1,875         1,823
                                                  --------
                                                    14,192
                                                  --------
PIPELINES -- 0.4%
   Dynegy
      7.450%, 07/15/06                 7,150         6,904
   KN Energy
      9.625%, 08/01/21                 1,900         2,047
   Oneok
      7.750%, 08/15/06                 1,000           984
   Panhandle Holding Pipeline
      7.000%, 07/15/29                 2,300         1,970
                                                  --------
                                                    11,905
                                                  --------
RAILROAD TRANSPORTATION -- 0.3%
   Consolidated Rail
      7.875%, 05/15/43                   670           652
   CSX
      7.950%, 05/01/27                   600           593
   Norfolk Southern
      7.800%, 05/15/27                 1,680         1,659
   Union Pacific
      7.125%, 02/01/28                 5,785         5,308
                                                  --------
                                                     8,212
                                                  --------
REAL ESTATE INVESTMENT -- 0.1%
   Security Capital Group, Ser A MTN
      7.750%, 11/15/03                 2,850         2,779
                                                  --------
REGIONAL AGENCIES -- 0.2%
   Newfoundland
     10.000%, 12/01/20                   850         1,059
   Quebec Province
      7.500%, 09/15/29                 1,769         1,767
   Republic Of Korea
      8.875%, 04/15/08                 3,000         3,116
                                                  --------
                                                     5,942
                                                  --------
RETAIL -- 1.1%
   Dayton Hudson
      8.600%, 01/15/12                   941         1,026
   Dillards
      6.875%, 06/01/05                 2,500         2,249
   Duty Free International
      7.000%, 01/15/04                 6,825         6,740
   JC Penney
      6.900%, 08/15/26                 3,000         2,697
      7.600%, 04/01/07                 3,590         3,101
      8.250%, 08/15/22                 1,500         1,232
      9.750%, 06/15/21                 2,550         2,327
   May Department Stores
      9.875%, 06/15/21                 2,150         2,284
   Wal-Mart Stores
      6.875%, 08/10/09                 7,000         6,886
                                                  --------
                                                    28,542
                                                  --------
SPECIAL PURPOSE ENTITY -- 0.5%
   Air 2 US (B)
      8.027%, 10/01/20                 3,000         3,002
      8.627%, 10/01/20                 1,500         1,515
   Marlin Water Trust/Capital (B)
      7.090%, 12/15/01                 2,500         2,463
   Osprey Trust/Osprey I (B)
      8.310%, 01/15/03                 6,000         6,000
                                                  --------
                                                    12,980
                                                  --------
STEEL & STEEL WORKS -- 0.1%
   Pohang Iron & Steel
      7.375%, 05/15/05                   585           559
   Pohang Iron & Steel Ltd.
      7.125%, 07/15/04                 1,250         1,198
                                                  --------
                                                     1,757
                                                  --------
TELECOMMUNICATIONS EQUIPMENT -- 0.1%
   Lucent Technologies
      6.450%, 03/15/29                 1,700         1,500
                                                  --------
TELEPHONES & TELECOMMUNICATION -- 0.8%
   AT&T Canada (D)(G)
      6.720%, 06/15/08                 3,700         2,918
   New York Telephone
      9.375%, 07/15/31                 2,900         3,139
   Rochester Telephone
      9.000%, 08/15/21                 1,000           949
   TCI Communications
      6.375%, 05/01/03                 3,040         2,960
      7.125%, 02/15/28                 9,230         8,515
   US West Communications
      8.875%, 06/01/31                 2,000         2,090
                                                  --------
                                                    20,571
                                                  --------
 Total Corporate Obligations
   (Cost $737,102)                                 713,112
                                                  --------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

CORE FIXED INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                        FACE      MARKET
DESCRIPTION                         AMOUNT (000)VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 34.9%
   FHLMC
      5.500%, 10/01/13-02/17/15     $ 14,450      $ 13,335
      6.000%, 11/01/13-09/01/29       47,653        44,254
      6.500%, 08/01/08-01/01/30      152,534       143,274
      6.625%, 09/15/09                22,200        21,340
      6.875%, 01/15/05                70,400        69,777
      7.000%, 02/01/09-01/01/30       31,367        30,194
      7.500%, 06/01/10-01/01/30       28,327        27,882
      8.000%, 07/01/12-01/01/28        6,835         6,891
      9.000%, 12/01/05                    99           103
   FHLMC ARM
      6.913%, 07/01/27                 1,078         1,073
   FHLMC CMO
      9.300%, 04/15/19                 1,675         1,731
   FHLMC REMIC, Ser 1005
      6.500%, 10/15/05                   477           468
   FHLMC REMIC, Ser 1563
      8.850%, 08/15/08                   279           271
   FHLMC STRIP, Ser 206
      0.000%, 12/15/30                 1,897         1,247
   FHLMC TBA
      6.500%, 04/13/30                 9,000         8,443
      8.000%, 04/01/30                16,800        17,010
   FNMA
      5.500%, 09/01/13-10/01/14       21,089        19,393
      6.000%, 10/01/13-12/01/29       88,381        80,936
      6.500%, 02/01/12-03/01/30       22,575        21,240
      7.000%, 09/01/07-03/01/30       27,358        26,493
      8.000%, 11/01/10-12/01/29        7,883         7,954
      8.500%, 09/01/13                    94            96
      7.500%, 06/01/22-01/01/30       37,288        36,649
      9.000%, 07/01/07                    80            83
   FNMA CMO, Ser 1993-69
      6.000%, 01/25/22                 1,341         1,259
   FNMA CMO, Ser 1993-216B PO
      0.000%, 08/25/23                     6             6
   FNMA CMO, Ser 1994-9C PO
      0.000%, 08/25/23                    90            81
   FNMA Discount Note (C)
      5.478%, 05/11/00                 6,390         6,351
   FNMA REMIC, Ser 1990-93G
      5.500%, 08/25/20                 2,249         2,107
   FNMA REMIC, Ser 1990-106
      8.500%, 09/25/20                   454           464
   FNMA REMIC, Ser 1991-156
      7.500%, 10/25/21                 2,230         2,213
   FNMA REMIC, Ser 1997-G5
      7.050%, 06/25/04                 3,647         3,615
   FNMA STRIP, Ser 269
      9.000%, 09/25/25                   484           499
   FNMA TBA
      5.500%, 04/18/15                 6,100         5,606
      7.500%, 04/18/30                38,300        37,617
   GNMA
      6.000%, 03/15/14-06/15/29     $ 24,015     $  22,235
      6.500%, 01/01/23-01/15/30      107,355       101,309
      7.000%, 12/15/22-12/15/28       63,027        61,105
      7.500%, 09/15/06-01/15/30       66,767        66,176
      8.000%, 05/15/25-09/01/27        2,127         2,152
      8.500%, 11/15/00-12/15/21          348           357
      9.500%, 01/15/19                   342           358
   GNMA TBA
      6.500%, 04/01/30                21,000        19,799
      8.000%, 04/01/30                24,000        24,043
                                                  --------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $951,203)                                 937,489
                                                  --------
ASSET-BACKED SECURITIES -- 3.7%
   Advanta Mortgage Loan Trust,
     Ser 1993-4 A1
      5.500%, 03/25/10                 1,501         1,446
   AT&T Universal Card Master Trust,
     Ser 1996-3 A
      6.270%, 09/17/03                18,300        18,300
   Banc One Credit Card Master Trust
      7.340%, 10/25/26                   768           772
   Chemical Master Credit Card Trust,
      Ser 1995-2 A
      6.230%, 06/15/03                10,175        10,148
   Citibank Credit Card Master Trust,
     Ser 1996-1 A PO
     0.000%, 02/07/03                 14,542        13,660
   Citibank Credit Card Master Trust,
     Ser 1997-6 A PO
     0.000%, 08/15/06                  1,133           825
   Contimortgage Home Equity Loan,
     Ser 1997-2 A9
      7.090%, 04/15/28                 3,250         3,166
   Contimortgage Home Equity Loan,
     Ser 1997-5 A5
      6.630%, 12/15/20                 2,500         2,436
   Contimortgage Home Equity Loan,
     Ser 1998-1 A6
      6.580%, 12/15/18                 1,015           988
   Credit Card Merchant Voucher Receipt,
     Ser 1996-A A1
      6.250%, 12/01/03                 3,445         3,361
   Delta Funding Home Equity Loan,
     Ser 1997-3 A6F
      6.860%, 10/25/28                 4,000         3,911
   Delta Funding Home Equity Loan,
     Ser 1997-4 A5F
      6.670%, 01/25/28                 5,500         5,320

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        FACE        MARKET
DESCRIPTION                         AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Delta Funding Home Equity Loan,
     Ser 1999-3 A1A
      5.869%, 09/15/29               $17,618      $ 17,684
   Discover Card Master Trust I,
     Ser 1993-3 A
      6.200%, 05/16/06                 6,080         5,897
   Discover Card Master Trust I,
     Ser 1995-2 A
      6.550%, 02/18/03                 4,275         4,273
   New South Home Equity Trust,
     Ser 1999-1 A6 IO
      8.000%, 05/25/30                 3,000           326
   Sears Credit Account Master Trust,
     Ser 1995-2 A
      8.100%, 06/15/04                 1,146         1,153
   Sears Credit Account Master Trust,
     Ser 1995-3 A
      7.000%, 10/15/04                   992           993
   Sears Credit Account Master Trust,
      Ser 1995-5 A
      6.050%, 01/15/08                 2,135         2,080
   UCFC Home Equity Loan,
     Ser 1995-B1 A5
      7.250%, 12/10/20                 2,450         2,421
                                                  --------
Total Asset-Backed Securities
   (Cost $98,681)                                   99,160
                                                  --------
MORTGAGE-BACKED OBLIGATIONS -- 4.9%
   Asset Securitization, Ser 1997-D4 A1C
      7.420%, 04/14/29                 3,100         3,097
   Capco America Securitization,
     Ser 1998-D7 A1B
      6.260%, 09/15/08                   530           501
   Chase Commercial Mortgage
     Securities, Ser 1997-1 A2
      7.370%, 02/19/07                   107           107
   Chase Commercial Mortgage
     Securities, Ser 1998-1 A2
      6.560%, 05/18/08                 1,225         1,172
   Chase Commercial Mortgage
     Securities, Ser 1998-2 A1
      6.025%, 08/18/07                 9,953         9,429
   Deutsche Mortgage & Asset
     Receiving, Ser 1998-C1 A1
      6.220%, 09/15/07                 1,804         1,732
   DLJ Commercial Mortgage,
     Ser 1998-CF2 A1A
      5.880%, 11/12/31                 5,698         5,340
   Enterprise Mortgage Acceptance,
     Ser 1999-1, IO (F)
      1.240%, 10/12/23                60,551         3,874
   Equivantage Home Equity Loan
     Trust, Ser 1997-2 A3
      7.275%, 07/25/28                 2,183         2,187
   FFCA Secured Lending,
     Ser 1997-1, IO (F)
      1.083%, 07/18/15                21,324           866
   FFCA Secured Lending,
     Ser 1999-1A, IO (F)
      1.803%, 03/18/16                24,310         1,795
   First Union-Lehman Brothers,
     1997-C2, IO
      1.530%, 11/18/27                 4,446           320
   Fund America Investors,
     Ser 1993-A A2
      7.610%, 06/25/23                 3,159         3,184
   GE Capital Mortgage Services,
     Ser 1994-7 A15
      5.000%, 02/25/09                 1,170         1,001
   GMAC Commercial Mortgage
     Securities, Ser 1998-C2 X IO
      0.823%, 05/15/31                25,547           977
   GMAC Commercial Mortgage
     Securities, Ser 1999-FL1 A
      5.950%, 10/15/09                12,499        12,499
   Government Loan Trust Ser 1-B
      8.500%, 04/01/06                 6,223         6,580
   Green Tree Home Equity Loan
     Trust, Ser 1997-B A6
      7.120%, 04/15/27                 1,000           993
   GS Mortgage Securities,
     Ser 1998-1 A
      8.000%, 08/19/19                 1,227         1,239
   GS Mortgage Securities,
     Ser 1998-2 A
      7.750%, 05/19/27                 1,141         1,139
   GS Mortgage Securities,
     Ser 1999-3 A
      8.000%, 08/20/22                 4,139         4,143
   IMC Home Equity Loan Trust,
     Ser 1998-3 A8
      6.340%, 08/20/29                 8,500         8,040
   Impac Commercial Holdings,
     Ser 1998-C1 A1A
      6.060%, 10/20/07                 4,122         3,913
   JP Morgan Commercial Mortgage,
     Ser 1997-C5 X IO
      1.670%, 09/15/29                11,565           795
   Merrill Lynch Mortgage Investors,
     Ser 1996-C2 A3
      6.960%, 11/21/28                 7,940         7,671

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

CORE FIXED INCOME FUND--CONCLUDED
--------------------------------------------------------------------------------
                                        FACE      MARKET
DESCRIPTION                         AMOUNT (000)VALUE (000)
--------------------------------------------------------------------------------
   Merrill Lynch Mortgage Investors,
     Ser 1998-C1 A1
      6.310%, 11/15/26               $ 6,274      $  6,048
   Morgan Stanley Capital I,
     Ser 1998-CF1 X IO
      0.840%, 12/15/12                 8,498           363
   Morgan Stanley Capital I,
     Ser 1999-RM1 A2
      6.710%, 12/15/31                 2,280         2,215
   Mortgage Capital Funding,
     Ser 1998-MC2 A2
      6.423%, 05/18/08                 1,120         1,079
   Nomura Asset Securities,
     Ser 1996-MD5 A1B
      7.120%, 04/13/36                 5,100         5,013
   PP&L Transition Bond Company
     LLC, Ser 1999-1 A1
      6.080%, 03/25/03                10,219        10,165
   Residential Funding Mortgage
     Securities, Ser 2000-HI1 AI7
      8.290%, 02/25/25                13,038        13,168
   Resolution Trust, Ser 1991-M6 A1
      6.562%, 06/25/21                   544           539
   Resolution Trust, Ser 1994-1 M3
      7.270%, 09/25/29                 2,157         2,108
   Ryland Mortgage Securities,
     Ser 1994-7A A2
      7.000%, 08/25/25                 1,099         1,077
   Toll Road Investment Part II
      0.000%, 02/15/06                10,300         6,502
   Union Planters Mortgage Finance,
     Ser 1998-1 A1
      6.350%, 01/25/28                   680           673
                                                  --------
Total Mortgage-Backed Obligations
   (Cost $136,671)                                 131,544
                                                  --------
COMMERCIAL PAPER -- 0.6%
   US West Capital Funding
      6.250%, 05/05/00                 7,000         6,955
   TRW
      6.676%, 03/25/02                 9,000         8,997
                                                  --------
Total Commercial Paper
   (Cost $15,956)                                   15,952
                                                  --------
OPTIONS -- (0.1%)
   September 2000 90 Day Euro$ Call    1,202         1,127
   June 2000 Ten Year Note Call         (125)         (203)
   June 2000 US Long Bond Call          (694)       (2,733)
   June 2000 US Long Bond Call            24             --
   June 2000 US Long Bond Call            (9)          (11)
                                                  --------
Total Options
   (Cost $689)                                      (1,820)
                                                  --------
MUNICIPAL BOND -- 0.1%
   Los Angeles County, California
     Taxable Pension Obligation,
     Ser D, RB, MBIA
     0.000%, 06/30/10                  3,850         1,805
                                                  --------
Total Municipal Bond
   (Cost $1,771)                                     1,805
                                                  --------
REPURCHASE AGREEMENT -- 6.8%
   J.P. Morgan
     6.100%, dated 03/31/00, matures
     04/03/00, repurchase price
     $182,062,225 (collateralized by
     various FNMA obligations,
     total par $196,406,000,
     5.500-8.000%, 01/01/14-
     04/01/30 total market
     value: $185,609,119)            181,969       181,969
                                                  --------
Total Repurchase Agreement
   (Cost $181,969)                                 181,969
                                                  --------
Total Investments -- 104.6%
   (Cost $2,840,819)                            $2,805,669
                                                ==========
(A) VARIABLE RATE SECURITY -- THE RATE REPORTED ON THE STATEMENT OF NET
    ASSETS IS THE RATE IN EFFECT AS OF MARCH 31, 2000.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM,
    EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT
    OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM
    OR OTHER "ACCREDITED INVESTORS."
(C) SECURITIES HAVE BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(D) STEP BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD ON MARCH 31, 2000. THE COUPON ON A STEP BOND
    CHANGES ON A SPECIFIC DATE.
(E) U.S. TREASURY INFLATION INDEX NOTES
(F) RESTRICTED SECURITY, NOT READILY MARKETABLE (SEE NOTE 2).
(G) FORMERLY METRONET COMMUNICATIONS
ARM -- ADJUSTABLE RATE MORTGAGE
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FFCA -- FEDERAL FARM CREDIT ASSOCIATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
IO -- INTEREST ONLY
LP -- LIMITED PARTNERSHIP
LLC -- LIMITED LIABILITY COMPANY
LTD. -- LIMITED
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIMITED COMPANY
RB -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES
TBA -- TO BE ANNOUNCED
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------




HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
                                        FACE      MARKET
DESCRIPTION                         AMOUNT (000)VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 90.1%
AIR TRANSPORTATION -- 0.4%
   Atlas Air
      9.375%, 11/15/06               $ 1,250       $ 1,175
   Canadian Airlines Yankee (C)
     10.000%, 05/01/05                   400           328
     12.250%, 08/01/06                   950           473
   Kitty Hawk
      9.950%, 11/15/04                   250           237
   Pegasus Shipping Hellas (C)
     11.875%, 11/15/04                   600           220
   Trans World Airlines
     11.375%, 03/01/06                   900           297
                                                  --------
                                                     2,730
                                                  --------
APPAREL/TEXTILES -- 0.5%
   Hosiery of America
     13.750%, 08/01/02                   700           730
   Phillips Van-Heusen (A)
      9.500%, 05/01/08                 1,000           926
   St John Knits International
     12.500%, 07/01/09                 1,000           937
   Tropical Sportswear International
     11.000%, 06/15/08                   500           464
                                                  --------
                                                     3,057
                                                  --------
AUTOMOTIVE -- 1.1%
   Aetna Industries
     11.875%, 10/01/06                 1,000           917
   American Axle & Manufacturing
      9.750%, 03/01/09                   500           480
   Breed Technologies (C)
      9.250%, 04/15/08                 1,000            15
   Collins & Aikman (A)
     11.500%, 04/15/06                 1,550         1,517
   Diamond Triumph Auto (A)
      9.250%, 04/01/08                 1,000           691
   Dura Operating, Ser B
      9.000%, 05/01/09                   750           669
   Hayes Lemmerz International
      8.250%, 12/15/08                   600           520
   Hayes Wheel International
      9.125%, 07/15/07                   600           538
     11.000%, 07/15/06                   500           507
   Safety Components International (C)
     10.125%, 07/15/07                   500            74
   Stanadyne Automotive
     10.250%, 12/15/07                   500           408
   Titan Wheel International
      8.750%, 04/01/07                   500           359
                                                  --------
                                                     6,695
                                                  --------
BROADCASTING, TELEVISION & RADIO -- 14.2%
   Ackerley Group, Ser B
      9.000%, 01/15/09               $ 1,600         1,480
   ACME Television (B)
     12.200%, 09/30/04                   500           449
   Adelphia Cable Communications
      7.875%, 05/01/09                   500           424
     10.500%, 07/15/04                   500           506
   Adelphia Cable Communications,
     Ser B
      8.375%, 02/01/08                 1,750         1,579
   American Radio Systems
      9.000%, 02/01/06                   500           522
   Australis Media 1(B) (C)
     15.750%, 05/15/03                   400             4
   Big City Radio (B)
     22.300%, 03/15/05                 1,700         1,069
   Cable Satisfactions International
     12.750%, 03/01/10                 2,000         1,970
   Capstar Broadcasting
      9.250%, 07/01/07                 1,250         1,270
   Capstar Broadcasting (B)
     10.530%, 02/01/09                 1,000           896
   Century Communications
      8.875%, 01/15/07                   550           510
   Century Communications, Ser B
      0.000% 01/15/08                  1,850           765
   Chancellor Media (A)
      8.000%, 11/01/08                   500           494
   Charter Communications
     Holdings LLC
      8.625%, 04/01/09                 1,500         1,320
   Charter Communications
     Holdings LLC (A)
     10.250%, 01/15/10                 4,750         4,584
   Charter Communications
     Holdings LLC (B)
     12.170%, 04/01/11                 1,600           890
   Citadel Broadcasting
      9.250%, 11/15/08                 1,250         1,166
   Classic Cable (A)
     10.500%, 03/01/10                 4,600         4,565
   Coaxial Communication LLC
     10.000%, 08/15/06                 1,800         1,714
   Coaxial Communication LLC (B)
     13.640%, 08/15/08                 1,000           621
   Comcast
      9.125%, 10/15/06                   600           623
      9.375%, 05/15/05                   250           262
   Comcast UK Cable (B)
     10.670%, 11/15/07                   750           720
   CSC Holdings
      9.250%, 11/01/05                   250           252
      9.875%, 02/15/13                   650           663

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

HIGH YIELD BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                        FACE      MARKET
DESCRIPTION                         AMOUNT (000)VALUE (000)
--------------------------------------------------------------------------------
   CSC Holdings, Ser B
      8.125%, 07/15/09               $ 1,000         $ 995
      8.125%, 08/15/09                   750           746
   Cumulus Media
     10.375%, 07/01/08                 1,450         1,290
   Details, Ser B
     10.000%, 11/15/05                   500           467
   Diamond Cable Communications
     PLC
     13.250%, 09/30/04                   300           317
   Diamond Cable Communications
     PLC (B)
     10.870%, 02/15/07                 1,450         1,160
     11.540%, 12/15/05                 1,050         1,011
   Diamond Holdings PLC
      9.125%, 02/01/08                 1,000           957
   Diva Systems, Ser B (B)
     15.640%, 03/01/08                 2,757         1,571
   Echostar DBS
      9.375%, 02/01/09                 2,250         2,171
   Emmis Communications
      8.125%, 03/15/09                 1,200         1,125
   Frontiervision Holdings (B)
     11.030%, 09/15/07                   600           526
     11.080%, 09/15/07                   700           613
   Fundy Cable
     11.000%, 11/15/05                   500           534
   Golden Sky Systems, Ser B
     12.375%, 08/01/06                   400           442
   Granite Broadcasting
      8.875%, 05/15/08                   500           431
      9.375%, 12/01/05                 1,000           922
   Gray Communications System
     10.625%, 10/01/06                   500           504
   International Cabletel
     10.000%, 02/15/07                   250           247
   James Cable
     10.750%, 08/15/04                 1,500         1,470
   Jones Intercable
      8.875%, 04/01/07                   350           366
      9.625%, 03/15/02                   350           363
   Lamar Media
      9.625%, 12/01/06                   450           453
   Lenfest Communications
     10.500%, 06/15/06                   700           794
   Lenfest Communications (A)
      8.250%, 02/15/08                   650           645
   Lin Holdings (B)
     12.780%, 03/01/08                   500           317
   Mediacom Capital LLC
      7.875%, 02/15/11                 4,850         4,183
   Mentus Media PIK
     12.000%, 02/01/03                 1,065           362
   Muzak Holdings LLC (B)
     13.300%, 03/15/10                   500           294
   Northland Cable Television
     10.250%, 11/15/07                $1,200         1,161
   Pegasus Communications (A)
     12.500%, 08/01/07                   500           542
   Pegasus Communications, Ser B
      9.625%, 10/15/05                   550           528
      9.750%, 12/01/06                   500           480
   Price Communications Wireless,
     Ser B
      9.125%, 12/15/06                 1,200         1,185
   Production Resources Group
     11.500%, 01/15/08                   500           199
   Renaissance Media Group (B)
     11.640%, 04/15/08                 1,000           664
   Rogers Cablesystems Ltd.
     10.000%, 12/01/07                   450           480
   Rogers Communications
      8.875%, 07/15/07                   350           352
      9.125%, 01/15/06                   400           400
   Salem Communications, Ser B
      9.500%, 10/01/07                   900           844
   Sinclair Broadcast Group
      9.000%, 07/15/07                 3,000         2,670
     10.000%, 09/30/05                   800           758
   STC Broadcasting
     11.000%, 03/15/07                 2,000         1,980
   Telewest Communications PLC
      9.625%, 10/01/06                   150           145
     11.250%, 11/01/08                   500           516
   Telewest Communications PLC (A)
      9.875%, 02/01/10                   500           487
   Telewest Communications PLC (B)
     11.030%, 10/01/07                 9,000         8,426
   Telewest Communications
     PLC (A) (B)
     11.440%, 04/15/09                 1,650           943
   Tri-State Outdoor Media
     11.000%, 05/15/08                 1,350         1,293
   United International Holdings,
     Ser B (B)
     11.700%, 02/15/08                 2,000         1,375
   United Pan-Europe
     Communications
     10.875%, 08/01/09                 1,000           957
   United Pan-Europe
     Communications (A)
     11.250%, 02/01/10                 2,000         1,925
     11.500%, 02/01/10                 1,000           965
   United Pan-Europe
     Communications (B)
    11.170%, 08/01/09                 1,000           500
   XM Satellite Radio
     14.000%, 03/15/10                   500           480
   Young Broadcasting
     11.750%, 11/15/04                 2,000         2,035

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                        FACE      MARKET
DESCRIPTION                         AMOUNT (000)VALUE (000)
--------------------------------------------------------------------------------
   Young Broadcasting, Ser B
      8.750%, 06/15/07                $1,200       $ 1,077
      9.000%, 01/15/06                   750           687
   Ziff-Davis
      8.500%, 05/01/08                 1,000         1,072
                                                  --------
                                                    89,720
                                                  --------
BUILDING & CONSTRUCTION -- 0.8%
   American Builder & Contractors
     10.625%, 05/15/07                   500           429
   Amtrol
     10.625%, 12/31/06                   400           380
   Brand Scaffold Services
     10.250%, 02/15/08                 1,000           886
   California Steel Industry, Ser B
      8.500%, 04/01/09                   500           459
   Formica, Ser B
     10.875%, 03/01/09                 1,000           877
   International Utility Structure
     13.000%, 02/01/08                   500           469
   International Utility Structures (A)
     10.750%, 02/01/08                 1,300         1,105
   Morris Materials Handling
      9.500%, 04/01/08                   400            81
   Waxman Industries (B)
     12.750%, 06/01/04                   600           285
                                                  --------
                                                     4,971
                                                  --------
CHEMICALS -- 2.4%
   Avecia Group PLC
     11.000%, 07/01/09                 4,250         4,261
   Georgia Gulf (A)
     10.375%, 11/01/07                   500           506
   Huntsman (A)
      9.500%, 07/01/07                 1,650         1,473
   Huntsman ICI Chemicals
      0.000%, 12/31/09                 2,100           617
     10.125%, 07/01/09                 1,200         1,155
   Huntsman Polymers
     11.750%, 12/01/04                   250           260
   Laroche Industries (C)
      9.500%, 09/15/07                 2,000           360
   Lls
     11.625%, 08/01/09                 1,000           910
   NL Industries
     11.750%, 10/15/03                   350           354
   Octel Developments
     10.000%, 05/01/06                   950           930
   Philipp Brothers Chemical
      9.875%, 06/01/08                 1,200         1,014
   Sterling Chemical
     11.750%, 08/15/06                   500           422
   Sterling Chemical, Ser B
     12.375%, 07/15/06                 1,500         1,526
   Sterling Chemical Holdings (B)
     31.830%, 08/15/08               $ 1,000           311
   Texas Petrochemical
     11.125%, 07/01/06                 1,450         1,185
                                                  --------
                                                    15,284
                                                  --------
COMMERCIAL SERVICES -- 0.2%
   Coinstar (A)
     13.000%, 10/01/06                 1,000         1,019
   Iron Mountain
      8.250%, 07/01/11                   500           421
   Worldwide Flight Service
     12.250%, 08/15/07                   800           774
                                                  --------
                                                     2,214
                                                  --------
CONTAINERS & PACKAGING -- 0.6%
   Ball
      8.250%, 08/01/08                   700           644
   BWAY, Ser B
     10.250%, 04/15/07                   500           449
   Consumers Packaging
      9.750%, 02/01/07                   750           396
   Crown Packaging Enterprises
     Ltd. (B)
      0.000%, 08/01/06                   775            39
   Graham Packaging
      8.750%, 01/15/08                   400           358
   Impac Group (A)
     10.125%, 03/15/08                 1,000           857
   Packaged Ice
      9.750%, 02/01/05                 1,000           830
   SF Holdings Group (B)
     16.550%, 03/15/08                 1,000           536
                                                  --------
                                                     4,109
                                                  --------
DIVERSIFIED OPERATIONS -- 1.2%
   Amscan Holdings
      9.875%, 12/15/07                   400           336
   Elgar Holdings
      9.875%, 02/01/08                 1,000           487
   Knology Holdings (B)
     14.390%, 10/15/07                 6,100         3,927
   Lodestar Holdings (A)
     11.500%, 05/15/05                   750           163
   SCG Holding
     12.000%, 08/01/09                 2,500         2,675
   Western Federal Notes (C)
     15.500%, 09/30/00                   500            90
                                                  --------
                                                     7,678
                                                  --------
DRUGS -- 0.4%
   Dade International
     11.125%, 05/01/06                   500           472
   ICN Pharmaceuticals
      9.250%, 08/15/05                   500           485

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

HIGH YIELD BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
ICN Pharmaceuticals (A)
      8.750%, 11/15/08               $ 1,270      $  1,181
   Twin Laboratories
     10.250%, 05/15/06                   325           321
                                                  --------
                                                     2,459
                                                  --------
ELECTRICAL SERVICES -- 1.4%
   Aavid Thermal Technology (A)
     12.750%, 02/01/07                   500           490
   AES
      8.000%, 12/31/08                   500           449
      8.500%, 11/01/07                   800           714
   Ampex
     12.000%, 03/15/03                 1,000           950
   CMS Energy
      7.500%, 01/15/09                 1,100           987
   CMS Energy, Ser B
      6.750%, 01/15/04                   800           750
   Cogentrix Energy
      8.750%, 10/15/08                 1,000         1,002
   Condor Systems (A)
     11.875%, 05/01/09                   750           347
   Integrated Electrical Services,
     Ser B (A)
      9.375%, 02/01/09                 2,500         2,125
   Niagra Mohawk Power, Ser G
      7.750%, 10/01/08                   800           792
                                                  --------
                                                     8,606
                                                  --------
ENTERTAINMENT -- 6.6%
   AMC Entertainment
      9.500%, 03/15/09                 1,000           520
      9.500%, 02/01/11                 1,000           520
   American Skiing, Ser B
     12.000%, 07/15/06                   450           382
   AMF Group, Ser B
     10.875%, 03/15/06                   700           278
   AMF Group, Ser B (B)
     37.560%, 03/15/06                   306            82
   Argosy Gaming
     10.750%, 06/01/09                 4,300         4,364
   Aztar (A)
      8.875%, 05/15/07                 1,500         1,357
   Bally Total Fitness Holding, Ser D
      9.875%, 10/15/07                   400           364
   Booth Creek Ski Holdings, Ser B
     12.500%, 03/15/07                 1,000           696
   Boyd Gaming
      9.500%, 07/15/07                   500           469
   Boyds Collection Ltd.
      9.000%, 05/15/08                 1,978         1,862
   Casino Magic
     13.000%, 08/15/03                 1,600         1,774
   Cinemark USA
      9.625%, 08/01/08                   500           324
   Cinemark USA, Ser B
      8.500%, 08/01/08                   500           301
      9.625%, 08/01/08                   100            65
   Circus Circus Enterprise
      9.250%, 12/01/05                 1,300         1,225
   Eldorado Resorts
     10.500%, 08/15/06                   750           742
   Fitzgeralds Gaming (C)
     12.250%, 12/15/04                 1,400           763
   Hard Rock Hotel (A)
      9.250%, 04/01/05                 2,150         1,822
   Hollywood Park, Ser B
      9.250%, 02/15/07                 1,000           982
      9.500%, 08/01/07                 2,800         2,761
   Horseshoe Gaming Holdings, Ser B
      8.625%, 05/15/09                   650           596
   Horseshoe Gaming LLC, Ser B
      9.375%, 06/15/07                 1,000           967
   Imax (A)
      7.875%, 12/01/05                 1,750         1,592
   Isle of Capri Casinos
      8.750%, 04/15/09                 1,500         1,312
   KSL Recreation Group
     10.250%, 05/01/07                 1,000           981
   Loews Cineplex Entertainment (A)
      8.875%, 08/01/08                 1,000           630
   Louisiana Casino Cruises, Ser B
     11.000%, 12/01/05                 1,000         1,027
   Mohegan Tribal Gaming
      8.750%, 01/01/09                 1,300         1,245
   Park Place Entertainment
      7.875%, 12/15/05                 1,000           920
   Park Place Entertainment (A)
      9.375%, 02/15/07                   750           734
   Players International
     10.875%, 04/15/05                   500           520
   Premier Parks
      9.250%, 04/01/06                   500           464
      9.750%, 01/15/07                   500           484
      9.750%, 06/15/07                 2,000         1,862
   Regal Cinemas (A)
      8.875%, 12/15/10                   450           165
      9.500%, 06/01/08                   900           378
   Riviera Black Hawk
     13.000%, 05/01/05                   700           739
   Silver Cinemas (A)
     10.500%, 04/15/05                   800           196
   Station Casinos
     10.125%, 03/15/06                 2,350         2,356
   Town Sports International, Ser B
      9.750%, 10/15/04                 1,500         1,419
   Vail Resorts
      8.750%, 05/15/09                   600           543

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Waterford Gaming (A)
      9.500%, 03/15/10               $ 1,055       $ 1,013
                                                  --------
                                                    41,796
                                                  --------
ENVIRONMENTAL SERVICES -- 0.5%
   Allied Waste North America
      7.875%, 01/01/09                 1,300         1,037
     10.000%, 08/01/09                 1,000           740
   Safety-Kleen Services
      9.250%, 05/15/09                   750            51
   Safety-Kleen Services (A)
      9.250%, 06/01/08                   750            96
   Waste Systems International
     11.500%, 01/15/06                   550           529
   Waste Systems International (A)
      7.000%, 05/13/05                   800           536
                                                  --------
                                                     2,989
                                                  --------
FINANCIAL SERVICES -- 1.1%
   Arcadia Financial Ltd.
     11.500%, 03/15/07                 1,000         1,053
   Homeside
     11.250%, 05/15/03                   325           356
   Labrache (A)
     12.000%, 03/01/07                 1,000           986
   Lodgian Financing
     12.250%, 07/15/09                 1,000           880
   Madison River Financial (A)
     13.250%, 03/01/10                   600           586
   PTC International Finance BV (B)
     13.760%, 07/01/07                 1,000           660
   Siligan Holdings PIK
     13.250%, 07/15/06                   336           365
   Sovereign Bancorp
     10.500%, 11/15/06                 1,000           990
   Windsor Woodmount Black Hawk
     13.000%, 03/15/06                   900           898
                                                  --------
                                                     6,774
                                                  --------
FOOD, BEVERAGE & TOBACCO -- 2.3%
   Agrilink Foods
     11.875%, 11/01/08                 1,700         1,602
   Archibald Candy
     10.250%, 07/01/04                 1,200         1,134
   Aurora Foods
      8.750%, 07/01/08                   850           321
   Aurora Foods, Ser B
      9.875%, 02/15/07                 1,000           377
   Avado Brands
     11.750%, 06/15/09                 1,825           871
   Eagle Family Foods
      8.750%, 01/15/08                 1,300           962
   International Home Foods
     10.375%, 11/01/06                $  750           731
   Keebler
     10.750%, 07/01/06                   450           481
   Luigino's
     10.000%, 02/01/06                 1,200           987
   Mrs Fields (B)
     15.680%, 12/01/05                   800           448
   Mrs Fields, Ser B
     10.125%, 12/01/04                   760           621
   National Wine & Spirits
     10.125%, 01/15/09                 1,000           955
   New World Pasta
      9.250%, 02/15/09                 1,250         1,122
   Pathmark Stores
      9.625%, 05/01/03                 1,400           990
   Premier International Food PLC (A)
     12.000%, 09/01/09                 1,500         1,410
   Pueblo Xtra International
      9.500%, 08/01/03                 1,000           477
   Vlasic Foods International, Ser B
     10.250%, 07/01/09                 1,250           784
                                                  --------
                                                    14,273
                                                  --------
FORESTRY -- 0.1%
   Tembec Industries (A)
      8.625%, 06/30/09                   500           476
                                                  --------
GARDEN PRODUCTS -- 0.3%
   Color Spot Nurseries
     10.500%, 12/15/07                   900           652
   Scotts (A)
      8.625%, 01/15/09                 1,500         1,380
                                                  --------
                                                     2,032
                                                  --------
HOTELS & LODGING -- 2.8%
   Ameristar Casino, Ser B
     10.500%, 08/01/04                 1,450         1,432
   Capstar Hotel
      8.750%, 08/15/07                   500           439
   Coast Hotels & Casinos
      9.500%, 04/01/09                 1,200         1,095
   Florida Panthers Holdings
      9.875%, 04/15/09                   750           682
   Harrahs Operating (A)
      7.875%, 12/15/05                 1,000           925
   Harvey Casinos Resorts
     10.625%, 06/01/06                 2,650         2,710
   HMH Properties (A)
      8.450%, 12/01/08                   500           435
   Hollywood Casinos (A)
     11.250%, 05/01/07                 1,000         1,005
     13.000%, 08/01/06                   600           640

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)


HIGH YIELD BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Intrawest
      9.750%, 08/15/08                 $ 500        $  474
   John Q Hammons Hotels
      8.875%, 02/15/04                   500           447
   Majestic Star Casino, Ser B
     10.875%, 07/01/06                 1,300         1,245
   Meristar Hotel
      8.750%, 08/15/07                   500           456
   Peninsula Gaming LLC (A)
     12.250%, 07/01/06                 1,000           980
   Prime Hospitality
      9.250%, 01/15/06                   600           591
      9.750%, 04/01/07                   450           433
   Santa Fe Hotel
     11.000%, 12/15/00                 1,571         1,567
   Station Casinos (A)
      9.750%, 04/15/07                 1,000           980
   Sun International Hotels
      9.000%, 03/15/07                 1,300         1,206
                                                  --------
                                                    17,742
                                                  --------
HOUSEHOLD PRODUCTS FURNITURE & FIXTURES -- 0.5%
   Congoleum
      8.625%, 08/01/08                 1,000           866
   Holmes Products, Ser D
      9.875%, 11/15/07                   500           349
   Home Products International
      9.625%, 05/15/08                   800           710
   International Knife & Saw
     11.375%, 11/15/06                   500           371
   Safelite Glass (A)
      9.875%, 12/15/06                   800            20
   Sealy Mattress
      9.875%, 12/15/07                   500           491
   Sealy Mattress (B)
     11.790%, 12/15/07                   500           356
                                                  --------
                                                     3,163
                                                  --------
LEASING & RENTING -- 1.0%
   Anthony Crane Rentals, Ser B
     10.375%, 08/01/08                   500           384
   Avis Rent-A-Car
     11.000%, 05/01/09                 2,250         2,239
   Neff
     10.250%, 06/01/08                   500           451
   United Rentals
      9.000%, 04/01/09                 2,650         2,352
     9.250%, 01/15/09                    800           708
   Universal Compression (B)
     13.570%, 02/15/08                   800           475
                                                  --------
                                                     6,609
                                                  --------
MACHINERY -- 2.3%
   APCOA
      9.250%, 03/15/08                $  700           383
   Applied Extrusion Technologies,
     Ser B
     11.500%, 04/01/02                   800           823
   BGF Industries
     10.250%, 01/15/09                 1,000           902
   Bucyrus International
      9.750%, 09/15/07                   500           174
   Collins & Aikman (A)
     10.000%, 01/15/07                 1,000           975
   Consolidated Container Capital
     10.125%, 07/15/09                 1,000           997
   Grove Worldwide (A)
      9.250%, 05/01/08                 1,000           450
   GSI Group Inc
     10.250%, 11/01/07                 1,000           696
   Jackson Products (A)
      9.500%, 04/15/05                 1,200         1,089
   Magnum Hunter Re
     10.000%, 06/01/07                   500           448
   Moog
     10.000%, 05/01/06                   500           495
   Motors & Gears
     10.750%, 11/15/06                 1,050         1,038
   Oglebay Norton
     10.000%, 02/01/09                 1,000           930
   Sequa
      9.000%, 08/01/09                 1,000           927
   Simonds Industries (A)
     10.250%, 07/01/08                   600           454
   Thermadyne Holdings (A) (B)
     13.090%, 06/01/08                   550           252
   Transportation Manufacturing
     11.250%, 05/01/09                 3,500         3,307
                                                  --------
                                                    14,340
                                                  --------
MARINE TRANSPORTATION -- 0.3%
   American Commercial Lines
     10.250%, 06/30/08                 1,100           954
   First Wave Marine
     11.000%, 02/01/08                 1,000           602
   Golden Ocean Group Ltd. (C)
     10.000%, 08/31/01                 1,032           124
   Sea Containers Ltd.
     10.750%, 10/15/06                   700           593
                                                  --------
                                                     2,273
                                                  --------
MEASURING DEVICES -- 0.2%
   Eagle Geophysical (C)
     10.750%, 07/15/08                 1,000           117
   Numatics
      9.625%, 04/01/08                   800           649

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Quest Diagnostic
    10.750%, 12/15/06                $  450        $  467
                                                  --------
                                                     1,233
                                                  --------
MEDICAL PRODUCTS & SERVICES -- 1.0%
   Alaris Medical (B)
     21.230%, 08/01/08                 1,000           329
   Beverly Enterprises
      9.000%, 02/15/06                   700           607
   Fountain View (A)
     11.250%, 04/15/08                 1,000           762
   Leiner Health Products
      9.625%, 07/10/07                   500           371
   Lifepoint Hospitals Holdings
     10.750%, 05/15/09                 2,800         2,814
   Oxford Health Plans
     11.000%, 05/15/05                   500           492
   Paracelsus Healthcare (C)
     10.000%, 08/15/06                   500           204
   Tenet Healthcare
      8.625%, 01/15/07                   500           485
   Universal Health Services
      8.750%, 08/15/05                   250           248
                                                  --------
                                                     6,312
                                                  --------
MISCELLANEOUS BUSINESS SERVICES -- 2.9%
   Autotote, Ser B
     10.875%, 08/01/04                 1,000           996
   Buhrmann US (A)
     12.250%, 11/01/09                 2,075         2,106
   Covad Communications Group
     12.500%, 02/15/09                   800           742
   Earthwatch (B)
     14.420%, 07/15/07                 2,250         1,561
   Exodus Communications
     11.250%, 07/01/08                 2,200         2,194
   Exodus Communications (A)
     10.750%, 12/15/09                 1,400         1,368
   Interact Operating PIK
     14.000%, 08/01/03                   375           206
   IT Group
     11.250%, 04/01/09                 1,000           951
   Knoll
     10.875%, 03/15/06                   260           259
   Phase Metrics (A) (C)
     10.750%, 02/01/05                   500            73
   Pierce Leahy (A)
      9.125%, 07/15/07                   450           411
   Rhythms Netconnections
     12.750%, 04/15/09                 2,300         1,915
   Rhythms Netconnections (A) (B)
     13.500%, 05/15/08                 1,700           814
   Unisys
      7.875%, 04/01/08                   400           377
     11.750%, 10/15/04                   500           539
     12.000%, 04/15/03                   550           583
   Verio
     10.375%, 04/01/05                   500           484
     11.250%, 12/01/08                   750           743
     13.500%, 06/15/04                 1,000         1,060
   Verio (A)
     10.675%, 11/15/09                 1,200         1,167
                                                  --------
                                                    18,549
                                                  --------
MISCELLANEOUS MANUFACTURING -- 1.9%
   ADV Accessory
      9.750%, 10/01/07                   550           483
   Advanced Glassfiber (A)
      9.875%, 01/15/09                 1,000           873
   Burke Industries
     10.000%, 08/15/07                   600           269
   Cambridge Industries, Ser B
     10.250%, 07/15/07                   500            94
   Communications Instrument
     10.000%, 09/15/04                   500           364
   Delco Remy International
     10.625%, 08/01/06                 1,500         1,479
   Diamond Brands Operating (A)
     10.125%, 04/15/08                   650           484
   Doskocil Manufacturing
     10.125%, 09/15/07                   500           184
   Galey & Lord
      9.125%, 03/01/08                   750           276
   Gentek
     11.000%, 08/01/09                   750           744
   GST Equipment Funding
     13.250%, 05/01/07                   500           379
   ISP Holdings
      9.000%, 10/15/03                   500           449
   Jl French Auto Casting, Ser B
     11.500%, 06/01/09                 1,000           980
   JPS Automotive Products
     11.125%, 06/15/01                   100           101
   LDM Technologies
     10.750%, 01/15/07                   500           399
   MMI Products
     11.250%, 04/15/07                 1,000         1,010
   Omega Cabinets
     10.500%, 06/15/07                 1,000           996
   Pillowtex
     10.000%, 11/15/06                   500           179
   Polymer Group, Ser B
      9.000%, 07/01/07                   600           528

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)



HIGH YIELD BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Tekni-Plex
     11.250%, 04/01/07                $  800        $  820
   William Carter (A)
     10.375%, 12/01/06                   750           659
                                                  --------
                                                    11,750
                                                  --------
PAPER & PAPER PRODUCTS -- 2.6%
   American Tissue
     12.500%, 07/15/06                 1,100         1,117
   Berry Plastics
     11.000%, 07/15/07                 1,300         1,300
     12.500%, 06/15/06                   533           492
   Buckeye Cellulose
      9.250%, 09/15/08                   500           503
   Container
      9.750%, 04/01/03                   550           562
   Crown Paper (C)
     11.000%, 09/01/05                 1,500           431
   Doman Industries Ltd.
     12.000%, 07/01/04                 1,250         1,269
   Drypers
     10.250%, 06/15/07                 1,450         1,142
   Four M
     12.000%, 06/01/06                 1,000           983
   Gaylord Container
      9.750%, 06/15/07                   600           555
   Gaylord Container (A)
      9.375%, 06/15/07                   850           767
   Mail-Well, Ser B
      8.750%, 12/15/08                   800           698
   Norampac
      9.500%, 02/01/08                   775           767
   Playtex Products
      8.875%, 07/15/04                   400           393
   Portola Packaging
     10.750%, 10/01/05                   200           188
   Repap Enterprises (A)
      6.000%, 06/30/05                   800           408
   Repap New Brunswick
     10.625%, 04/15/05                 1,800         1,611
   Republic Group (A)
      9.500%, 07/15/08                   700           635
   Riverwood International
     10.875%, 04/01/08                 1,000           933
   SD Warren
     14.000%, 12/15/06                   927         1,029
   Specialty Paperboard
      9.375%, 10/15/06                   500           473
   Stone Container (A)
     11.500%, 08/15/06                   400           423
                                                  --------
                                                    16,679
                                                  --------
PETROLEUM & FUEL PRODUCTS -- 3.9%
   Abraxas Petroleum
     11.500%, 11/01/04                $  875           768
   Bellwether Exploration
     10.875%, 04/01/07                 1,200         1,083
   Canadian Forest Oil Ltd.
      8.750%, 09/15/07                   800           736
   Clark R&M
      8.875%, 11/15/07                   500           306
   Cliffs Drilling
     10.250%, 05/15/03                   400           399
   Comstock Resources
     11.250%, 05/01/07                 2,000         1,993
   Contour Energy
     14.000%, 04/15/03                 1,206         1,170
   Costilla Energy (C)
     10.250%, 10/01/06                 1,000           178
   Crown Central Petroleum
     10.875%, 02/01/05                 1,200           912
   Denbury Management
      9.000%, 03/01/08                 1,800         1,602
   Energy of America
      9.500%, 05/15/07                   500           354
   Fronteir Oil
     11.750%, 11/15/09                   800           756
   Frontier Oil (A)
      9.125%, 02/15/06                   800           690
   Gothic Production
     11.125%, 05/01/05                   700           584
   Great Lakes Carbon
     10.250%, 05/15/08                   500           469
   Gulf Canada Resources
      8.375%, 11/15/05                   500           489
   Gulf Canada Resources Ltd.
      9.625%, 07/01/05                   500           505
   HS Resources
      9.250%, 11/15/06                   500           481
   HS Resources (A)
      9.250%, 11/15/06                   500           481
   Key Energy Services
     14.000%, 01/15/09                 1,150         1,258
   Lyondell Chemical
      9.875%, 05/01/07                 1,400         1,330
   Nuevo Energy
      9.500%, 06/01/08                   400           387
   Ocean Energy
      8.875%, 07/15/07                   400           385
   Parker Drilling, Ser D
      9.750%, 11/15/06                 1,200         1,158
   Pogo Producing
      8.750%, 05/15/07                   850           788
   Pride International
     10.000%, 06/01/09                   500           491

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Pride Petroleum Services
      9.375%, 05/01/07               $   750      $    722
   R&B Falcon (A)
      6.950%, 04/15/08                 1,000           833
   Ram Energy
     11.500%, 02/15/08                   500           249
   Southwest Royalties, Ser B
     10.500%, 10/15/04                   500           289
   Swift Energy
     10.250%, 08/01/09                 1,750         1,702
   Ultapetrol
     10.500%, 04/01/08                   800           677
   Wiser Oil
      9.500%, 05/15/07                   600           488
                                                  --------
                                                    24,713
                                                  --------
PRINTING & PUBLISHING -- 4.1%
   American Lawyer Media
      9.750%, 12/15/07                 1,150         1,080
   American Lawyer Media
     Holding (B)
     13.660%, 12/15/08                 1,000           656
   American Media Operation
     10.250%, 05/01/09                   900           880
   Completel Europe (B)
     16.360%, 02/15/09                 1,800           844
   Garden State Newspapers
      8.625%, 07/01/11                 1,000           881
   Hollinger International Publishing
      9.250%, 03/15/07                 1,000           948
   Hyperion Telecommunication (B)
     11.190%, 04/15/03                 1,900         1,736
   Jordan Industries
     10.375%, 08/01/07                 1,950         1,857
   Liberty Group Operating
      9.375%, 02/01/08                   650           571
   Liberty Group Publishings (B)
     25.910%, 02/01/09                   500           249
   McLeod USA
      8.125%, 02/15/09                   500           443
      8.375%, 03/15/08                   500           449
      9.250%, 07/15/07                   500           475
   McLeod USA (B)
     11.070%, 03/01/07                 2,000         1,593
   MDC Communications (A)
     10.500%, 12/01/06                 1,000           984
   Merrill
     12.000%, 05/01/09                   625           609
   Muzak Finance LLC
      9.875%, 03/15/09                 1,000           950
   Perry-Judd
     10.625%, 12/15/07                   500           395
   Phoenix Color
     10.375%, 02/01/09                   750           684
   Price Communication Wireless
     11.750%, 07/15/07                   250           268
   Regional Independent Media
     Group (A)
     10.500%, 07/01/08                 1,000           976
   Susquehanna Media
      8.500%, 05/15/09                 1,250         1,191
   T/SF Communications, Ser B
     10.375%, 11/01/07                   500           469
   Time Warner (A)
      9.750%, 07/15/08                 1,250         1,238
      9.750%, 06/01/07                   600           500
   Tritel PCS (B)
     11.680%, 05/15/09                 3,200         1,976
   TV Guide
      8.125%, 03/01/09                 1,000           990
   Viasystems
      9.750%, 06/01/07                 1,100           916
   World Color Press
      7.750%, 02/15/09                 1,500         1,416
                                                  --------
                                                    25,724
                                                  --------
PROFESSIONAL SERVICES -- 0.2%
   Haynes International
     11.625%, 09/01/04                   500           271
   URS
     12.250%, 05/01/09                   900           927
                                                  --------
                                                     1,198
                                                  --------
REAL ESTATE -- 0.1%
   D.R. Horton (A)
      8.000%, 02/01/09                   500           418
                                                  --------
RETAIL -- 6.2%
   Advance Stores (A)
     10.250%, 04/15/08                 2,350         1,874
   AFC Enterprises
     10.250%, 05/15/07                 2,850         2,800
   Ainsworth Lumber
     12.500%, 07/15/07                 1,500         1,626
   American Restaurant Group
     11.500%, 02/15/03                   700           499
   Ameriking
     10.750%, 12/01/06                   600           527
   AP Holdings (B)
     25.150%, 03/15/08                 1,700           380
   B&G Foods
      9.625%, 08/01/07                   500           401
   Carrols
      9.500%, 12/01/08                 1,000           848
   Climachem, Ser B
     10.750%, 12/01/07                 1,000           173

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

HIGH YIELD BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Finlay Enterprises
      9.000%, 05/01/08                $  200        $  180
   Fisher Scientific International
      9.000%, 02/01/08                 1,000           910
   Fleming
     10.500%, 12/01/04                   670           616
   Friendly Ice Cream
     10.500%, 12/01/07                   700           480
   Group 1 Automotive
     10.875%, 03/01/09                 1,000           943
   HMV Media Group (A)
     10.250%, 05/15/08                 1,000           773
   Home Interior & Gifts
     10.125%, 06/01/08                 1,500         1,204
   Host Marriott
      7.875%, 08/01/05                   550           488
      7.875%, 08/01/08                   800           673
      8.375%, 02/15/06                   500           459
   Jitney-Jungle Stores (C)
     10.375%, 09/15/07                   450             7
   Jo-Ann Stores
     10.375%, 05/01/07                   600           528
   K-Mart
      7.750%, 10/01/12                   850           768
   K-Mart (A)
      8.540%, 01/02/15                   733           717
   Leslie's Poolmart
     10.375%, 07/15/04                   800           558
   Marsh Supermarket
      8.875%, 08/01/07                   500           469
   Maxim Group, Ser B
      9.250%, 10/15/07                   296           236
   Metallurg
     11.000%, 12/01/07                   800           654
   Ne Restaurant (A)
     10.750%, 07/15/08                   600           515
   Nebraska Book
      8.750%, 02/15/08                 1,000           808
   Northpoint Communications
     Group (A)
     12.875%, 02/15/10                   800           710
   Owens & Minor
     10.875%, 06/01/06                   500           511
   Pantry
     10.250%, 10/15/07                 1,000           883
   Perkins Family Restaurant/
     Finance, Ser B
     10.125%, 12/15/07                 1,000           975
   Port Royal Holdings
     10.250%, 10/01/07                 1,000         1,024
   Printpack, Ser B
     10.625%, 08/15/06                   800           766
   RH Donnelly (A)
      9.125%, 06/01/08                   800           784
   Roma (A)
     12.000%, 07/01/06                   750           602
   Sbarro (A)
     11.000%, 09/15/09                 2,000         2,000
   Simmons
     10.250%, 03/15/09                 1,500         1,253
   Sleepmaster
     11.000%, 05/15/09                 1,250         1,200
   Sonic Automotive
     11.000%, 08/01/08                 2,000         1,885
   Stater Brother Holdings
     10.750%, 08/15/06                 1,000           990
   Travelcenters of America
     10.250%, 04/01/07                   750           718
   US Office Products (A)
      9.750%, 06/15/08                   750           270
   Wesco Distribution, Ser B
      9.125%, 06/01/08                 1,750         1,514
   Wheeling-Pittsburgh
      9.250%, 11/15/07                   900           830
   Zilog, Ser B
      9.500%, 03/01/05                 1,200         1,098
                                                  --------
                                                    39,127
                                                  --------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.2%
   Amkor Technologies
     10.500%, 05/01/09                 4,500         4,376
   Amphenol
      9.875%, 05/15/07                   300           307
   Fairchild Semiconductor
     10.375%, 10/01/07                 2,800         2,758
                                                  --------
                                                     7,441
                                                  --------
SPECIAL PURPOSE ACQUISITION -- 0.4%
   Advance Holding (B)
     17.240%, 04/15/09                 1,500           703
   DTI Holdings (B)
     18.740%, 03/01/08                 1,500           733
   P&L Coal Holdings (A)
      8.875%, 05/15/08                   250           227
   P&L Coal Holdings, Ser A
      9.625%, 05/15/08                 1,250         1,122
                                                  --------
                                                     2,785
                                                  --------
SPECIAL PURPOSE ENTITY -- 0.4%
   Airplanes Pass Through Trust
     10.875%, 03/15/19                   989           849
   Caithness Coso Fund, Ser B
      9.050%, 12/15/09                 1,000           955
   Russell-Stanley Holdings
     10.875%, 02/15/09                   750           645
                                                  --------
                                                     2,449
                                                  --------

------------------------------------------------------------------------





------------------------------------------------------------------------
                                      FACE           MARKET
DESCRIPTION                       AMOUNT (000)     VALUE (000)
------------------------------------------------------------------------
SPECIALTY CONSTRUCTION -- 0.1%
   AAF-Mcquay (A)
      8.875%, 02/15/03                $  835        $  708
                                                  --------
STEEL & STEEL WORKS -- 2.1%
   AEI Resources (A)
     11.500%, 12/15/06                   500            59
   Algoma Steel
     12.375%, 07/15/05                 1,000           970
   Anchor Lamina
      9.875%, 02/01/08                 1,000           746
   Bayou Steel
      9.500%, 05/15/08                   500           451
   Commonwealth Aluminum
     10.750%, 10/01/06                   500           496
   Euramax International PLC
     11.250%, 10/01/06                 1,500         1,491
   Golden Northwest
     12.000%, 12/15/06                   700           730
   GS Technologies
     12.000%, 09/01/04                 1,100           591
   Gulf States Steel (C)
     13.500%, 04/15/03                 1,000           130
   Ivaco
     11.500%, 09/15/05                   500           535
   Kaiser Aluminum & Chemical
      9.875%, 02/15/02                   700           654
   Kaiser Aluminum & Chemical,
     Ser B
     10.875%, 10/15/06                   600           581
   Maxxam Group Holdings, Ser B
     12.000%, 08/01/03                   400           369
   National Steel
      9.875%, 03/01/09                   800           782
   Neenah
     11.125%, 05/01/07                   500           445
   Northwestern Steel & Wire
      9.500%, 06/15/01                 1,000           418
   Oxford Automotive
     10.125%, 06/15/07                 1,200         1,116
   Renco Metals
     11.500%, 07/01/03                   500           256
   Republic Technology (A)
     13.750%, 07/15/09                   750           174
   Sheffield Steel, Ser B
     11.500%, 12/01/05                   500           416
   WCI Steel
     10.000%, 12/01/04                 1,000           978
   Weirton Steel
     11.375%, 07/01/04                   250           257
   Wells Aluminum
     10.125%, 06/01/05                   500           539
                                                  --------
                                                    13,184
                                                  --------
TELEPHONES & TELECOMMUNICATIONS -- 21.3%
   Airgate PCS (B)
      9.687%, 10/01/09                 1,400         1,050
     12.920%, 10/01/09                 1,000           548
   Alamosa PCS Holdings (B)
     13.530%, 02/15/10                 4,500         2,177
   Allbritton Communications
      9.750%, 11/30/07                   800           781
   AMSC Acquisition, Ser B
     12.250%, 04/01/08                   900           709
   Call-Net Enterprises
      9.375%, 05/15/09                 1,050           806
   Call-Net Enterprises (A) (B)
     15.470%, 08/15/08                   600           281
   Call-Net Enterprises (B)
     13.200%, 05/15/09                   500           229
     14.320%, 08/15/07                 1,000           569
   Caprock Communications
     11.500%, 05/01/09                 1,000           965
   Carrier One
     13.250%, 02/15/09                 1,000         1,038
   Centennial Cellular
     10.750%, 12/15/08                 1,000           990
   Clearnet Communications (B)
     11.720%, 12/15/05                 1,800         1,802
     12.165%, 05/01/09                 3,500         1,999
   Colo.com (A)
     13.875%, 03/15/10                 2,250         2,273
   Colt Telecommunications
     Group (B)
      9.640%, 12/15/06                   600           528
   Concentric Network
     12.750%, 12/15/07                   550           573
   Covad Communications
     Group (A)
     12.000%, 02/15/10                 2,500         2,244
   Dobson/Sygnet Communications
     12.250%, 12/15/08                 1,000         1,048
   Dolphin Telecommunications
     PLC (B)
     17.910%, 05/15/09                 2,550           944
     18.790%, 06/01/08                   600           260
   E.spire Communications
     13.750%, 07/15/07                   500           324
   E.spire Communications (B)
     18.010%, 07/01/08                   500           174
     18.270%, 04/01/06                   500           326
     19.290%, 11/01/05                 1,800           988
   Energis PLC
      9.750%, 06/15/09                   650           655
   Equinix
     13.000%, 12/01/07                   800           816

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

HIGH YIELD BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                      FACE          MARKET
DESCRIPTION                        AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Esprit Telecommunications
     Group PLC
     11.500%, 12/15/07              $    500       $   459
   Flag Ltd.
      8.250%, 01/30/08                   750           658
   Flag Telecommunications Ltd. (A)
     11.625%, 03/30/10                 2,500         2,369
   Focal Communications (B)
     12.380%, 02/15/08                 1,550         1,019
   Galaxy Telecommunications (A)
     12.375%, 10/01/05                 1,400         1,467
   GCI
      9.750%, 08/01/07                 1,250         1,159
   Global Crossing Holdings
     Ltd. (A)
      9.125%, 11/15/06                 4,000         3,800
      9.625%, 05/15/08                 1,510         1,461
   Global Telesystems Group
      9.875%, 02/15/05                 1,250         1,041
   Globalstar LP/Capital
     11.250%, 06/15/04                   900           322
     11.375%, 02/15/04                   400           143
     11.500%, 06/01/05                   250            87
   Golden Sky (B)
     10.090%, 03/01/07                 1,000           669
   GST USA Guarantee (B)
     24.960%, 12/15/05                 1,760           878
   GT Group Telecommunications (B)
     12.300%, 02/01/10                 5,500         3,080
   Hermes Europe Railtel BV
     10.375%, 01/15/09                 1,000           888
     11.500%, 08/15/07                   750           707
   Hyperion Telecommunications
     12.250%, 09/01/04                   500           519
   ICG Holdings (A) (B)
     13.800%, 03/15/07                   900           636
   ICG Services (B)
     13.800%, 02/15/08                 1,250           680
   Insight Midwest (A)
      9.750%, 10/01/09                   850           846
   Intelcomm Group (B)
     13.510%, 09/15/05                   650           615
     14.040%, 05/01/06                   400           325
   Intermedia Communications (B)
     10.900%, 05/15/06                   900           852
     11.240%, 07/15/07                   750           578
   International Cabletel (B)
     10.430%, 02/01/06                 1,200         1,127
     11.970%, 04/15/05                   400           409
   International Wire Group
     11.750%, 06/01/05                 1,250         1,266
     11.750%, 06/01/05                 1,250         1,266
   ITC Deltacom
      8.875%, 03/01/08                   455           433
      9.750%, 11/15/08                   250           246
     11.000%, 06/01/07                   422           429
   KMC Telecommunications
     Holdings (B)
     15.540%, 02/15/08                 1,250           670
   Kpnqwest BV
      8.125%, 06/01/09                 1,000           956
   L-3 Communications (A)
      8.000%, 08/01/08                   750           653
   Leap Wireless
     12.500%, 04/15/10                 3,500         3,570
   Level 3 Communications
      9.125%, 05/01/08                 1,600         1,572
   Level 3 Communications (A)
     11.000%, 03/15/08                 7,000         6,685
   Level 3 Communications (B)
     12.820%, 12/01/08                   500           274
   Mannesmann AG
      9.000%, 06/01/09                   750           774
   Mastec
      7.750%, 02/01/08                   700           648
   Metricom Finance
     13.000%, 02/15/10                 1,000           788
   Metromedia Fiber
     10.000%, 11/15/08                 1,000           950
   Metromedia Fiber Network
     10.000%, 12/15/09                   600           572
   Metromedia International
     Group, Ser B (A)
     10.500%, 09/30/07                 1,322           621
   Metronet Communications
     12.000%, 08/15/07                   500           569
   Metronet Communications (B)
      9.460%, 06/15/08                 1,400         1,104
   MGC Communications, Ser B
     13.000%, 10/01/04                 2,250         2,334
   Microcell
     Telecommunications (A) (B)
     11.090%, 06/01/06                 1,000           889
   Nextel Communications (B)
     10.950%, 09/15/07                 1,250           911
     11.170%, 02/15/08                 1,400           964
   Nextel Partners (B)
     12.530%, 02/01/09                 2,000         1,275
   Nextlink Communications
     10.750%, 11/15/08                 4,500         4,331
     12.500%, 04/15/06                   800           850
   Nextlink Communications (A)
     10.500%, 12/01/09                   500           479
   Nextlink Communications (B)
     12.600%, 04/15/08                   800           487

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   NTL Communications
     11.500%, 10/01/08               $   600      $    615
   Orbital Imaging
     11.625%, 03/01/05                   950           568
   Orion Network Systems
     11.250%, 01/15/07                   800           558
   Pac-West Telecommunications
     13.500%, 02/01/09                 1,100         1,128
   Pagemart Nationwide
     15.000%, 02/01/05                   750           787
   Powertel
     11.125%, 06/01/07                   500           516
   Powertel (B)
     11.960%, 02/01/06                   500           453
   Primus Telecommunications Group
     11.250%, 01/15/09                 1,500         1,384
     11.750%, 08/01/04                   600           578
   Protection One Alarm Protection (A)
      8.125%, 01/15/09                   350           195
   Psinet
     10.000%, 02/15/05                   950           895
     11.000%, 08/01/09                 3,500         3,395
     11.500%, 11/01/08                   350           346
   PTC International Finance II (A)
     11.250%, 12/01/09                 1,000         1,016
   Qwest Communications
     10.875%, 04/01/07                   325           356
   Qwest Communications (B)
      9.170%, 10/15/07                 1,050           844
   RCN
     10.000%, 10/15/07                 1,750         1,566
     10.125%, 01/15/10                 3,750         3,366
   RCN (B)
     13.260%, 02/15/08                 1,300           765
     13.710%, 10/15/07                   750           481
   Rogers Cantel
      9.375%, 06/01/08                   500           528
   RSL Communications PLC
      9.125%, 03/01/08                   500           404
      9.875%, 11/15/09                 1,000           823
     12.000%, 11/01/08                   750           713
   Rural Cellular
      9.625%, 05/15/08                   500           498
   Sitel (A)
      9.250%, 03/15/06                   500           458
   Sprint Spectrum
     11.000%, 08/15/06                 1,040         1,121
   Startec Global Communications
     12.000%, 05/15/08                   500           419
   Sun Media
      9.500%, 05/15/07                   325           312
   Telecorp PCS (B)
     11.370%, 04/15/09                 3,600         2,219
   Teligent
     11.500%, 12/01/07                 1,000           903
   Triton PCS (B)
     11.160%, 05/01/08                   600           405
   US Unwired (A) (B)
     13.290%, 11/01/09                   750           401
   Versatel Telecommunications
     11.875%, 07/15/09                 1,000           980
   Viatel
     11.500%, 03/15/09                   686           629
   Viatel (B)
     14.940%, 04/15/08                 1,500           821
   Voicestream Wire (A)
     10.375%, 11/15/09                 3,300         3,275
   Voicestream Wire (A) (B)
     11.220%, 11/15/09                 1,250           748
   Weblink Wireless (B)
     16.370%, 02/01/08                 1,500           855
   Western Wireless
     10.500%, 06/01/06                   400           419
     10.500%, 02/01/07                   300           314
   WHX
     10.500%, 04/15/05                   750           696
   Williams Communications
     10.875%, 10/01/09                 3,700         3,645
   Winstar Communications
     10.000%, 03/15/08                   500           494
   Winstar Communications (B)
      8.850%, 10/15/05                 1,250         1,278
   World Access, Ser B
     13.250%, 01/15/08                   800           694
   Worldwide Fiber
     12.000%, 08/01/09                   500           473
     12.500%, 12/15/05                   750           741
                                                  --------
                                                   133,535
                                                  --------
TRANSPORTATION SERVICES -- 0.5%
   Allied Holdings, Ser B
      8.625%, 10/01/07                   850           746
   Atlantic Express
     10.750%, 02/01/04                   500           471
   Offshore Logistics
      7.875%, 01/15/08                   600           564
   Werner Holdings
     10.000%, 11/15/07                 1,400         1,313
                                                  --------
                                                     3,094
                                                  --------
Total Corporate Obligations
   (Cost $637,298)                                 568,889
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000



HIGH YIELD BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                       AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED OBLIGATION -- 0.1%
   Constellation Finance
     LLC, Ser 1997-1
      9.800%, 12/14/02               $   500      $    460
                                                  --------
Total Asset-Backed Obligation
   (Cost $500)                                         460
                                                  --------
PREFERRED/CONVERTIBLE STOCKS -- 1.1%
   Adelphia Business Solution,
     Ser B PIK*                            9             9
   Adelphia Communications,
     Ser B, Exchange 13.000%*          2,500           269
   Ameriking PIK*                  2,933,500           587
   Benedek Communications PIK*       500,000           395
   Diva Systems, Ser C*               41,615           749
   E.Spire Communications
     PIK* (A)                            546           137
   GPA Group, PLC* (A)             1,000,000           525
   Granite LTD*                          100            10
   Interact Electriconic Marketing,
     Convertible $14.00*                 700           179
   Intermedia Communication,
     Convertible $30.235* (A)         20,000           840
   Intermedia Communication,
     Ser B PIK*                          360           344
   International Utility PIK*            140            12
   Metretek Technologies*                300           685
   Nextel Communications,
     Ser D PIK*                          681           725
   Nextel Communications,
     Ser E PIK*                        3,770           360
   Nextlink Communications PIK*        7,551           385
   Pegasus Communications PIK*         2,500           311
   Pegasus Communications,
     Ser A PIK*                          990           103
   Peninsula Gaming*                   7,042            42
   Primedia, Ser D,
     Exchange 10.000%*                 4,000           374
                                                  --------
Total Preferred/Convertible Stocks
   (Cost $5,626)                                     7,041
                                                  --------
U.S. GOVERNMENT AGENCY OBLIGATION -- 0.7%
   FHLB
      5.200%, 04/03/00               $ 4,599         4,597
                                                  --------
Total U.S. Government Agency Obligation
   (Cost $4,598)                                     4,597
                                                  --------
WARRANTS -- 0.4%
   Abraxas Petroleum Limited
     Contigent Value Rights*          74,523            --
   American Communication
     Services*                         1,320            40
   American Mobile* (A)                  900            10
   Ampex* (A)                         34,000            30
   Australis* (A)                        500            --
   Carrier1* (A)                       1,000           750
   Classic Cable*                      3,000            50
   Clearnet*                           1,334            --
   Crown Packaging*                  100,848            --
   Diva System*                        1,125           585
   Diva Systems* (D)                   8,271           149
   DTI Holdings* (A)                   6,250            --
   E.spire Communications*               500            42
   Golden Ocean Group*                   688             1
   HF Holdings*                        3,156            --
   Intelcom Group*                       700            --
   Inter Act Electronic*                 700            --
   Key Energy Services*                1,150           104
   KMC Telecommunications
     Holdings*                         1,250             3
   McCaw International*                1,400            22
   Mentus Media*                       2,365            --
   Metretek Technologies*             30,000           246
   Metricom*                           1,000            35
   Metronet* (A) (D)                     500             4
   Microcell Telecommunications* (A)   2,400           180
   Nextlink Communications*            5,000            --
   Orbital Imaging* (A)                  950            19
   PLD Telekom*                          830            --
   Republic Technolgy*                   750            --
   Startec Global*                       500             9
   USN Communication*                 11,540            12
   Waste Systems International*        8,250            --
   Wireless One*                          20            --
   Worldwide Flight*                     800            --
                                                  --------
Total Warrants
   (Cost $830)                                       2,291
                                                  --------
56

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 1.3%
   Abraxas Petroleum (Nev)*           74,523        $  168
   Advanced Radio Telecom*            10,117           335
   Coinstar*                           4,545            57
   Completel Holdings* (A)            18,000            --
   Concentric Network*                 6,974           384
   Globalstar Telecommunications
     Ltd.*                             3,303            46
   Globix*                            19,712           752
   ICG Communications*                 1,155            42
   Intermedia Communication*           2,956           143
   Jazz Casino P*                     10,237           409
   Jordan Telecommunications Cp*         500            18
   Loral Space & Communication*          454             5
   Metretek Technologies*             60,000           713
   Optel* (A)                            300            --
   Price Communications* (C)          89,949         2,069
   Primus Telecommunications Group*    1,047            54
   SF Holdings Class C
     Common Stock* (A)                   200            --
   Verio*                             28,168         1,269
   Viatel*                             2,863           144
   Weatherford International*         23,691         1,396
   World Access*                       2,514            48
                                                  --------
Total Common Stocks
   (Cost $4,934)                                     8,052
                                                  --------
COMMERICAL PAPER -- 3.5%
   General Electric Capital
      5.740%, 04/03/00               $22,570        22,570
                                                  --------
Total Commercial Paper
   (Cost $22,563)                                   22,570
                                                  --------
RIGHT -- 0.1%
   Primestar*                          8,827           689
                                                  --------
Total Right
   (Cost $0)                                           689
                                                  --------
Total Investments -- 97.3%
   (Cost $676,349)                                 614,589
                                                  --------
Other Assets and Liabilities, Net -- 2.7%           16,841
                                                  --------
--------------------------------------------------------------------------------
DESCRIPTION                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
  authorization -- no par value) based
  on 65,610,418 outstanding shares
   of beneficial interest                         $701,499
Distribution in excess of net investment
   income                                               (5)
Accumulated net realized loss on investments        (8,304)
Net unrealized depreciation on investments         (61,760)
                                                  --------
Total Net Assets -- 100.0%                        $631,430
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                        $9.62
                                                  ========
*NON-INCOME PRODUCING SECURITY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM,
    EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF
    1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM
    OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED
    TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF DIRECTORS.
(B) STEP BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD ON MARCH 31, 2000. THE COUPON ON A STEP BOND CHANGES
    ON A SPECIFIC DATE.
(C) IN DEFAULT ON INTEREST PAYMENTS.
(D) RESTRICTED SECURITY, NOT REEADILY MARKETABLE (SEE NOTE 2).
FHLB -- FEDERAL HOME LOAN BANK
LLC -- LIMITED LIABILITY COMPANY
LTD. --- LIMITED
PIK -- PAYMENT-IN-KIND
PLC -- PUBLIC LIMITED COMPANY
SER -- SERIES
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                            [This page intentionally left blank]

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)


                                                                  CORE FIXED
                                                                    INCOME
                                                              ------------------
ASSETS:
   Investments at value
     (Cost $2,840,819)                                                $2,805,669
   Cash                                                                   11,801
   Income receivable                                                      32,589
   Investment securities sold                                            146,795
   Capital shares sold receivable                                          3,104
   Other receivables                                                         991
   Other assets                                                              294
                                                              ------------------
   Total Assets                                                        3,001,243
                                                              ------------------

LIABILITIES:
   Distribution payable                                                   14,430
   Investment securities purchased                                       278,043
   Capital shares redeemed payable                                         4,046
   Accrued expenses payable                                                1,108
   Other payables                                                            898
   Other liabilities                                                      21,185
                                                              ------------------
   Total Liabilities                                                     319,710
                                                              ------------------
   Total Net Assets                                                   $2,681,533
                                                              ==================

NET ASSETS:
   Fund Shares of Class A
     (unlimited authorization -- no par value) based on
     269,300,931 outstanding shares of beneficial interest             2,766,504
   Distributions in excess of net investment income                        (653)
   Accumulated net realized loss on investments                         (48,746)
   Net unrealized depreciation on futures                                  (422)
   Net unrealized depreciation on investments                           (35,150)
                                                              ------------------
   TOTAL NET ASSETS-- 100.0%                                          $2,681,533
                                                              ==================
   NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE-- CLASS A                                 $   9.96
                                                             ==================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS(000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2000 (UNAUDITED)



                                        ----------  ----------  -----------   ------------  ------------
                                         LARGE CAP   LARGE CAP  TAX-MANAGED    SMALL CAP     SMALL CAP
                                           VALUE      GROWTH     LARGE CAP       VALUE         GROWTH
                                        ----------  ----------  -----------   ------------  ------------
INVESTMENT INCOME:
   Dividends                            $  31,108   $    6,208    $   7,627       $  5,690      $    514
   Interest Income                          3,213        3,495        1,870          1,025         1,672
                                        ----------  ----------  -----------   ------------  ------------
   Total Investment Income                 34,321        9,703        9,497          6,715         2,186
                                        ----------  ----------  -----------   ------------  ------------
EXPENSES:
   Management Fees                          4,915        5,890        1,816          1,060         2,298
   Waiver of Management Fees                   --           --           --             --            --
   Investment Advisory Fees                 4,915        6,732        2,075          1,969         4,268
   Waiver of Investment Advisory Fees        (230)        (935)        (330)           (91)         (127)
   Custodian/Wire Agent Fees                  118          142          137             33            31
   Transfer Agent Fees (1)                     --           --           --             --             3
   Professional Fees                           31           47           42             11            10
   Registration Fees                          224          147           88             63            38
   Printing Fees                               --           --           34             --            --
   Trustee Fees                                 7           12           13              3             3
   Shareholder Servicing Fees               3,516        4,214        1,299            758         1,640
   Waiver of Shareholder Servicing Fees    (1,578)      (1,947)        (794)          (479)         (943)
   Distribution Fees (1)                       --           --           --             --             5
   Other Expenses                              19            3           29              4             1
                                        ----------  ----------  -----------   ------------  ------------
   Total Expenses                          11,937       14,305        4,409          3,331         7,227
                                        ----------  ----------  -----------   ------------  ------------
NET INVESTMENT INCOME (LOSS)               22,384       (4,602)       5,088          3,384        (5,041)
                                        ----------  ----------  -----------   ------------  ------------
   NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                 16,850      230,832      (16,133)        (2,788)      346,088
   Net Realized Gain (Loss) from
     Futures Contracts                      2,132        2,714        7,150          3,808         4,439
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments                        16,089      829,569      136,416         15,355       307,589
                                        ----------  ----------  -----------   ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $57,455   $1,058,513     $132,521        $19,759      $653,075
                                        =========   ==========  ===========   ============      ========

   (1) FEES ARE INCURRED AT THE CLASS D LEVEL ONLY.
   AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS(000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2000 (UNAUDITED)



                                        ----------  ------------   ----------  ------------     ------------      -----------
                                                       CAPITAL       EQUITY                      CORE FIXED        HIGH YIELD
                                          MID-CAP   APPRECIATION     INCOME      BALANCED          INCOME             BOND
                                        ----------  ------------   ----------  ------------     ------------      -----------
INVESTMENT INCOME:
   Dividends                                $  246        $  266      $   688        $  151          $    --         $     70
   Interest Income                              11           189          176           652           83,351           30,589
                                        ----------  ------------   ----------  ------------     ------------      -----------
   Total Investment Income                     257           455          864           803           83,351           30,659
                                        ----------  ------------   ----------  ------------     ------------      -----------
EXPENSES:
   Management Fees                              62           118          108            89            3,490            1,022
   Waiver of Management Fees                    --            --           --            --               --              (21)
   Investment Advisory Fees                     72           135          105           102            3,427            1,424
   Waiver of Investment Advisory Fees           --           (20)          --           (13)            (112)            (137)
   Custodian/Wire Agent Fees                     3             6            7             3               99               29
   Transfer Agent Fees (1)                      --            --           --            --               --               --
   Professional Fees                             1             1           --             1               20                8
   Registration Fees                             5            --           --             1              155               47
   Printing Fees                                --            --           --            --               --                4
   Trustee Fees                                 --            --           --            --                6                1
   Shareholder Servicing Fees                   45            85           77            64            3,120              731
   Waiver of Shareholder Servicing Fees        (10)          (41)         (35)          (57)          (2,755)            (642)
   Distribution Fees (1)                        --            --           --            --               --               --
   Other Expenses                                1            --           --             1               28               16
                                        ----------  ------------   ----------  ------------     ------------      -----------
   Total Expenses                              179           284          262           191            7,478            2,482
                                        ----------  ------------   ----------  ------------     ------------      -----------
NET INVESTMENT INCOME (LOSS)                    78           171          602           612           75,873           28,177
                                        ----------  ------------   ----------  ------------     ------------      -----------
   NET REALIZED AND UNREALIZED GAIN

   (LOSS) ON INVESTMENTS:

   Net Realized Gain (Loss) from

     Security Transactions                   1,018        10,489        4,977         1,919          (13,332)          (6,602)
   Net Realized Gain (Loss) from
     Futures Contracts                          --           468          159            --             (612)              --
   Net Change in Unrealized
     Appreciation (Depreciation)

     on Investments                          6,636          (801)      (3,673)        1,544            1,125          (23,466)
                                        ----------  ------------   ----------  ------------     ------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS

   FROM OPERATIONS                        $ 7,732        $10,327      $ 2,065        $4,075         $ 63,054         $ (1,891)
                                        ==========  ============   ==========  ============     ============      ===========



   (1) FEES ARE INCURRED AT THE CLASS D LEVEL ONLY.
   AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

STATEMENTS OF CHANGES IN NET ASSETS(000)

--------------------------------------------------------------------------------

SEI INSTITUTIONAL MANAGED TRUST -- FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2000 (UNAUDITED) AND FOR THE YEAR ENDED SEPTEMBER 30, 1999.

                               -------------------  --------------------  ------------------  ----------------- -------------------
                                    LARGE CAP            LARGE CAP            TAX-MANAGED         SMALL CAP         SMALL CAP
                                      VALUE               GROWTH               LARGE CAP            VALUE             GROWTH
                               -------------------  --------------------  ------------------  ----------------- -------------------
                                  2000      1999       2000       1999       2000      1999     2000      1999       2000      1999
                               --------- ---------  ---------- ---------  --------- --------  -------- -------- ---------  --------
OPERATIONS:
  Net Investment Income (Loss) $  22,384 $  26,119  $   (4,602) $ (5,019) $   5,088 $  2,994  $  3,384 $  1,916 $  (5,041) $ (5,259)
  Net Realized Gain (Loss) from
    Investment Transactions
    and Futures Contracts         18,982   127,964     233,546   110,967     (8,983)   5,325     1,020   (1,485)  350,527   110,401
  Net Change in Unrealized
    Appreciation (Depreciation)
    of Investments and futures
    contracts                     16,089    68,454     829,569   427,980    136,416   46,250    15,355   17,865   307,589   205,116
                               --------- ---------  ---------- ---------  --------- --------  -------- -------- ---------  --------
  Net ncrease (Decrease) in
    Net Assets from Operations    57,455   222,537   1,058,513   533,928    132,521   54,569    19,759   18,296   653,075   310,258
                               --------- ---------  ---------- ---------  --------- --------  -------- -------- ---------  --------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income:
    Class A                      (17,294)  (23,551)         --      (263)    (3,264)  (2,277)   (2,469)  (1,735)       --        --
    Class D                           --        --          --        --         --       --        --       --        --        --
  Net Capital Gains:
    Class A                     (117,434)  (86,387)    (93,508)  (20,249)    (1,970)      --        --   (5,679)  (80,819)   (2,521)
    Class D                           --        --          --        --         --       --        --       --      (213)       (8)
                               --------- ---------  ---------- ---------  --------- --------  -------- -------- ---------  --------
    Total Distributions         (134,728) (109,938)    (93,508)  (20,512)    (5,234)  (2,277)   (2,469)  (7,414)  (81,032)   (2,529)
                               --------- ---------  ---------- ---------  --------- --------  -------- -------- ---------  --------
CAPITAL SHARE TRANSACTIONS:
  Class A:
   Proceeds from Shares Issued 1,173,814 1,360,331   1,110,789 1,380,695    806,243  571,869   234,687  337,780   523,485   542,770
   Reinvestment of Cash
     Distributions               123,838    97,218      85,578    18,036      4,894    2,229     2,133    6,101    67,664     1,996
   Cost of Shares Redeemed      (384,069) (528,511)   (605,838) (664,539)   (94,174) (86,351) (105,143)(212,648) (569,380) (456,962)
                               --------- ---------  ---------- ---------  --------- --------  -------- -------- ---------  --------
    Increase (Decrease) in Net
      Assets Derived from
      Class A Transactions       913,583   929,038     590,529   734,192    716,963  487,747   131,677  131,233    21,769    87,804
                               --------- ---------  ---------- ---------  --------- --------  -------- -------- ---------  --------
   Class D:
     Proceeds from Shares Issued      --        --          --        --         --       --        --       --     1,084       162
     Reinvestment of Cash
       Distributions                  --        --          --        --         --       --        --       --       210         8
     Cost of Shares Redeemed          --        --          --        --         --       --        --       --      (493)     (609)
                               --------- ---------  ---------- ---------  --------- --------  -------- -------- ---------  --------
     Increase (Decrease) in
       Net Assets Derived from
       Class D Transactions           --        --          --        --         --       --        --       --       801      (439)
                               --------- ---------  ---------- ---------  --------- --------  -------- -------- ---------  --------
     Increase (Decrease) in
       Net Assets Derived
       from Capital Share
       Transactions              913,583   929,038     590,529   734,192    716,963  487,747   131,677  131,233    22,570    87,365
                               --------- ---------  ---------- ---------  --------- --------  -------- -------- ---------  --------
     Net Increase (Decrease)
       in Net Assets             836,310 1,041,637   1,555,534 1,247,608    844,250  540,039   148,967  142,115   594,613   395,094
                               --------- ---------  ---------- ---------  --------- --------  -------- -------- ---------  --------
NET ASSETS:
Beginning of Period            2,452,540 1,410,903   2,626,807 1,379,199    710,136  170,097   572,125  430,010   933,438   538,344
                               --------- ---------  ---------- ---------  --------- --------  -------- -------- ---------  --------
End of Period                 $3,288,850$2,452,540  $4,182,341$2,626,807 $1,544,386 $710,136  $721,092 $572,125$1,528,051  $933,438
                              ========== =========  ========== =========  ========= ========  ======== ======== =========  ========
SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                65,037    69,200      33,103    49,658     60,710   45,189    17,198   23,701    17,926    29,984
     Shares Issued in Lieu of
       Cash Distributions          6,619     5,273       2,673       858        365      188       156      424     2,709       128
     Shares Redeemed             (21,326)  (26,707)    (18,074)  (24,235)    (7,088)  (6,943)   (7,691) (14,896)  (18,995)  (25,232)
                               --------- ---------  ---------- ---------  --------- --------  -------- -------- ---------  --------
     Total Class A Transactions   50,330    47,766      17,702    26,281     53,987   38,434     9,663    9,229     1,640     4,880
                               --------- ---------  ---------- ---------  --------- --------  -------- -------- ---------  --------
   Class D:
     Shares Issued                    --        --          --        --         --       --        --       --        35         9
     Shares Issued in Lieu of
       Cash Distributions             --        --          --        --         --       --        --       --         9         1
     Shares Redeemed                  --        --          --        --         --       --        --       --       (16)      (38)
                               --------- ---------  ---------- ---------  --------- --------  -------- -------- ---------  --------
     Total Class D Transactions       --        --          --        --         --       --        --       --        28       (28)
                               --------- ---------  ---------- ---------  --------- --------  -------- -------- ---------  --------
Increase (Decrease) in Share
   Transactions                   50,330    47,766      17,702    26,281     53,987   38,434     9,663    9,229     1,668     4,852
                              ========== =========  ========== =========  ========= ========  ======== ======== =========  ========

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                -----------------   -------------------    ------------------  -------------------
                                                           CAPITAL              EQUITY
                                     MID-CAP            APPRECIATION            INCOME               BALANCED
                                -----------------   -------------------    ------------------  -------------------
                                   2000     1999       2000        1999       2000      1999       2000      1999

                                 -------  --------   ---------  ---------   --------  --------  ---------  --------
OPERATIONS:
  Net Investment Income (Loss)   $    78  $    153   $     171  $     560   $    602  $  1,730  $     612  $  1,424
  Net Realized Gain (Loss) from
    Investment Transactions
    and Futures Contracts          1,018     2,913      10,957     18,764      5,136    27,864      1,919     4,743 )
  Net Change in Unrealized
    Appreciation (Depreciation)
    of Investments and futures
    contracts                      6,636     2,720        (801)     7,939     (3,673)  (11,164)     1,544     3,412 )
                                 -------  --------   ---------  ---------   --------  --------  ---------  --------
  Net Increase (Decrease) in
    Net Assets from Operations     7,732     5,786      10,327     27,263      2,065    18,430      4,075     9,579
                                 -------  --------   ---------  ---------   --------  --------  ---------  --------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income:
    Class A                          (83)     (175)       (206)      (775)      (772)   (1,872)      (648)   (1,553))
    Class D                           --        --          --        --         --        --         --        --
  Net Capital Gains:
    Class A                       (3,369)   (2,535)    (20,458)   (30,075)   (25,817)  (29,773)    (4,888)   (7,596))
    Class D                           --        --          --         --         --        --         --        --
                                 -------  --------   ---------  ---------   --------  --------  ---------  --------
    Total Distributions           (3,452)   (2,710)    (20,664)   (30,850)   (26,589)  (31,645)    (5,536)   (9,149))
                                 -------  --------   ---------  ---------   --------  --------  ---------  --------
CAPITAL SHARE TRANSACTIONS:
  Class A:                         8,135    11,842      16,381     32,245     23,892   28,403       5,311    15,963
   Proceeds from Shares Issued
   Reinvestment of Cash            2,541     2,081      13,373     23,588     14,178   14,288       4,597     7,799
     Distributions                10,216)  (17,164)    (49,789)   (86,390)   (48,619) (65,217)    (18,506)  (25,961))
   Cost of Shares Redeemed       -------  --------   ---------  ---------   --------  --------  ---------  --------

    Increase (Decrease) in Net
      Assets Derived from            460    (3,241)    (20,035)   (30,557)   (10,549) (22,526)     (8,598)   (2,199)
      Class A Transactions       -------  --------   ---------  ---------   --------  --------  ---------  --------

   Class D:
     Proceeds from Shares Issue       --        --          --         --         --        --         --        --
     Reinvestment of Cash
       Distributions                  --        --          --         --         --        --         --        --
     Cost of Shares Redeemed          --        --          --         --         --        --         --        --
                                 -------  --------   ---------  ---------   --------  --------  ---------  --------
     Increase (Decrease) in
       Net Assets Derived from
       Class D Transactions           --        --          --         --         --        --         --        --
                                 -------  --------   ---------  ---------   --------  --------  ---------  --------
     Increase (Decrease) in
       Net Assets Derived
       from Capital Share
       Transactions                  460    (3,241)    (20,035)   (30,557)   (10,549)  (22,526)    (8,598)   (2,199)
                                 -------  --------   ---------  ---------   --------  --------  ---------  --------
     Net Increase (Decrease)
       in Net Assets               4,740      (165)    (30,372)   (34,144)   (35,073)  (35,741)   (10,059)   (1,769)
                                 -------  --------   ---------  ---------   --------  --------  ---------  --------
NET ASSETS:
Beginning of Period               34,995    35,160      84,597    118,741     80,835   116,576     54,487    56,256
                                 -------  --------   ---------  ---------   --------  --------  ---------  --------
End of Period                    $39,735   $34,995    $ 54,225   $ 84,597   $ 45,762  $ 80,835    $44,428   $54,487
                                 =======  ========   =========  =========   ========  ========  =========  ========
SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                   518       755       1,383      2,359      2,097    2,112         447     1,482
     Shares Issued in Lieu of
       Cash Distributions            172       140       1,244      1,898      1,543    1,153         390       629
     Shares Redeemed                (659)   (1,102)     (4,381)    (6,336)    (5,010)  (4,822)     (1,565)   (2,018))
                                 -------  --------   ---------  ---------   --------  --------  ---------  --------
     Total Class A Transactions       31      (207)     (1,754)    (2,079)    (1,370)  (1,557)       (728)       93
                                 -------  --------   ---------  ---------   --------  --------  ---------  --------
   Class D:
     Shares Issued                    --        --          --         --         --        --         --        --
     Shares Issued in Lieu of
       Cash Distributions             --        --          --         --         --        --         --        --
     Shares Redeemed                  --        --          --         --         --        --         --        --
                                 -------  --------   ---------  ---------   --------  --------  ---------  --------
     Total Class D Transactions       --        --          --         --         --        --         --        --
                                 -------  --------   ---------  ---------   --------  --------  ---------  --------
Increase (Decrease) in Share          31      (207)     (1,754)    (2,079)    (1,370)  (1,557)       (728)       93
    Transactions                 =======  ========   =========  =========   ========  ========  =========  ========


-------------------------------------------------------------------------------

                                ------------------------   --------------------
                                       CORE FIXED              HIGH YIELD
                                         INCOME                   BOND
                                ------------------------   --------------------
                                    2000          1999        2000       1999

                                 -----------   ----------  ---------  ---------
OPERATIONS:
  Net Investment Income (Loss)   $    75,873   $  103,984  $  28,177  $  39,761
  Net Realized Gain (Loss) from
    Investment Transactions
    and Futures Contracts            (13,944)     (32,847)    (6,602)    (1,682)
  Net Change in Unrealized
    Appreciation (Depreciation)
    of Investments and futures
    contracts                          1,125      (89,226)   (23,466)   (26,407)
                                 -----------   ----------  ---------  ---------
  Net Increase (Decrease) in
    Net Assets from Operations        63,054      (18,089)    (1,891)    11,672
                                 -----------   ----------  ---------  ---------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income:
    Class A                          (76,751)    (103,767)   (28,177)   (39,761)
    Class D                               --           --         --         --
  Net Capital Gains:
    Class A                               --      (32,584)        --     (1,963)
    Class D                               --           --         --         --
                                 -----------   ----------  ---------  ---------
    Total Distributions              (76,751)    (136,351)   (28,177)   (41,724)
                                 -----------   ----------  ---------  ---------
CAPITAL SHARE TRANSACTIONS:
  Class A:                           730,383    1,496,575    210,492    277,641
   Proceeds from Shares Issued
   Reinvestment of Cash               68,744      117,984     27,186     40,166
     Distributions                  (452,350)    (576,951)   (83,398)   (95,474)
   Cost of Shares Redeemed       -----------   ----------  ---------  ---------

    Increase (Decrease) in Net
      Assets Derived from            346,777    1,037,608    154,280    222,333
      Class A Transactions       -----------   ----------  ---------  ---------

   Class D:
     Proceeds from Shares Issue           --           --         --         --
     Reinvestment of Cash
       Distributions                      --           --         --         --
     Cost of Shares Redeemed              --           --         --         --
                                 -----------   ----------  ---------  ---------
     Increase (Decrease) in
       Net Assets Derived from
       Class D Transactions               --           --         --         --
                                 -----------   ----------  ---------  ---------
     Increase (Decrease) in
       Net Assets Derived
       from Capital Share
       Transactions                  346,777    1,037,608    154,280    222,333
                                 -----------   ----------  ---------  ---------
     Net Increase (Decrease)
       in Net Assets                 330,080      883,168    124,212    192,281
                                 -----------   ----------  ---------  ---------
NET ASSETS:
Beginning of Period                2,348,453    1,465,285    507,218    314,937
                                 -----------   ----------  ---------  ---------
End of Period                     $2,681,533   $2,348,453   $631,430   $507,218
                                 ===========   ==========  =========  =========
SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                    73,962      144,349     21,069     26,304
     Shares Issued in Lieu of
       Cash Distributions              6,949       11,370      2,741      3,807
     Shares Redeemed                 (45,852)     (55,637)    (8,385)    (9,051)
                                 -----------   ----------  ---------  ---------
     Total Class A Transactions       35,059      100,082     15,425     21,060
                                 -----------   ----------  ---------  ---------
   Class D:
     Shares Issued                        --           --         --         --
     Shares Issued in Lieu of
       Cash Distributions                 --           --         --         --
     Shares Redeemed                      --           --         --         --
                                 -----------   ----------  ---------  ---------
     Total Class D Transactions           --           --         --         --
                                 -----------   ----------  ---------  ---------
Increase (Decrease) in Share          35,059      100,082     15,425     21,060
    Transactions                 ===========   ==========  =========  =========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2000 (UNAUDITED) AND FOR THE YEARS ENDED SEPTEMBER 30.

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR



                                     NET REALIZED
                                     AND                        DISTRIBUTIONS
            NET ASSET    NET         UNREALIZED     DIVIDENDS   FROM                                               RATIO OF
            VALUE,       INVESTMENT  GAINS/         FROM NET    REALIZED       NET ASSET              NET ASSETS   EXPENSES
            BEGINNING    INCOME      (LOSSES)       INVESTMENT  CAPITAL        VALUE, END  TOTAL      END OF       TO AVERAGE
            OF PERIOD    (LOSS)      ON SECURITIES  INCOME      GAINS          OF PERIOD   RETURN     PERIOD(000)  NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
---------------------
LARGE CAP VALUE FUND
---------------------
  CLASS A
  2000**     $18.97      $ 0.13         $ 0.17       $(0.12)     $(0.84)       $18.31       1.50%     $3,288,850   0.85%
  1999        17.31        0.24           2.67        (0.24)      (1.01)        18.97       17.13      2,452,540   0.85
  1998        19.37        0.25          (0.42)       (0.26)      (1.63)        17.31       (1.40)     1,410,903   0.85
  1997        14.78        0.28           5.77        (0.29)      (1.17)        19.37       44.12        866,826   0.85
  1996        13.00        0.32           2.01        (0.26)      (0.29)        14.78       18.33        515,011   0.83
  1995        10.71        0.33           2.44        (0.33)      (0.15)        13.00       26.83        331,692   0.76
---------------------
LARGE CAP GROWTH FUND
---------------------
  CLASS A
  2000**     $28.58      $ (0.03)       $10.58       $   --      $(0.98)       $38.15       37.55%    $4,182,341   0.85%
  1999        21.01        (0.05)         7.92           --       (0.30)        28.58       37.74      2,626,807   0.85
  1998        20.40         0.03          1.62        (0.04)      (1.00)        21.01        8.35      1,379,199   0.85
  1997        15.03         0.03          6.33        (0.05)      (0.94)        20.40       44.35        800,479   0.85
  1996        12.75         0.07          2.51        (0.08)      (0.22)        15.03       20.59        482,079   0.82
  1995(1)     10.00         0.11          2.72        (0.08)         --         12.75       37.90        297,377   0.85

--------------------------
TAX-MANAGED LARGE CAP FUND
--------------------------
  CLASS A
  2000**     $12.65      $ 0.06         $ 1.49       $(0.05)     $(0.03)       $14.12       12.29%    $1,544,386   0.85%
  1999         9.61        0.08           3.04        (0.08)         --         12.65       32.60        710,136   0.85
  1998(2)     10.00        0.04          (0.42)       (0.01)         --          9.61       (3.82)       170,097   0.85
---------------------
SMALL CAP VALUE FUND
---------------------
  CLASS A
  2000**     $14.06      $ 0.07         $ 0.25       $(0.06)    $   --         $14.32       2.35%     $  721,092   1.10%
  1999        13.67        0.05           0.57        (0.05)     (0.18)         14.06       4.47         572,125   1.10
  1998        17.85        0.05          (2.22)       (0.04)     (1.97)         13.67       (13.68)      430,010   1.10
  1997        13.17        0.05           5.74        (0.05)     (1.06)         17.85       47.16        323,337   1.11
  1996        12.19        0.02           1.27        (0.01)     (0.30)         13.17       10.86        163,177   1.11
  1995(3)     10.00        0.03           2.19        (0.03)        --          12.19       29.38        102,975   1.10
---------------------
SMALL CAP GROWTH FUND
---------------------
  CLASS A
  2000**     $21.12      $(0.10)        $14.11       $   --     $(1.82)        $33.31       69.20%    $1,523,348   1.10%
  1999        13.68       (0.12)          7.62           --     ( 0.06)         21.12       55.00        931,024   1.10
  1998        19.32       (0.08)         (4.92)          --      (0.64)         13.68       (26.53)      536,393   1.10
  1997        20.51        0.02           2.64           --      (3.85)         19.32       17.23        561,414   1.10
  1996        19.88       (0.08)          4.37           --      (3.66)         20.51       26.56        380,525   1.10
  1995        14.04       (0.14)          5.98           --         --          19.88       41.65        310,238   1.10
  CLASS D
  2000**     $20.63      $(0.03)        $13.65       $   --     $(1.82)        $32.43       68.93%*   $    4,703   1.41%
  1999        13.40       (0.26)          7.55           --      (0.06)         20.63       54.58*         2,414   1.42
  1998        18.99       (0.14)         (4.81)          --      (0.64)         13.40      (26.74)*        1,951   1.46
  1997        20.29       (0.11)          2.66           --      (3.85)         18.99       16.80*         2,202   1.46
  1996        19.78       (0.07)          4.24           --      (3.66)         20.29       26.01*         1,826   1.49
  1995        13.99       (0.09)          5.88           --         --          19.78       41.44*           786   1.50




                                                     RATIO OF NET
                            RATIO OF NET RATIO OF    INVESTMENT
                            INVESTMENT   EXPENSES    INCOME (LOSS)
                            INCOME TO    AVERAGETO   AVERAGE
                            (LOSS) NET   ASSETSNET   ASSETS           PORTFOLIO
                            TO AVERAGE   (EXCLUDING  (EXCLUDING       TURNOVER
                            NET ASSETS   WAIVERS)    WAIVERS)         RATE
--------------------------------------------------------------------------------
---------------------
LARGE CAP VALUE FUND
---------------------
  CLASS A
  2000**                    1.60%        0.98%        1.47%           25%
  1999                      1.26         0.85         1.26            49
  1998                      1.42         0.85         1.42            79
  1997                      1.74         0.85         1.74            67
  1996                      2.31         0.83         2.31            75
  1995                      2.92         0.82         2.86            99
---------------------
LARGE CAP GROWTH FUND
---------------------
  CLASS A
  2000**                    (0.27)%      1.02%        (0.44)%         35%
  1999                      (0.24)       0.90         (0.29)          45
  1998                      0.11         0.90         0.06            80
  1997                      0.22         0.90         0.17            73
  1996                      0.50         0.87         0.45            90
  1995(1)                   1.15         0.89         1.11            44

--------------------------
TAX-MANAGED LARGE CAP FUND
--------------------------
  CLASS A
  2000**                    0.98%        1.07%        0.76%            8%
  1999                      0.71         0.90         0.66            21
  1998(2)                   1.18         0.90         1.13            12
---------------------
SMALL CAP VALUE FUND
---------------------
  CLASS A
  2000**                    1.12%        1.29%        0.93%          59%
  1999                      0.38         1.10         0.38          130
  1998                      0.34         1.10         0.34           77
  1997                      0.37         1.11         0.37           98
  1996                      0.15         1.11         0.15          121
  1995(3)                   0.26         1.12         0.24           64
---------------------
SMALL CAP GROWTH FUND
---------------------
  CLASS A
  2000**                    (0.77)%      1.26%        (0.93)%        91%
  1999                      (0.72)       1.10         (0.72)        141
  1998                      (0.56)       1.10         (0.56)        128
  1997                      (0.60)       1.10         (0.60)        107
  1996                      (0.63)       1.11         (0.64)        167
  1995                      (0.60)       1.13         (0.63)        113
  CLASS D
  2000**                    (1.08)%      1.43%        (1.10)%        91%
  1999                      (1.04)       1.47         (1.09)        141
  1998                      (0.92)       1.46         (0.92)        128
  1997                      (0.95)       1.46         (0.95)        107
  1996                      (1.02)       1.49         (1.02)        167
  1995                      (1.03)       1.55         (1.08)        113




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



                                     NET REALIZED
                                     AND                        DISTRIBUTIONS
            NET ASSET    NET         UNREALIZED     DIVIDENDS   FROM                                               RATIO OF
            VALUE,       INVESTMENT  GAINS/         FROM NET    REALIZED       NET ASSET              NET ASSETS   EXPENSES
            BEGINNING    INCOME      (LOSSES)       INVESTMENT  CAPITAL        VALUE, END  TOTAL      END OF       TO AVERAGE
            OF PERIOD    (LOSS)      ON SECURITIES  INCOME      GAINS          OF PERIOD   RETURN     PERIOD(000)  NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
---------------------
MID-CAP FUND
---------------------
  CLASS A

  2000**    $15.19       $ 0.04      $ 3.36         $(0.04)     $(1.53)        $17.02      23.93%     $  39,735    1.00%
  1999       14.00         0.07        2.21          (0.07)      (1.02)         15.19      16.53         34,995    1.00
  1998       19.56         0.13       (2.67)         (0.15)      (2.87)         14.00      (15.41)       35,160    1.00
  1997       14.96         0.13        5.86          (0.14)      (1.25)         19.56      43.13         35,047    0.93
  1996       13.04         0.18        1.89          (0.15)         --          14.96      16.03         24,954    0.77
  1995       10.89         0.01        2.14             --          --          13.04      19.78         27,898    0.94
-------------------------
CAPITAL APPRECIATION FUND
-------------------------
  CLASS A
  2000**    $13.23       $ 0.03      $ 1.88         $(0.03)     $(3.43)        $11.68      16.81%     $  54,225    0.84%
  1999       14.01         0.07        2.92          (0.09)      (3.68)         13.23      23.13         84,597    0.84
  1998       18.20         0.16        0.92          (0.16)      (5.11)         14.01       7.08        118,741    0.84
  1997       18.14         0.21        4.65          (0.22)      (4.58)         18.20      34.02        164,238    0.84
  1996       16.70         0.20        3.18          (0.17)      (1.77)         18.14      22.14        236,581    0.84
  1995       15.18         0.22        2.42          (0.23)      (0.89)         16.70      19.03        310,693    0.84
------------------
EQUITY INCOME FUND
------------------
  CLASS A
  2000**    $12.59       $ 0.11      $ 0.26        $(0.13)      $(3.77)        $ 9.06       2.78%     $   45,762   0.85%
  1999       14.61         0.24        1.87         (0.24)       (3.89)         12.59      15.35          80,835   0.85
  1998       18.02         0.41       (0.09)        (0.38)       (3.35)         14.61       1.51         116,576   0.85
  1997       16.40         0.39        4.33         (0.42)       (2.68)         18.02      33.46         173,766   0.85
  1996       16.07         0.49        2.20         (0.41)       (1.95)         16.40      18.17         202,823   0.83
  1995       14.06         0.55        2.48         (0.55)       (0.47)         16.07      23.00         250,609   0.82
-------------
BALANCED FUND
-------------
  CLASS A
  2000**    $12.49       $ 0.16      $ 0.91        $(0.15)      $(1.19)        $12.22       9.01%        $44,428   0.75%
  1999       13.17         0.31        1.10         (0.34)       (1.75)         12.49      11.22          54,487   0.75
  1998       14.06         0.41        0.80         (0.40)       (1.70)         13.17       9.49          56,256   0.75
  1997       13.94         0.41        2.27         (0.42)       (2.14)         14.06      22.38          51,195   0.75
  1996       12.76         0.42        1.44         (0.34)       (0.34)         13.94      15.01          57,915   0.75
  1995       11.52         0.34        1.34         (0.34)       (0.10)         12.76      15.05          70,464   0.75


-------------------------------------------------------------------------------


                                            RATIO OF NET
                  RATIO OF NET  RATIO OF    INVESTMENT
                  INVESTMENT    EXPENSES    INCOME (LOSS)
                  INCOME TO     AVERAGETO   AVERAGE
                  (LOSS) NET    ASSETSNET   ASSETS           PORTFOLIO
                  TO AVERAGE    (EXCLUDING  (EXCLUDING       TURNOVER
                  NET ASSETS    WAIVERS)    WAIVERS)         RATE
--------------------------------------------------------------------
---------------------
MID-CAP FUND
---------------------
  CLASS A
    2000**        0.43%         1.05%       0.38%             70%
    1999          0.40          1.00        0.40             139
    1998          0.93          1.00        0.93             106
    1997          0.79          0.94        0.78              92
    1996          1.28          0.88        1.17             101
    1995          0.04          1.09       (0.11)            108
-------------------------
CAPITAL APPRECIATION FUND
-------------------------
  CLASS A
    2000**        0.51%         0.97%       0.38%             62%
    1999          0.47          0.91        0.41             147
    1998          1.03          0.89        0.98             238
    1997          1.20          0.89        1.15             178
    1996          1.20          0.86        1.18             153
    1995          1.39          0.89        1.34             107
------------------
EQUITY INCOME FUND
------------------
  CLASS A
    2000**        1.95%         0.92%       1.88%             59%
    1999          1.66          0.91        1.60              75
    1998          1.85          0.90        1.80              66
    1997          2.38          0.90        2.33              40
    1996          3.00          0.86        2.97              43
    1995          3.72          0.88        3.66              47
-------------
BALANCED FUND
-------------
  CLASS A
    2000**        2.42%         1.03%       2.14%             79%
    1999          2.39          0.75        2.39             188
    1998          2.90          0.80        2.85             183
    1997          3.15          0.81        3.09             197
    1996          2.98          0.84        2.89             143
    1995          2.92          0.90        2.77             159


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2000 (UNAUDITED) AND FOR THE YEARS ENDED SEPTEMBER 30.

FOR A SHARE OUTSTANDING HROUGHOUT THE YEAR



                                     NET REALIZED
                                     AND                        DISTRIBUTIONS
            NET ASSET    NET         UNREALIZED     DIVIDENDS   FROM                                               RATIO OF
            VALUE,       INVESTMENT  GAINS/         FROM NET    REALIZED       NET ASSET              NET ASSETS   EXPENSES
            BEGINNING    INCOME      (LOSSES)       INVESTMENT  CAPITAL        VALUE, END  TOTAL      END OF       TO AVERAGE
            OF PERIOD    (LOSS)      ON SECURITIES  INCOME      GAINS          OF PERIOD   RETURN     PERIOD(000)  NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
----------------------
CORE FIXED INCOME FUND
----------------------
  CLASS A
  2000**    $10.03       $ 0.30      $(0.07)        $(0.30)     $--            $ 9.96       2.39%     $2,681,533     0.60%
  1999       10.92         0.56       (0.66)         (0.56)      (0.23)         10.03      (0.96)      2,348,453     0.60
  1998       10.40         0.61        0.54          (0.61)      (0.02)         10.92      11.42       1,465,285     0.60
  1997       10.23         0.63        0.33          (0.63)      (0.16)         10.40       9.80       1,063,335     0.60
  1996       10.46         0.64       (0.18)         (0.69)      --             10.23       4.51         655,300     0.57
  1995        9.65         0.65        0.82          (0.66)      --             10.46      15.87         419,959     0.55

----------------------
HIGH YIELD BOND FUND
----------------------
  CLASS A

  2000**    $10.11       $ 0.48      $(0.49)        $(0.48)     $--            $ 9.62      (0.14)%    $ 631,430      0.85%
  1999       10.81         1.02       (0.64)         (1.02)      (0.06)         10.11       3.51        507,218      0.85
  1998       11.66         1.04       (0.75)         (1.04)      (0.10)         10.81       2.25        314,937      0.85
  1997       11.14         1.04        0.57          (1.04)      (0.05)         11.66      15.30        236,457      0.86
  1996       10.64         0.94        0.62          (1.03)      (0.03)         11.14      15.46        107,545      0.87
  1995(4)    10.00         0.67        0.55          (0.58)      --             10.64      17.72         23,724      0.67


--------------------------------------------------------------------------------

[Table Continued]


                                                   RATIO OF NET
                         RATIO OF NET  RATIO OF    INVESTMENT
                         INVESTMENT    EXPENSES    INCOME (LOSS)
                         INCOME TO     AVERAGETO   AVERAGE
                         (LOSS) NET    ASSETSNET   ASSETS           PORTFOLIO
                         TO AVERAGE    (EXCLUDING  (EXCLUDING       TURNOVER
                         NET ASSETS    WAIVERS)    WAIVERS)         RATE
-----------------------------------------------------------------------------
---------------------
CORE FIXED INCOME FUND
----------------------
  CLASS A
  2000**                     6.10%     0.83%        5.87%           160%
  1999                       5.47      0.60         5.47            334
  1998                       5.77      0.60         5.77            344
  1997                       6.17      0.61         6.16            216
  1996                       6.24      0.64         6.17            311
  1995                       6.60      0.68         6.47            294

-------------------------
HIGH YIELD BOND FUND

-------------------------

  CLASS A

  2000**                     9.66%     1.13%        9.38%            19%
  1999                       9.62      0.89         9.58             17
  1998                       8.94      0.89         8.90             56
  1997                       9.33      0.91         9.28             68
  1996                       9.01      0.94         8.94             55
  1995(4)                   10.02      0.86         9.83             56



  * SALES LOAD IS NOT REFLECTED IN TOTAL RETURN.

 ** FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2000. ALL RATIOS EXCEPT TOTAL
    RETURN AND PORTFOLIO TURNOVER FOR THAT PERIOD HAVE BEEN ANNUALIZED.

(1) LARGE CAP GROWTH SHARES WERE OFFERED BEGINNING DECEMBER 20, 1994. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.

(2) TAX MANAGED LARGE CAP CLASS A SHARES WERE OFFERED BEGINNING MARCH 4, 1998. ALL RATIOS HAVE BEEN ANNUALIZED. (3) SMALL CAP VALUE SHARES WERE OFFERED BEGINNING DECEMBER 20, 1994. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.

(4) HIGH YIELD BOND SHARES WERE OFFERED BEGINNING JANUARY 11, 1995. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.

    AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)




1.    ORGANIZATION

     SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with eleven diversified Funds (the "Funds"): Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income, and High Yield Bond. The Trust is registered to offer Class A shares of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income, and High Yield Bond Funds and Class D shares of the Small Cap Growth Fund. The Funds' prospectus provides a description of each Funds' investment objective, policies, and strategies.

2.    SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Trust. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.

     SECURITY VALUATION--Investments in equity securities which are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.

     FEDERAL INCOME TAXES--It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

     NET ASSET VALUE PER SHARE--Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.

     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     COMPENSATING BALANCES--Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with First Union, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with First Union on the following day.

     DISCOUNT AND PREMIUM AMORTIZATION--Amortization and accretion is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the unds on the basis of relative net assets.

     CLASSES--Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)


     FUTURES CONTRACTS--The Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Capital Appreciation and Equity Income Funds utilized S&P 500 Index futures contracts, the Small Cap Value Fund utilized S&P 500 Index and Russell 2000 futures contracts, the Small Cap Growth Fund utilized Russell 2000 futures contracts and the Core Fixed Income Fund utilized five and ten year note futures contracts during the period ended March 31, 2000. The Funds' investment in S&P 500 Index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.

     The following Funds had futures contracts open as of March 31, 2000:

                                                                                                             UNREALIZED
                                TYPE OF           NUMBER OF           CONTRACT                              APPRECIATION
FUND                           CONTRACT           CONTRACTS            VALUE            EXPIRATION         (DEPRECIATION)
---------------------     -------------------    ---------           --------           ----------        ---------------
Large Cap Value           S&P 500 Index            252               $92,433             06/16/00             $5,319
Large Cap Growth          S&P 500 Index             65                48,868             06/16/00              2,131
Tax Managed Large Cap     S&P 500 Index             69                22,730             06/16/00                563

Small Cap Value           Russell 2000              36                11,998             06/17/00               (386)
                          S&P 500 Index             26                11,744             06/16/00                600
                                                                                                          ---------------
                                                                                                                 214

Small Cap Growth          Russell 2000              74                15,815             06/17/00               (748)
Capital Appreciation      S&P 500 Index              6                 2,273             06/16/00                199
Equity Income             S&P 500 Index              6                 2,273             06/16/00                199

Core Fixed Income         U.S. Five year Note      (18)               (1,773)            06/30/00                (27)
                          U.S. Ten year Note       (30)               (2,928)            03/31/10               (112)
                          U.S. Ten year Note        30                 2,928             03/20/10                 81
                          U.S. Ten year Note      (160)              (15,693)            06/30/10               (364)
                                                                                                          ---------------
                                                                                                                (422)

     OPTION SELLING/PURCHASING -- Each Fund may invest in financial options contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing pur

--------------------------------------------------------------------------------



chase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

     TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may enter into purchase commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     STRUCTURED NOTES AND INDEXED NOTES--The Core Fixed Income Fund may invest in structured notes and indexed notes whose values are linked either directly or inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices or instruments to which they refer, but any loss is limited to the amount of the original investment.

     RESTRICTED SECURITIES--Certain of the Fund's investments are restricted as to resale. The table below shows the number of shares held, the acquisition date, cost, market value as of March 31, 2000, value per share of such securities and percentage of net assets which the securities comprise:

                               NUMBER      ACQUISITION
                             OF SHARES         DATE           COST
                             ----------    -----------   --------------
CORE FIXED INCOME FUND
Enterprise Mortgage
   Acceptance Series 1991-A  60,550,634    03/31/1999      4,157,649
FFCA Secured Lending
   Series 1997-1             21,323,604    03/17/1999        986,217
FFCA Secured Lending
   Series 1999-1A            24,310,044    04/22/1999      1,847,751

                             MARKET VALUE  VALUE PER     PERCENTAGE OF
                             AT 03/31/00     SHARE         NET ASSETS
                             ------------  ----------    --------------
CORE FIXED INCOME FUND
Enterprise Mortgage
   Acceptance Series 1991-A  3,874,294       0.06             0.14
FFCA Secured Lending
   Series 1997-1               866,271       0.04             0.03
FFCA Secured Lending
   Series 1999-1A            1,794,765       0.07             0.07

                              NUMBER        ACQUISITION
                             OF SHARES         DATE           COST
                             -----------    -----------   --------------
HIGH YIELD BOND FUND
Diva Systems                     8,271      02/02/1999       $   --
Metronet                           500      02/11/1998        9,657

                             MARKET VALUE    VALUE PER     PERCENTAGE OF
                             AT 03/31/00       SHARE         NET ASSETS

                             -----------    -----------   --------------
HIGH YIELD BOND FUND
Diva Systems                 $148,878         18.000          0.02
Metronet                        4,188          8.375          0.00

     DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.

     The Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, and Small Cap Growth Funds utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

     OTHER--Security transactions are recorded on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

     The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

3.    MANAGEMENT, INVESTMENT ADVISORY, AND DISTRIBUTION AGREEMENTS

     The Trust and SEI Investments Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated January 22, 1987. Under this Agreement, the Manager provides management, administrative, and shareholder servicing for an annual fee of .35% of the average daily net assets of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, and High Yield Bond Funds; and .28% of the average daily net assets of the Core Fixed Income Fund. The Manager has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.

     SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% of the Large Cap Value Fund's average daily net assets, at an annual rate of .40% of the Large Cap Growth, Tax Managed Large Cap, Mid-Cap, Capital Appreciation, Equity Income and Balanced Funds' average daily net assets, at an annual rate of .65% of the Small Cap Value and Small Cap Growth Funds' average daily net assets, at an annual rate of .275% of the Core Fixed Income Fund's average daily net assets and .4875% of the High Yield Bond Fund's average daily net assets. The adviser has voluntarily agreed to waive a portion of its fee in an amount equal to .05% of the average daily net assets of the Large Cap Growth, Tax Managed Large Cap, Capital Appreciation, Equity Income, and Balanced Funds.

     Mellon Equity Associates, LLP, LSV Asset Management L.P. and Sanford C. Bernstein & Co., Inc. each serve as an investment sub-adviser to a portion of the assets of the Large Cap Value Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated December 16, 1994, March 31, 1995 and December 15, 1997, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

     Alliance Capital Management L.P., Provident Investment Counsel, Inc., and TCW Investment Management Company each serve as an investment sub-adviser to a portion of the assets of the Large Cap Growth Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated December 16, 1994, May 1, 1996 and September 18, 1998, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

     Alliance Capital Management L.P., Mellon Equity Associates, LLP, Sanford C. Bernstein & Co. and Provident Investment Council each serve as an investment sub-adviser to a portion of the assets of the Tax-Managed Large Cap Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated February 23, 1998, with the exception of Provident Investment Council, which started March 22, 2000. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

     Boston Partners Asset Management, L.P., LSV Asset Management L.P., Mellon Equity Associates, LLP, Artisan Partners Limited Partnership and Security Capital Global Capital Management Group Inc. each serve as an investment sub-adviser to a portion of the assets of the Small Cap Value Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated November 1, 1995, December 9, 1996, September 10, 1998, March 26, 1999, and September 14, 1999, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

     Nicholas-Applegate Capital Management,
Wall Street Associates, RS Investment Management, LP, Sawgrass Asset Management, LLC and Mazama Capital Management, LLC each serve as an investment sub-adviser to a portion of the assets of the Small Cap Growth Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated August 11, 1995, August 11, 1995, March 24, 1998, April 4, 1999 and December 13, 1999,
respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

--------------------------------------------------------------------------------

     Martingale Asset Management, L.P. serves as investment sub-adviser to the Mid-Cap Fund and is party to an investment sub-advisory agreement with the Trust and SIMC dated August 14, 1995. Under the investment sub-advisory agreement, Martingale Asset Management, L.P. receives an annual fee, paid by SIMC.

     HighMark Capital Management, Inc. serves as investment sub-adviser to the Equity Income Fund and is party to an investment sub-advisory agreement with the Trust and SIMC dated April 1, 1996. Under the investment sub-advisory agreement, HighMark Capital Management receives an annual fee, paid by SIMC.

     STI Capital Management, N.A. ("STI") serves as investment sub-adviser to the Capital Appreciation and Balanced Funds and is party to an investment sub-advisory agreement with the Trust and SIMC dated July 10, 1995. Under the investment sub-advisory agreement, STI receives an annual fee for each Fund, paid by SIMC.

     Western Asset Management Company, BlackRock Financial Management, Inc., and Robert W. Baird & Co., Inc. each serve as an investment sub-adviser to a portion of the assets of the Core Fixed Income Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated March 20, 2000, January 2, 1996, and March 20, 2000, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

     Credit Suisse Asset Management, LLC/Americas and Nomura Corporate Research and Asset Management each serve as an investment sub-adviser to the High Yield Bond Fund and are parties to an investment sub-advisory agreement with the Trust and SIMC dated August 11, 1995, and September 22, 1999, respectively. Under the investment sub-advisory agreement, Credit Suisse Asset Management LLC/Americas receives an annual fee, paid by SIMC.

     SEI Investments Distribution Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as each Fund's distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A shares (the "Class A Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to Class A shares will be paid to the Distributor.

     The Trust has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .30% of the average daily net assets attributable to the Class D shares will be paid to the Distributor. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

     The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

4.    TRANSACTIONS WITH AFFILIATES

     Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

     Each of the Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Aggregate commissions paid by the Trust for repurchase agreements placed during the period ended March 31, 2000, were $294,289.

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 2000 (UNAUDITED)

5.    INVESTMENT TRANSACTIONS

     The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments during the period ended

 March 31, 2000, were as follows:

                                            PURCHASES
                                           ------------
                           U.S. GOV'T.         OTHER             TOTAL
                              (000)            (000)             (000)
                          ------------     ------------      ------------
Large Cap Value           $         --     $1,449,979        $1,449,979
Large Cap Growth                    --      1,683,893         1,683,893
Tax-Managed Large Cap               --        798,644           798,644
Small Cap Value                     --        464,619           464,619
Small Cap Growth                    --      1,122,099         1,122,099
Mid-Cap                             --         25,026            25,026
Capital Appreciation                --         37,666            37,666
Equity Income                       --         33,301            33,301
Balanced                         9,207         29,374            38,581
Core Fixed Income            3,674,716        307,335         3,982,051
High Yield Bond                     --        240,604           240,604


                                               SALES
                                           ------------
                           U.S. GOV'T.         OTHER             TOTAL
                              (000)            (000)             (000)
                          ------------     ------------      ------------
Large Cap Value           $         --     $  678,749        $  678,749
Large Cap Growth                    --      1,140,558         1,140,558
Tax-Managed Large Cap               --         81,081            81,081
Small Cap Value                     --        341,636           341,636
Small Cap Growth                    --      1,187,706         1,187,706
Mid-Cap                             --         28,651            28,651
Capital Appreciation                --         73,951            73,951
Equity Income                       --         64,475            64,475
Balanced                        12,460         39,013            51,473
Core Fixed Income            3,516,505        223,702         3,740,207
High Yield Bond                     --        101,540           101,540

     At March 31, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments at March 31, 2000, is as follows:

                                                              NET
                                                              UNREALIZED
                            APPRECIATED    DEPRECIATED        APPRECIATION
                            SECURITIES     SECURITIES         DEPRECIATION
                            (000)          (000)             (000)
                            -----------    ----------        -------------
Large Cap Value             $  415,418     $ (310,699)       $  104,719
Large Cap Growth             1,649,406       (104,942)        1,544,464
Tax-Managed
  Large Cap                    270,927       (100,372)          170,555
Small Cap Value                 82,072        (64,893)           17,179
Small Cap Growth               548,432        (57,383)          491,049
Mid-Cap                          9,458         (2,329)            7,129
Capital Appreciation            20,291         (2,814)           17,477
Equity Income                   10,258         (1,401)            8,857
Balanced                        10,312         (2,289)            8,023
Core Fixed Income               21,678        (57,250)          (35,572)
High Yield Bond                 13,008        (74,768)          (61,760)

6.    WRITTEN OPTIONS TRANSACTIONS

     Written option transactions entered into during the period ending March 31, 2000 are summarized as follows:

                                          CORE FIXED INCOME
                               --------------------------------------
                                                           PREMIUM
                               # OF CONTRACTS               (000)
                               --------------            ------------
Balance at the beginning
   of period                        865                  $   775
Written                           3,142                    2,238
Expired                            (895)                    (401)
Exercised                            --                      --
Closing Buys                     (2,284)                  (2,015)
                               --------------            ------------
Balance at the end
   of period                        828                   $  597
                               ==============            ============

At March 31, 2000 the Core Fixed Income Fund had sufficient cash and/or securities at least equal to the value of written options.

-------------------
SEI INSTITUTIONAL
MANAGED TRUST
-------------------
SEMI-ANNUAL REPORT
-------------------
MARCH 31, 2000

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey

George J. Sullivan, Jr.
Rosemarie B. Greco

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathy Heilig
VICE PRESIDENT, ASSISTANT SECRETARY
Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY
James Foggo
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. FOR MORE INFORMATION CALL
1(BULLET)800(BULLET)DIAL(BULLET)SEI/1(BULLET)800(BULLET)342(BULLET)5734

SEI (LOGO OMITTED)
Investments
Distribution Co.

Oaks, PA 19456
800-DIAL-SEI/800-342-5734


SEI-F-092-07